Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2011
Document And Entitiy Information [Abstract]
Document type	8-K
Document period end date	Dec 31, 2011
Amendment flag	false
Entity registrant name	REINSURANCE GROUP OF AMERICA INC
Entity central index key	0000898174
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Common Shares Outstanding			73,374,919
Entity public float		$ 4.5
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed Maturity Securities [Abstract]
Available-for-sale at fair value (amortized cost of $14,182,880 and $13,345,022 at December 31, 2011 and 2010, respectively)	$ 16,200,950	$ 14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Total investments	24,964,612	22,666,568
Cash and cash equivalents	962,870	463,661
Accrued investment income	144,334	127,874
Premiums receivable and other reinsurance balances	1,059,572	1,037,679
Reinsurance ceded receivables	626,194	769,699
Deferred policy acquisition costs	3,543,925	3,314,715
Other assets	332,466	289,984
Total assets	31,633,973	28,670,180
Liabilities and Stockholders Equity
Future policy benefits	9,903,886	9,274,789
Interest-sensitive contract liabilities	8,394,468	7,774,481
Other policy claims and benefits	2,841,373	2,597,941
Other reinsurance balances	118,219	133,590
Deferred income taxes	1,679,834	1,260,180
Other liabilities	810,775	637,923
Short Term Debt	0	199,985
Long-term debt	1,414,688	1,016,425
Collateral finance facility	652,032	850,039
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Total liabilities	25,815,275	23,904,774
Stockholders Equity:
Preferred stock (par value $.01 per share; 10,000,000 shares authorized; no shares issued or outstanding)	0	0
Common stock (par value $.01 per share; 140,000,000 shares authorized; shares issued: 79,137,758 and 73,363,523 at December 31, 2011 and 2010, respectively)	791	734
Warrants	0	66,912
Additional paid-in-capital	1,727,774	1,478,398
Retained earnings	2,818,429	2,327,473
Treasury stock, at cost; 5,770,024 and 328 shares at December 31, 2011 and 2010, respectively	(346,449)	(295)
Accumulated other comprehensive income (loss)	1,618,153	892,184
Total stockholders equity	5,818,698	4,765,406
Total liabilities and stockholders equity	$ 31,633,973	$ 28,670,180

CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parentheticals [Abstract]
Available for Sale at Fair value - Amortized cost	$ 14,182,880	$ 13,345,022
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	140,000,000	140,000,000
Common stock shares issued	79,137,758	73,363,523
Common stock shares outstanding	73,368,000	73,363,000
Treasury Shares Held	5,770,024	328
Allowances for Loan and Lease Losses, Real Estate	$ 11,793	$ 6,239

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net premiums	$ 7,335,687	$ 6,659,680	$ 5,725,161
Investment income, net of related expenses	1,281,197	1,238,660	1,122,462
Investment related gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(30,873)	(31,920)	(128,834)
Other-than-temporary impairments on fixed maturity securities transferred to (from) accumulated other comprehensive income	(3,924)	(2,045)	(16,045)
Other investment related gains (losses), net	(9,107)	241,905	146,937
Total investment related gains (losses), net	(36,056)	212,030	34,148
Other revenues	248,710	151,360	185,051
Total revenues	8,829,538	8,261,730	7,066,822
Benefits and Expenses:
Claims and other policy benefits	6,225,183	5,547,155	4,819,426
Interest credited	316,394	309,982	323,738
Policy acquisition costs and other insurance expenses	990,021	1,137,589	1,010,112
Other operating expenses	419,340	361,971	294,779
Interest expense	102,638	90,996	69,940
Collateral finance facility expense	12,391	7,856	8,268
Total benefits and expenses	8,065,967	7,455,549	6,526,263
Income before income taxes	763,571	806,181	540,559
Provision for income taxes	(217,526)	(270,439)	(167,563)
Net income	$ 546,045	$ 535,742	$ 372,996
Basic earnings per share:
Income from continuing operations basic earnings per share	$ 7.42	$ 7.32	$ 5.12
Diluted earnings per share:
Income from continuing operations diluted earnings per share	$ 7.37	$ 7.17	$ 5.09
Dividends declared per share	$ 0.6	$ 0.48	$ 0.36

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Net income	$ 546,045	$ 535,742	$ 372,996
Other comprehensive income (loss):
Change in foreign currency translation adjustments	(25,500)	51,320	177,957
Change in unrealized gain (loss) on securities	769,105	542,911	672,735
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,236)	4,081	(10,429)
Changes in pension and other postretirement plan adjustments	(16,400)	1,566	(1,468)
Total other comprehensive income (loss)	725,969	599,878	838,795
Total comprehensive income (loss)	$ 1,272,014	$ 1,135,620	$ 1,211,791

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock Member	Warrants Member	Additional Paid In Capital Member	Retained Earnings Member	Treasury Stock Member	Accumulated Other Comprehensive Income Member
Total stockholders equity at Dec. 31, 2007	$ 2,616,808	$ 734	$ 66,914	$ 1,450,041	$ 1,682,087	$ (34,697)	$ (548,271)
Statement Of Stockholders Equity
Stockholders Equity Period Increase Decrease	(180,956)				(187,180)		6,224
Total stockholders equity at Dec. 31, 2008	2,435,852	734	66,914	1,450,041	1,494,907	(34,697)	(542,047)
Statement Of Stockholders Equity
Net income	372,996				372,996
Total other comprehensive income (loss)	838,795						838,795
Impact of adoption of guidance for other-than-temporary impairments on fixed maturity securities					4,442		(4,442)
Dividends to stockholders	(26,212)				(26,212)
Stock Issued During Period Value New Issues	0
Stock Issued During Period Value Stock Options Exercised	1		(2)	3
Treasury Stock Value Acquired Cost Method	(1,607)					(1,607)
Stock Issued During Period Value Treasury Stock Reissued	19,929			13,057	(11,854)	18,726
Total stockholders equity at Dec. 31, 2009	3,639,754	734	66,912	1,463,101	1,834,279	(17,578)	292,306
Statement Of Stockholders Equity
Net income	535,742				535,742
Total other comprehensive income (loss)	599,878						599,878
Dividends to stockholders	(35,170)				(35,170)
Stock Issued During Period Value Stock Options Exercised	0
Treasury Stock Value Acquired Cost Method	(718)					(718)
Stock Issued During Period Value Treasury Stock Reissued	25,920			15,297	(7,378)	18,001
Total stockholders equity at Dec. 31, 2010	4,765,406	734	66,912	1,478,398	2,327,473	(295)	892,184
Statement Of Stockholders Equity
Net income	546,045				546,045
Total other comprehensive income (loss)	725,969						725,969
Dividends to stockholders	(44,229)				(44,229)
Stock Issued During Period Value New Issues	2
Stock Issued During Period Value Stock Options Exercised	154,585	55	(66,912)	221,442
Treasury Stock Value Acquired Cost Method	(380,345)					(380,345)
Stock Issued During Period Value Treasury Stock Reissued	51,265			27,934	(10,860)	34,191
Total stockholders equity at Dec. 31, 2011	$ 5,818,698	$ 791	$ 0	$ 1,727,774	$ 2,818,429	$ (346,449)	$ 1,618,153

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 546,045	$ 535,742	$ 372,996
Change in operating assets and liabilities:
Accrued investment income	(17,426)	(18,363)	(16,652)
Premiums receivable and other reinsurance balances	(83,650)	(111,451)	(72,803)
Deferred policy acquisition costs	(241,903)	61,828	55,143
Reinsurance ceded balances	143,505	(53,219)	18,676
Future policy benefits, other policy claims and benefits, and other reinsurance balances	970,685	1,580,458	907,732
Deferred income taxes	168,994	425,174	(98,891)
Other assets and other liabilities, net	(104,423)	(253,679)	337,707
Amortization of net investment premiums, discounts and other	(172,688)	(144,334)	(134,524)
Investment related gains, net	36,056	(212,030)	(34,148)
Gain on repurchase of long-term debt	(65,565)	0	(38,875)
Excess tax benefits from share-based payment arrangement	(4,933)	2,255	(2,605)
Other, net	134,835	30,359	70,480
Net cash provided by operating activities	1,309,532	1,842,740	1,364,236
Cash Flows from Investing Activities:
Sales of fixed maturity securities available-for-sale	3,165,479	3,319,453	2,952,773
Maturities of fixed maturity securities available-for-sale	218,696	150,687	66,791
Purchases of fixed maturity securities available-for-sale	(4,011,985)	(4,854,416)	(4,693,875)
Cash invested in mortgage loans	(209,194)	(132,801)	(84,107)
Cash invested in policy loans	(61,073)	(95,163)	(67,039)
Cash invested in funds withheld at interest	(37,721)	(103,578)	(76,594)
Principal payments on mortgage loans on real estate	92,806	29,422	50,278
Principal payments on policy loans	29,091	3,309	27,188
Change in short-term investments and other invested assets	(91,880)	(37,395)	(114,473)
Net cash used in investing activities	(905,781)	(1,720,482)	(1,939,058)
Cash Flows from Financing Activities:
Dividends to stockholders	(44,229)	(35,170)	(26,212)
Proceeds From Issuance Of Long Term Debt	394,388	0	396,344
Net repayments under credit agreements	0	0	(22,539)
Purchases of treasury stock	(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement	4,933	(2,255)	2,605
Exercise of stock options, net	6,449	2,277	6,304
Change in cash collateral for derivative positions	231,180	26,324	(175,776)
Proceeds From Annuities And Investment Certificates	367,771	124,482	272,564
Repayments Of Annuities And Investment Certificates	(142,469)	(308,369)	(216,724)
Proceeds from redemption and remarketing of trust preferred securities	154,588	0	0
Maturity of trust preferred securities	159,473	0	0
Repayments of Secured Debt	130,798	0	0
Maturities of Senior Debt	200,000	0
Early Repayment of Subordinated Debt			39,960
Net cash used in financing activities	101,995	(193,429)	194,999
Effect of exchange rate changes on cash	(6,537)	22,805	16,447
Change in cash and cash equivalents	499,209	(48,366)	(363,376)
Cash and cash equivalents, beginning of period	463,661	512,027	875,403
Cash and cash equivalents, end of period	962,870	463,661	512,027
Supplementary information:
Cash paid for interest	100,733	95,939	72,719
Cash paid for income taxes, net of refunds	$ 129,009	$ 10,452	$ 25,573

Organization	12 Months Ended
Dec. 31, 2011
Organization And Basis Of Presentation [Abstract]
Organization and Basis of Presentation

Reinsurance Group of America, Incorporated

Notes to consolidated financial statements

For the years ended December 31, 2011, 2010 and 2009

Note 1 ORGANIZATION

Reinsurance Group of America, Incorporated ("RGA") is an insurance holding company that was formed on December 31, 1992. The consolidated financial statements include the assets, liabilities, and results of operations of RGA, RGA Reinsurance Company ("RGA Reinsurance"), Reinsurance Company of Missouri, Incorporated (“RCM”), RGA Reinsurance Company (Barbados) Ltd. ("RGA Barbados"), RGA Americas Reinsurance Company, Ltd. ("RGA Americas"), RGA Atlantic Reinsurance Company, Ltd. (“RGA Atlantic”), RGA Life Reinsurance Company of Canada ("RGA Canada"), RGA Reinsurance Company of Australia, Limited ("RGA Australia") and RGA International Reinsurance Company ("RGA International") as well as other subsidiaries, which are primarily wholly owned (collectively, the "Company").

The Company is primarily engaged in the reinsurance of individual and group coverages for traditional life and health, longevity, disability income, annuity and critical illness products, and financial reinsurance. Reinsurance is an arrangement under which an insurance company, the reinsurer, agrees to indemnify another insurance company, the ceding company, for all or a portion of the insurance risks underwritten by the ceding company. Reinsurance is designed to (i) reduce the net liability on individual risks, thereby enabling the ceding company to increase the volume of business it can underwrite, as well as increase the maximum risk it can underwrite on a single life or risk; (ii) stabilize operating results by leveling fluctuations in the ceding company's loss experience; (iii) assist the ceding company to meet applicable regulatory requirements; and (iv) enhance the ceding company's financial strength and surplus position.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation and Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, premiums receivable, future policy benefits, incurred but not reported claims, income taxes, and valuation of investments and investment impairments. Actual results could differ materially from the estimates and assumptions used by management.

The accompanying consolidated financial statements include the accounts of RGA and its subsidiaries, which are primarily wholly owned, and any variable interest entities where the Company is the primary beneficiary. Entities in which the Company has significant influence over the operating and financing decisions but are not required to be consolidated are reported under the equity method of accounting. The Company evaluates variable interest entities in accordance with the general accounting principles for Consolidation. Intercompany balances and transactions have been eliminated.

There were no subsequent events that would require disclosure or adjustments to the accompanying consolidated financial statements through the date the financial statements were issued other than the cancellation of issued, but undrawn, letters of credit as disclosed in Note 12 – “Commitments and Contingent Liabilities”.

Investments

Fixed Maturity Securities

Fixed maturity securities available-for-sale are reported at fair value and are so classified based upon the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs.

Unrealized gains and losses on fixed maturity securities classified as available-for-sale, less applicable deferred income taxes as well as related adjustments to deferred acquisition costs, if applicable, are reflected as a direct charge or credit to accumulated other comprehensive income (“AOCI”) in stockholders' equity on the consolidated balance sheets.

Investment income is recognized as it accrues or is legally due. Realized gains and losses on sales of investments are included in investment related gains (losses), net, as are credit impairments that are other-than-temporary in nature. The cost of investments sold is primarily determined based upon the specific identification method.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances, net of any unamortized premium or discount and valuation allowances. Interest income is accrued on the principal amount of the mortgage loan based on its contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. The Company accrues interest on loans until it is probable the Company will not receive interest or the loan is 90 days past due. Interest income, amortization of premiums and discounts and prepayment fees are reported in investment income, net of related expenses in the consolidated statements of income.

A mortgage loan is considered to be impaired when, based on the current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the mortgage agreement. Valuation allowances on mortgage loans are established based upon losses expected by management to be realized in connection with future dispositions or settlement of mortgage loans, including foreclosures. The Company establishes valuation allowances for estimated impairments on an individual loan basis as of the balance sheet date. Such valuation allowances are based on the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. Non-specific valuation allowances are established for mortgage loans based on an internal credit quality rating where a property-specific or market-specific risk has not been identified, but for which an incurred loss is probable. These evaluations are based upon several loan portfolio specific factors, including the Company's experience for loan losses, defaults and loss severity, loss expectations for loans with similar risk characteristics and industry statistics. These evaluations are revised as conditions change and new information becomes available. In addition to historical experience, management considers factors that include the impact of changing macro economic conditions, which may not be currently reflected in the loan portfolio performance, and recent loss and recovery trend experience as compared to historical loss and recovery experience. Any interest accrued or received on the net carrying amount of the impaired loan will be included in investment income or applied to the principal of the loan, depending on the assessment of the collectability of the loan. Mortgage loans deemed to be uncollectible or that have been foreclosed are charged off against the valuation allowances and subsequent recoveries, if any, are credited to the valuation allowances. Changes in valuation allowances are reported in investment related gains (losses), net on the consolidated statements of income.

The Company evaluates whether a mortgage loan modification represents a troubled debt restructuring. In a troubled debt restructuring, the Company grants concessions related to the borrower's financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous monitoring process, the Company may have recorded a specific valuation allowance prior to when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

The Company's internal risk rating model is used to estimate the probability of mortgage loan default and the likelihood of loss upon default. The rating scale ranges from “high investment grade” to “in or near default” with high investment grade being the highest quality and least likely to default and lose principal. Likewise, a rating of in or near default indicates the lowest quality and the most likely to default or lose principal. All loans are assigned a rating at origination and ratings are updated at least annually. Lower rated loans appear on the Company's watch list and are re-evaluated more frequently. The debt service coverage ratio and the loan to value ratio are the most heavily weighted factors in determining the loan rating. Other factors involved in determining the final rating are loan amortization, tenant rollover, location and market stability, and borrowers' financial condition and experience.

Policy Loans

Policy loans are reported at the unpaid principal balance. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. These policy loans present no credit risk because the amount of the loan cannot exceed the obligation due the ceding company upon the death of the insured or surrender of the underlying policy.

Funds Withheld at Interest

Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and agreements written on a coinsurance funds withheld basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these assets at rates defined by the treaty terms.

Short-term Investments

Short-term investments represent investments with remaining maturities greater than three months but less than twelve months, at the date of purchase, and are stated at amortized cost, which approximates fair value.

Other Invested Assets

In addition to derivative contracts discussed below, other invested assets include equity securities and collateral, carried at fair value, and limited partnership interests and structured loans, primarily carried at cost. Changes in fair value of equity securities and preferred stocks are recorded through AOCI.

Other-than-Temporary Impairment

The Company identifies fixed maturity and equity securities that could potentially have credit impairments that are other-than-temporary by monitoring market events that could impact issuers' credit ratings, business climates, management changes, litigation, government actions and other similar factors. The Company also monitors late payments, pricing levels, rating agency actions, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

The Company reviews all securities on a case-by-case basis to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. The Company considers relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other-than-temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in fair value; (3) the issuers financial position and access to capital; and (4) for fixed maturity securities, the Company's intent to sell a security or whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, the Company's ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are reported in investment related gains (losses), net on the consolidated statements of income. Impairment losses on fixed maturity securities recognized in the financial statements are dependent on the facts and circumstances related to the specific security. If the Company intends to sell a security or it is more likely than not that it would be required to sell a security before the recovery of its amortized cost, less any recorded credit loss, it recognizes an other-than-temporary impairment in investment related gains (losses), net on the consolidated statements of income for the difference between amortized cost and fair value. If the Company does not expect to recover the amortized cost basis, it does not plan to sell the security and if it is not more likely than not that it would be required to sell a security before the recovery of its amortized cost, less any recorded credit loss, the recognition of the other-than-temporary impairment is bifurcated. The Company recognizes the credit loss portion in investment related gains (losses), net and the non-credit loss portion in AOCI.

The Company estimates the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The techniques and assumptions for establishing the best estimate cash flows vary depending on the type of security. The asset-backed securities' cash flow estimates are based on security-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate fixed maturity security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using security specific facts and circumstances including timing, security interests and loss severity.

In periods after an other-than-temporary impairment loss is recognized on a fixed maturity security, the Company will report the impaired security as if it had been purchased on the date it was impaired and will continue to estimate the present value of the estimated cash flows of the security. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

The cost of other invested assets is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within investment related gains (losses), net and the cost basis of the investment securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. However, the Company adjusts the cost basis for accretion or amortization.

Derivative Instruments

Overview

The Company utilizes a variety of derivative instruments including swaps, options, forwards and futures, primarily to manage or hedge interest rate risk, credit risk, inflation risk, foreign currency risk, market volatility and various other market risks associated with its business. The Company does not invest in derivatives for speculative purposes. It is the Company's policy to enter into derivative contracts primarily with highly rated parties. See Note 5 – “Derivative Instruments” for additional detail on the Company's derivative positions.

Accounting and Financial Statement Presentation of Derivatives

Derivatives are carried on the Company's consolidated balance sheets in other invested assets or other liabilities, at fair value. Certain derivatives are subject to master netting provisions and reported as a net asset or liability. On the date a derivative contract is executed, the Company designates the derivative as (1) a fair value hedge, (2) a cash flow hedge, (3) a foreign currency hedge, (4) a net investment hedge in a foreign operation or (5) free-standing derivatives held for other risk management purposes, which primarily involve managing asset or liability risks associated with the Company's reinsurance treaties which do not qualify for hedge accounting.

Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within investment related gains (losses), net. The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within AOCI and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffective are reported within investment related gains (losses), net. The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within AOCI consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within investment related gains (losses), net.

Changes in the fair value of free-standing derivative instruments, which do not receive accounting hedge treatment, are reflected in investment related gains (losses), net.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective, the derivative continues to be carried in the consolidated balance sheets at fair value, with changes in fair value recognized in investment related gains (losses), net. The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction occurrence is still probable, the changes in estimated fair value of derivatives recorded in other comprehensive income (“OCI”) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in investment related gains (losses), net. Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in investment related gains (losses), net.

In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as investment related gains (losses), net.

Hedge Documentation and Hedge Effectiveness

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a fair value hedge; (ii) a cash flow hedge; (iii) a foreign currency hedge; or (iv) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

Embedded Derivatives

The Company reinsures certain annuity products that contain terms that are deemed to be embedded derivatives, primarily equity-indexed annuities and variable annuities with guaranteed minimum benefits. The Company assesses reinsurance contract terms to identify embedded derivatives which are required to be bifurcated under the general accounting principles for Derivatives and Hedging. If the contract is not reported for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for separately.

Such embedded derivatives are carried on the consolidated balance sheets at fair value in the same line item as the host contract. Changes in the fair value of embedded derivatives associated with equity-indexed annuities are reflected in interest credited on the consolidated statements of income and changes in the fair value of embedded derivatives associated with variable annuity guaranteed minimum benefits are reflected in investment related gains (losses), net on the consolidated statements of income. The Company has implemented an economic hedging strategy to mitigate the volatility associated with its reinsurance of variable annuity guaranteed minimum benefits. The hedging strategy is designed such that changes in the fair value of the hedge contracts, primarily futures, swap contracts and options, move in the opposite direction of changes in the fair value of the embedded derivatives. While the Company actively manages its hedging program, the hedges that are in place may not be totally effective in offsetting the embedded derivative changes due to the many variables that must be managed. The Company has elected not to assess this hedging strategy for hedge accounting treatment.

Additionally, reinsurance treaties written on a modified coinsurance or funds withheld basis are subject to the general accounting principles for Derivatives and Hedging related to embedded derivatives. The Company's funds withheld at interest balances are primarily associated with its reinsurance treaties structured on a modified coinsurance or funds withheld basis, the majority of which were subject to the general accounting principles for Derivatives and Hedging related to embedded derivatives. Management believes the embedded derivative feature in each of these reinsurance treaties is similar to a total return swap on the assets held by the ceding companies. The valuation of the embedded derivatives related to these reinsurance treaties is sensitive to the credit spread environment. The calculation of the change in fair value of these embedded derivatives includes the effect associated with the Company's own credit risk. A decline in the Company's credit ratings would result in a decrease in the embedded derivative liability. The fair value of the embedded derivatives is included in the funds withheld at interest line item on the consolidated balance sheets. The change in the fair value of the embedded derivatives is recorded in investment related gains (losses), net on the consolidated statements of income.

The Company has entered into various financial reinsurance treaties on a funds withheld and modified coinsurance basis. These treaties do not transfer significant insurance risk and are recorded on a deposit method of accounting with the Company earning a net fee. As a result of the experience refund provisions contained in these treaties, the value of the embedded derivatives in these contracts is currently considered immaterial. The Company monitors the performance of these treaties on a quarterly basis. Significant adverse performance or losses on these treaties may result in a loss associated with the embedded derivative.

Fair Value Measurements

General accounting principles for Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value, establish a fair value hierarchy based on the inputs used to measure fair value and enhance disclosure requirements for fair value measurements. In compliance with these principles, the Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), the second highest priority to quoted prices in markets that are not active or inputs that are observable either directly or indirectly (Level 2) and the lowest priority to unobservable inputs (Level 3).

If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

See Note 6 - “Fair Value of Financial Instruments” for further details on the Company's assets and liabilities recorded at fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash on deposit and highly liquid debt instruments purchased with an original maturity of three months or less.

Premiums Receivable

Premiums are accrued when due and in accordance with information received from the ceding company. When a ceding company fails to report information on a timely basis, the Company records accruals based on the terms of the reinsurance treaty as well as historical experience. Other management estimates include adjustments for lapsed premiums given historical experience, the financial health of specific ceding companies, collateral value and the legal right of offset on related amounts (i.e. allowances and claims) owed to the ceding company. Under the legal right of offset provisions in its reinsurance treaties, the Company can withhold payments for allowances and claims from unpaid premiums. Based on its review of these factors and historical experience, the Company did not believe a provision for doubtful accounts was necessary as of December 31, 2011 or 2010.

Deferred Policy Acquisition Costs

Costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Such costs include commissions and allowances as well as certain costs of policy issuance and underwriting. Non-commission costs related to the acquisition of new and renewal insurance contracts may be deferred only if they meet the following criteria:

  Incremental direct costs of a successful contract acquisition.
  Portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities for a contract that has been acquired.
  Other costs directly related to the specified acquisition activities that would not have been incurred had that acquisition contract transaction not occurred.
  Advertising costs that meet the capitalization criteria in other GAAP guidance (i.e., certain direct-response marketing).

The Company performs annual tests to establish that Deferred Policy Acquisition Costs (“DAC”) remain recoverable at all times, including at issue, and if financial performance significantly deteriorates to the point where a premium deficiency exists, a cumulative charge to current operations will be recorded. As a result of recoverability testing for new business issues, a charge of approximately $7.7 million to current operations was recorded in the Asset-Intensive sub-segment in 2009 with projected revenue deemed insufficient to cover future benefits and expenses. No such adjustments related to DAC recoverability were made in 2010 or 2011.

Deferred costs related to traditional life insurance contracts are amortized with interest over the premium-paying period of the related policies in proportion to the ratio of individual period premium revenues to total anticipated premium revenues over the life of the policy. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Deferred costs related to interest-sensitive life and investment-type policies are amortized over the lives of the policies, in relation to the present value of estimated gross profits expected to be realized from mortality, investment income less interest credited, and expense margins.

Other Reinsurance Balances

The Company assumes and retrocedes financial reinsurance contracts that represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other reinsurance assets/liabilities. The amount of revenue reported in other revenues on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement. Assets and liabilities are reported on a net or gross basis, depending on the specific details within each treaty. Reinsurance agreements reported on a net basis, where a legal right of offset exists, are generally included in other reinsurance balances on the consolidated balance sheets. Balances resulting from the assumption and/or subsequent transfer of benefits and obligations resulting from cash flows related to variable annuities have also been classified as other reinsurance balance assets and/or liabilities.

Goodwill and Value of Business Acquired

Goodwill, reported in other assets, is not amortized into results of operations, but instead is reviewed at least annually for impairment and written down only in the periods in which the recorded value of goodwill exceeds its fair value. Goodwill as of December 31, 2011 and 2010 totaled $7.0 million, net. The value of business acquired (“VOBA”) is amortized in proportion to the ratio of annual premium revenues to total anticipated premium revenues or in relation to the present value of estimated profits. Anticipated premium revenues have been estimated using assumptions consistent with those used in estimating reserves for future policy benefits. The carrying value is reviewed at least annually for indicators of impairment in value. The VOBA was approximately $0.8 million and $1.0 million, including accumulated amortization of $24.6 million and $24.4 million, as of December 31, 2011 and 2010, respectively. The VOBA amortization expense for the years ended December 31, 2011, 2010 and 2009 was $0.2 million, $12.3 million, and $0.4 million, respectively. The higher VOBA amortization in 2010 is related to acquisition of Reliastar Life Insurance Company's U.S. and Canadian group life, accident and health reinsurance business, which was entirely amortized in 2010. These amortized balances are included in other assets on the consolidated balance sheets. Future amortization of the VOBA is not material.

Value of Distribution Agreements and Customer Relationships Acquired

Value of distribution agreements (“VODA”) is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired (“VOCRA”) is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The Company's VODA and VOCRA are related to the acquisition of Reliastar Life Insurance Company's U.S. and Canadian group life, accident and health reinsurance business in 2010. The VODA is amortized over a useful life of 15 years and the VOCRA is also amortized over a 15 year period in proportion to expected revenues generated. Such amortization is included in policy acquisition costs and other insurance expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances. VODA and VOCRA totaled approximately $106.3 million and $117.3 million, including accumulated amortization of $14.3 million and $3.4 million, as of December 31, 2011 and 2010, respectively. The VODA and VOCRA amortization expense for the years ended December 31, 2011 and 2010 was $10.9 million and $3.4 million, respectively. Amortization of the VODA and VOCRA is estimated to be $10.5 million, $10.1 million, $9.5 million, $9.4 million and $9.0 million during 2012, 2013, 2014, 2015 and 2016, respectively.

Other Assets

In addition to the goodwill, VOBA, VODA and VOCRA, other assets primarily includes unamortized debt issuance costs, corporate-owned life insurance, capitalized software, and other capitalized assets. Capitalized software is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. As of December 31, 2011 and 2010, the Company had unamortized computer software costs of approximately $33.0 million and $14.6 million, respectively. The increase in unamortized software costs in 2011 was primarily related to the development or acquisition of software for internal use in connection with the Company's information technology initiatives. During 2011, 2010 and 2009, the Company amortized computer software costs of $4.3 million, $4.0 million, and $3.5 million, respectively. Amortization of software costs is recorded on a straight-line basis over periods ranging from three to ten years. Carrying values are reviewed periodically for indicators of impairment in value.

Future Policy Benefits

Liabilities for future benefits on life policies are established in an amount adequate to meet the estimated future obligations on policies in force. Liabilities for future policy benefits under long-term life insurance policies have been computed based upon expected investment yields, mortality and withdrawal (lapse) rates, and other assumptions. These assumptions include a margin for adverse deviation and vary with the characteristics of the plan of insurance, year of issue, age of insured, and other appropriate factors. Interest rates range from 3.0% to 6.0%. The mortality and withdrawal assumptions are based on the Company's experience as well as industry experience and standards. In establishing reserves for future policy benefits, the Company assigns policy liability assumptions to particular timeframes (eras) in such a manner as to be consistent with the underlying assumptions and economic conditions at the time the risks are assumed. The Company maintains a consistent approach to setting the provision for adverse deviation between eras.

The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. The Company establishes premium deficiency reserves if actual and anticipated experience indicates that existing policy liabilities together with the present value of future gross premiums will not be sufficient to cover the present value of future benefits, settlement and maintenance costs and to recover unamortized acquisition costs. The premium deficiency reserve is established by a charge to income, as well as a reduction in unamortized acquisition costs and, to the extent there are no unamortized acquisition costs, an increase in future policy benefits.

The reserving process includes normal periodic reviews of assumptions used and adjustments of reserves to incorporate the refinement of the assumptions. Any such adjustments relate only to policies assumed in recent periods and the adjustments are reflected by a cumulative charge or credit to current operations.

The Company reinsures disability income products in various markets. Liabilities for future benefits on disability policies' active lives are established in an amount adequate to meet the estimated future obligations on policies in force. These reserves are the amounts which, with the additional premiums to be received and interest thereon compounded annually at certain assumed rates, are calculated to be sufficient to meet the various policy and contract obligations as they mature.

The Company establishes future policy benefits for guaranteed minimum death benefits (“GMDB”) relating to the reinsurance of certain variable annuity contracts by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess proportionally over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to claims and other policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The Company's GMDB liabilities at December 31, 2011 were not material.

Interest-Sensitive Contract Liabilities

Liabilities for future benefits on interest-sensitive life and investment-type contract liabilities are carried at the accumulated contract holder values without reduction for potential surrender or withdrawal charges. The Company reinsures asset-intensive products, including annuities and corporate-owned life insurance. The investment portfolios for these products are segregated for management purposes within the general account of RGA Reinsurance. The liabilities under asset-intensive reinsurance contracts reinsured on a coinsurance basis are included in interest-sensitive contract liabilities on the consolidated balance sheets. Asset-intensive contracts principally include traditional individual fixed annuities in the accumulation phase, single premium immediate annuities, equity-indexed annuities and individual variable annuity contracts. Interest-sensitive contract liabilities are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations. Liabilities for immediate annuities are calculated as the present value of the expected cash flows, with the locked-in discount rate determined such that there is no gain or loss at inception. Additionally, certain annuity contracts the Company reinsures contain terms, such as guaranteed minimum benefits and equity participation options, which are deemed to be embedded derivatives and are accounted for based on the general accounting principles for Derivatives and Hedging.

The Company establishes liabilities for guaranteed minimum living benefits relating to certain variable annuity products as follows:

Guaranteed minimum income benefits (“GMIB”) provide the contract holder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum level of income (annuity) payments. Under the reinsurance treaty, the Company makes a payment to the ceding company equal to the GMIB net amount-at-risk at the time of annuitization and thus these contracts meet the net settlement criteria of the general accounting principles for Derivatives and Hedging and the Company assumes no mortality risk. Accordingly, the GMIB is considered an embedded derivative, which is measured at fair value separately from the host variable annuity product.

Guaranteed minimum withdrawal benefits (“GMWB”) guarantee the contract holder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contract holder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

Guaranteed minimum accumulation benefits (“GMAB”) provide the contract holder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

For GMIB, GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreased by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

The fair values of the GMIB, GMWB and GMAB liabilities are reflected in interest-sensitive contract liabilities on the consolidated balance sheets and are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges over the lives of the contracts. These projected cash flows incorporate expectations concerning policyholder behavior, such as lapses, withdrawals and benefit selections, and capital market assumptions such as interest rates and equity market volatilities. In measuring the fair value of GMIBs, GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum income, withdrawal and accumulation benefits (at inception). The changes in fair value are reported in investment related gains (losses), net. Any additional fees represent “excess” fees and are reported in other revenues on the consolidated statements of income. These variable annuity guaranteed living benefits may be more costly than expected in volatile or declining markets, causing an increase in interest-sensitive contract liabilities, negatively affecting net income.

The Company reinsures equity-indexed annuity contracts. These contracts allow the contract holder to elect an interest rate return or an equity market component where interest credited is based on the performance of common stock market indices, such as the S&P 500 Index®, the Dow Jones Industrial Average, or the NASDAQ. The equity market option is considered an embedded derivative, similar to a call option, which is reflected at fair value on the consolidated balance sheets in interest-sensitive contract liabilities. The fair value of embedded derivatives is computed based on a projection of future equity option costs using a budget methodology, discounted back to the balance sheet date using current market indicators of volatility and interest rates. Changes in the fair value of the embedded derivatives are included as a component of interest credited on the consolidated statements of income.

The Company reviews its estimates of actuarial liabilities for interest-sensitive contract liabilities and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these guarantees and benefits and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Other Policy Claims and Benefits

Claims payable for incurred but not reported losses are determined using case-basis estimates and lag studies of past experience. The time lag from the date of the claim or death to when the ceding company reports the claim to the Company can vary significantly by ceding company, business segment and product type, but generally averages around 2.8 months. Incurred but not reported claims are estimates on an undiscounted basis, using actuarial estimates of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amount recognized, which are reflected in net income in the period in which they are determined.

Other Liabilities

Other liabilities primarily includes investments in transit, separate accounts, employee benefits, current federal income taxes payable, and payables related to repurchase agreements. At times the Company utilizes sales of investment securities with agreements to repurchase the same securities for purposes of short-term financing. The repurchase obligation is a component of other liabilities. There were no securities subject to these agreements outstanding at December 31, 2011 or 2010.

Income Taxes

RGA and its eligible subsidiaries file a consolidated federal income tax return. The U.S. consolidated tax return includes the operations of RGA, RGA Americas, RGA Reinsurance, RGA Barbados, RGA Technology Partners, Inc., RCM, Timberlake Reinsurance Company II (“Timberlake Re”), Reinsurance Partners, Inc., RGA Worldwide Reinsurance Company, Ltd. (“RGA Worldwide"), Rockwood Reinsurance Company (“Rockwood Re”) and Parkway Reinsurance Company ("Parkway Re"). The Company's Australian, certain Barbadian, Bermudian, Canadian, South African, Indian, Irish, Singaporean, United Arab Emirates and United Kingdom subsidiaries are taxed under applicable local statutes.

The Company provides for federal, state and foreign income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities and are recognized in net income or in certain cases in OCI. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates in the relevant jurisdictions expected to apply to taxable income in the years the temporary differences are expected to reverse.

The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. The Company has significant deferred tax assets related to net operating and capital losses. Most of the Company's exposure related to its deferred tax assets are within legal entities that file a consolidated U.S. federal income tax return. The Company has projected its ability to utilize its net operating losses and has determined that predominately all of these losses are expected to be utilized prior to their expiration. The Company has also done extensive analysis of its capital losses and has determined that sufficient unrealized capital gains exist within its investment portfolios that should offset any capital loss realized. It is also the Company's intention to hold all unrealized loss securities until maturity or until their market value recovers. However, future unforeseen circumstances could create a situation in which the Company would prematurely sell securities in an unrealized loss position.

The Company will establish a valuation allowance when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

(i)       future taxable income exclusive of reversing temporary differences and carryforwards;

(ii)       future reversals of existing taxable temporary differences;

(iii)       taxable income in prior carryback years; and

(iv)       tax planning strategies.

Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur. The Company accounts for its total liability for uncertain tax positions considering the recognition and measurement thresholds established in general accounting principles for income taxes. The tax effects of a position are recognized in the income statement only if it is more likely than not to be sustained upon examination by the appropriate taxing authority. Unrecognized tax benefits due to tax uncertainties that do not meet the more likely than not criteria are included within other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest related to tax uncertainties as interest expense whereas penalties related to tax uncertainties are classified as a component of income tax.

Collateral Finance Facility

Collateral finance facility represents notes issued to fund collateral requirements for statutory reserves on specified term life insurance policies reinsured by RGA Reinsurance. The cost of the facility is reflected in collateral finance facility expense. See Note 14 - "Collateral Finance Facility" for additional information.

Company-Obligated Mandatorily Redeemable Preferred Securities of Subsidiary Trust Holding Solely Junior Subordinated Debentures of the Company

During December 2001, RGA Capital Trust I (the "Trust"), a wholly-owned subsidiary of RGA, sold Preferred Income Equity Redeemable Securities (“PIERS”) Units. Each unit consisted of a preferred security (“Preferred Securities”) issued by the Trust with a detachable warrant to purchase 1.2508 shares of RGA common stock. The Trust sold 4.5 million PIERS units. The fair value of the Preferred Securities on the date issued, $158.1 million, was recorded in liabilities on the consolidated balance sheets under the caption "Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures”. The coupon rate of the Preferred Securities was 5.75% on a face amount of $225.0 million. The Preferred Securities were remarketed and matured during 2011. See Note 13 – “Debt and Trust Preferred Securities” for more information.

Warrants

The fair value of the detachable warrants on the date the PIERS units were issued is recorded in stockholders' equity on the consolidated balance sheets under the caption "Warrants”. Approximately 4.4 million of the warrants were exercised in March 2011, at a price of $35.44 per warrant, resulting in the issuance of approximately 5.5 million shares of common stock. Remaining warrants were redeemed in cash at their redemption amount of $14.56 per warrant. See Note 13 – “Debt and Trust Preferred Securities” for more information.

Foreign Currency Translation

The translation of the foreign currency into U.S. dollars is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted-average exchange rate during each year. Gains or losses, net of applicable deferred income taxes, resulting from such translation are included in accumulated currency translation adjustments, in AOCI on the consolidated balance sheets until the underlying subsidiary is sold or substantially liquidated. The Company's material functional currencies are the U.S. dollar, Canadian dollar, British pound, Australian dollar, Japanese yen, Korean won, Euro and South African rand.

Retrocession Arrangements and Reinsurance Ceded Receivables

The Company generally reports retrocession activity on a gross basis. Amounts paid or deemed to have been paid for reinsurance are reflected in reinsurance ceded receivables. The cost of reinsurance related to long-duration contracts is recognized over the terms of the reinsured policies on a basis consistent with the reporting of those policies.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. In the individual life markets, the Company retains a maximum of $8.0 million of coverage per individual life. Claims in excess of this retention amount are retroceded to retrocessionaires; however, the Company remains fully liable to the ceding company for the entire amount of risk it assumes. In certain limited situations the Company has retained more than $8.0 million per individual policy. The Company enters into agreements with other reinsurers to mitigate the residual risk related to the over-retained policies. Additionally, due to some lower face amount reinsurance coverages provided by the Company in addition to individual life, such as group life, disability and health, under certain circumstances, the Company could potentially incur claims totaling more than $8.0 million per individual life.

Retrocessions are arranged through the Company's retrocession pools for amounts in excess of the Company's retention limit. As of December 31, 2011 and 2010, all rated retrocession pool participants followed by the A.M. Best Company were rated “A- (excellent)” or better. The Company verifies retrocession pool participants' ratings on a quarterly basis. For a majority of the retrocessionaires that were not rated, security in the form of letters of credit or trust assets has been given as additional security. In addition, the Company performs annual financial reviews of its retrocessionaires to evaluate financial stability and performance. In addition to its third party retrocessionaires, various RGA reinsurance subsidiaries retrocede amounts in excess of their retention to RGA Reinsurance, Parkway Re, RGA Barbados, RGA Americas, Rockwood Re, Manor Reinsurance, Ltd. (“Manor Re”), RGA Worldwide or RGA Atlantic.

As of December 31, 2011 and 2010, the Company had claims recoverable due from retrocessionaires of $151.9 million and $162.4 million, respectively, which is included in reinsurance ceded receivables, in the consolidated balance sheets. The Company considers outstanding claims recoverable in excess of 90 days to be past due. There were $11.4 million and $16.0 million of past due claims recoverable as of December 31, 2011 and 2010, respectively. Based on the Company's annual financial reviews noted in the paragraph above, the Company has not established a valuation allowance for claims recoverable from retrocessionaires. The Company has never experienced a material default in connection with retrocession arrangements, nor has it experienced any difficulty in collecting claims recoverable from retrocessionaires; however, no assurance can be given as to the future performance of such retrocessionaires or as to recoverability of any such claims.

Recognition of Revenues and Related Expenses

Life and health premiums are recognized as revenue when due from the insured, and are reported net of amounts retroceded. Benefits and expenses are reported net of amounts retroceded and are associated with earned premiums so that profits are recognized over the life of the related contract. This association is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs. Other revenue includes items such as treaty recapture fees, fees associated with financial reinsurance and policy changes on interest-sensitive and investment-type products that the Company reinsures. Any fees that are collected in advance of the period benefited are deferred and recognized over the period benefited.

For certain reinsurance transactions involving in force blocks of business, the ceding company pays a premium equal to the initial required reserve (future policy benefit). In such transactions, for income statement presentation, the Company nets the expense associated with the establishment of the reserve on the consolidated balance sheet against the premiums from the transaction.

Revenues for interest-sensitive and investment-type products consist of investment income, policy charges for the cost of insurance, policy administration, and surrenders that have been assessed against policy account balances during the period. Interest-sensitive contract liabilities for these products represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expenses include claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

The following table presents the weighted average interest-crediting rates and minimum guaranteed rate ranges for contracts containing guaranteed rates by major class of interest-sensitive product as of December 31, 2011 and 2010.

	Current weighted-average interest crediting rate		Minimum guaranteed rate ranges
Interest sensitive contract liability	2011	2010	2011	2010
Traditional individual fixed annuities	2.47%	3.79%	0.50 – 4.50%	2.50 – 4.50%
Equity-indexed annuities	4.07%	3.69%	1.00 – 3.00%	1.00 – 3.00%
Individual variable annuity contracts	4.02%	5.12%	1.50 – 5.42%	1.50 – 5.71%
Guaranteed investment contracts	3.79%	3.79%	0.00 – 4.50%	0.00 – 4.50%
Universal life – type policies	4.69%	5.00%	3.00 – 6.00%	3.00 – 6.00%

The spread profits on the Company's fixed annuity and interest-sensitive whole life, universal life (“UL”) and fixed portion of variable universal life (“VUL”) insurance policies are at risk if interest rates decline and remain relatively low for a period of time, which has generally been the case in recent years. Should interest rates remain at current levels that are significantly lower than those existing prior to the declines of recent years, the average earned rate of return on the Company's annuity and UL investment portfolios will continue to decline. Declining portfolio yields may cause the spreads between investment portfolio yields and the interest rate credited to contract holders to deteriorate as the Company's ability to manage spreads can become limited by minimum guaranteed rates on annuity and UL policies. In 2011, minimum guaranteed rates on non-variable annuity and UL policies generally ranged from 0.5% to 6.0%, with an average guaranteed rate of approximately 2.7%. In 2010, minimum guaranteed rates on non-variable annuity and UL policies generally ranged from 1.0% to 6.0%, with an average guaranteed rate of approximately 2.8%.

Interest rate spreads are managed for near term income through a combination of crediting rate actions and portfolio management. Certain annuity products contain crediting rates that reset annually, of which $804.3 million and $860.4 million of account balances are not subject to surrender charges, with 95.0% and 76.1% of these already at their minimum guaranteed rates as of December 31, 2011 and 2010, respectively. As such, certain management monitoring processes are designed to minimize the effect of sudden and/or sustained changes in interest rates on fair value, cash flows, and net interest income. The Company manages its exposure to interest rates principally by matching floating rate liabilities with corresponding floating rate assets and by matching fixed rate liabilities with corresponding fixed rate assets. The Company uses equity options or other derivatives to minimize its exposure to movements in equity markets that have a direct correlation with certain of its reinsurance products.

For each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with GAAP. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting with the net amount payable/receivable reflected in other reinsurance assets or liabilities on the consolidated balance sheets. Fees earned on the contracts are reflected as other revenues, rather than premiums, on the consolidated statements of income.

Earnings Per Share

Basic earnings per share exclude any dilutive effects of any outstanding options, warrants or units. Diluted earnings per share include the dilutive effects assuming outstanding stock options, warrants or units were exercised.

New Accounting Pronouncements

Changes to the general accounting principles are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates to the FASB Accounting Standards Codification™. Accounting standards updates not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company's consolidated financial statements.

Basis of Presentation, Business Combinations and Consolidation

In December 2011, the FASB amended the general accounting principles for Balance Sheet as it relates to the disclosures about offsetting assets and liabilities. The amendment requires disclosures about the Company's rights of offset and related arrangements associated with its financial instruments and derivative instruments. This amendment also requires the disclosure of both gross and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendment is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In February 2010, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. The amendment defers the effective date of the Consolidation amendment made in June 2009 for certain variable interest entities. This update also clarifies how a related party's interest should be considered when evaluating variable interests. The amendment is effective for fiscal years and interim periods beginning after January 31, 2010. The adoption of this amendment did not have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. This amendment also requires additional disclosures to provide transparent information regarding the involvement in a variable interest entity. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Investments

In April 2011, the FASB amended the general accounting principles for Receivables as it relates to a creditor's determination of whether a restructuring is a troubled debt restructuring. This amendment clarifies the guidance related to the creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties. It also clarifies that the creditor is precluded from using the effective interest rate test when evaluating whether a restructuring constitutes a troubled debt restructuring. The amendment is effective for interim and annual reporting periods beginning on or after June 15, 2011, and is to be applied retrospectively to restructurings occurring on or after the beginning of the annual period of adoption. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB amended the general accounting principles for Receivables as it relates to the disclosures about the credit quality of financing receivables and the allowance for credit losses. This amendment requires additional disclosures that provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. It also requires the disclosure of credit quality indicators, past due information, and modifications of financing receivables. The amendment is effective for interim and annual reporting periods ending on or after December 15, 2010, except for disclosures about activity that occurs during the reporting period. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 2 — “Summary of Significant Accounting Policies” and in Note 4 — “Investments”.

In April 2009, the FASB amended the general accounting principles for Investments as it relates to the recognition and presentation of other-than-temporary impairments. This amendment updates the other-than-temporary impairment guidance for fixed maturity securities to make it more operational and to improve the presentation and disclosure of other-than-temporary impairments (“OTTI”) on fixed maturity and equity securities in the financial statements. This amendment is effective for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment resulted in a net after-tax increase to retained earnings and a decrease to accumulated other comprehensive income of $4.4 million, as of April 1, 2009. The required disclosures are provided in Note 4 — “Investments”.

Transfers and Servicing

In April 2011, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the reconsideration of effective control for repurchase agreements. This amendment removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets and also removes the collateral maintenance implementation guidance related to that criterion. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the transfers of financial assets. This amendment also requires additional disclosures to address concerns regarding the transparency of transfers of financial assets. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In February 2008, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the accounting for transfers of financial assets and repurchase financing transactions. This amendment provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The amendment is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Derivatives and Hedging

In March 2010, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to embedded derivatives.  This amendment clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of a financial instrument to another.  The amendment is effective for financial statements issued for fiscal years and interim periods beginning after June 15, 2010.  The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In March 2008, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to the disclosures about derivative instruments and hedging activities. This amendment requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The amendment is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this amendment in the first quarter of 2009. The required disclosures are provided in Note 5 — “Derivative Instruments”.

Fair Value Measurements and Disclosures

In May 2011, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the measurement and disclosure requirements about fair value measurements. This amendment clarifies the FASB's intent about the application of existing fair value measurement requirements. It also changes particular principles and requirements for measuring fair value and for disclosing information about fair value measurements. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements other than the addition of the required disclosures.

In January 2010, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the disclosures about fair value measurements. This amendment requires new disclosures about the transfers in and out of Level 1 and 2 measurements and also enhances disclosures about the activity within the Level 3 measurements. It also clarifies the required level of disaggregation and the disclosures regarding valuation techniques and inputs to fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for the enhanced Level 3 disclosures. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

In April 2009, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to determining fair value when the volume and level of activity for asset or liability have significantly decreased and identifying transactions that are not orderly. This amendment provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. This amendment is effective prospectively for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements. The required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

Deferred Policy Acquisition Costs

In October 2010, the FASB amended the general accounting principles for Financial Services – Insurance as it relates to accounting for costs associated with acquiring or renewing insurance contracts. This amendment clarifies that only those costs that result directly from and are essential to the contract transaction and that would not have been incurred had the contract transaction not occurred can be capitalized. It also defines acquisitions costs as costs that are related directly to the successful acquisitions of new or renewal insurance contracts. The amendment is effective for fiscal years and interim periods beginning after December 15, 2011. The retrospective adoption of this amendment on January 1, 2012, resulted in a reduction in the Company's deferred acquisition cost asset and a corresponding reduction to equity. There will be a decrease in amortization subsequent to adoption due to the reduced deferred acquisition cost asset. There will also be a reduction in the level of future costs the Company defers; thereby increasing expenses incurred in future periods.

	As Previously Reported		Adjustments		As Adjusted
	December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010

Assets
Deferred policy acquisition costs	$4,013,984	$3,726,443	$(470,059)	$(411,728)	$3,543,925	$3,314,715

Liabilities and Stockholders' Equity
Future policy benefits	9,903,503	9,274,789	383	-	9,903,886	9,274,789
Deferred income taxes	1,831,869	1,396,747	(152,035)	(136,567)	1,679,834	1,260,180
Stockholders' Equity:
Retained earnings	3,131,934	2,587,403	(313,505)	(259,930)	2,818,429	2,327,473
Accumulated other comprehensive income	1,623,055	907,415	(4,902)	(15,231)	1,618,153	892,184

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Benefits and Expenses:
Claims and other policy benefits	$6,224,800	$5,547,155	$4,819,426	$383	$-	$-	$6,225,183	$5,547,155	$4,819,426
Policy acquisition costs and
other insurance expenses	919,595	1,079,953	958,326	70,426	57,636	51,786	990,021	1,137,589	1,010,112

Income before income taxes	834,380	863,817	592,345	(70,809)	(57,636)	(51,786)	763,571	806,181	540,559
Provision for income taxes	234,760	289,415	185,259	(17,234)	(18,976)	(17,696)	217,526	270,439	167,563
Net Income	599,620	574,402	407,086	(53,575)	(38,660)	(34,090)	546,045	535,742	372,996

Earnings per share:
Basic earnings per share	8.15	7.85	5.59	(0.73)	(0.53)	(0.47)	7.42	7.32	5.12
Diluted earnings per share	8.09	7.69	5.55	(0.72)	(0.52)	(0.46)	7.37	7.17	5.09

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Comprehensive Income:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996

Other Comprehensive Income:
Change in foreign currency
translation adjustements	(35,829)	59,648	191,084	10,329	(8,328)	(13,127)	(25,500)	51,320	177,957

Total Comprehensive Income	1,315,260	1,182,608	1,259,008	(43,246)	(46,988)	(47,217)	1,272,014	1,135,620	1,211,791

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Cash Flows From Operating
Activities:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996
Change in operating assets and
liabilities

Deferred policy acquisition
costs	(312,329)	4,192	3,357	70,426	57,636	51,786	(241,903)	61,828	55,143
Future policy benefits, other
policy claims and benefits, and
other reinsurance balances	970,302	1,580,458	907,732	383	-	-	970,685	1,580,458	907,732
Deferred income taxes	186,228	444,150	(81,195)	(17,234)	(18,976)	(17,696)	168,994	425,174	(98,891)

Comprehensive Income

In June 2011, the FASB amended the general accounting principles for Comprehensive Income as it relates to the presentation of comprehensive income. This amendment requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a continuous statement of comprehensive income or in two separate but consecutive statements. The amendment does not change the items that must be reported in other comprehensive income. In December 2011, the FASB amended the general accounting principles for Comprehensive Income as it relates to the presentation of comprehensive income. This amendment defers the requirement to present the effects of reclassifications out of accumulated other comprehensive income on the Company's consolidated statements of income, which was required in the Comprehensive Income amendment made in June 2011. These amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of these amendments are not expected to have a material impact on the Company's consolidated financial statements other than the required disclosures.

Reclassification

The Company has reclassified the presentation of certain prior period information to conform to the 2011 presentation. Such reclassifications include available-for-sale securities by sector in the Company's investment and fair values disclosures to reflect the movement of supranational and certain foreign government related securities from “Corporate securities” to a revised category titled “Other foreign government, supranational and foreign government-sponsored enterprises”. In addition, cash equivalents have been added to the Company's measurement of fair value on a recurring basis tables and certain mortgage loan disclosures have been revised to present amounts gross of valuation allowances.

Stock Transactions	12 Months Ended
Dec. 31, 2011
Stock Transactions [Line Items]
Stockholders Equity Note Disclosure

NOTE 3 STOCK TRANSACTIONS

In February 2011, RGA issued 141,405 shares of common stock from treasury and repurchased from recipients 49,669 of its common shares at $59.55 per share in settlement of income tax withholding requirements incurred by recipients of an equity incentive award. Additionally, in February 2011, non-employee directors were granted a total of 14,200 shares of common stock.

In anticipation of the redemption and remarketing of the Company's trust preferred securities discussed in Note 13 – “Debt and Trust Preferred Securities,” the Company purchased 3,000,000 shares of its outstanding common stock from MetLife, Inc. in February 2011, at a price of $61.14 per share, reflecting the most recent closing price of the Company's common stock. The purchased common shares have been placed into treasury to be used for general corporate purposes.

In March 2011, approximately 4,402,078 of outstanding warrants were exercised at a price of $35.44 per warrant, resulting in the issuance of 5,506,088 common shares. See Note 13 – “Debt and Trust Preferred Securities,” for more information on the exercise of these warrants.

In March 2011, RGA entered into an accelerated share repurchase (“ASR”) agreement with a financial counterparty. Under the ASR agreement, RGA purchased 2,500,000 shares of its outstanding common stock at an initial price of $59.76 per share and an aggregate price of approximately $149.4 million. The purchase price was funded from cash on hand. The counterparty completed its purchases during the second quarter of 2011 and as a result, RGA was required to pay $4.3 million to the counterparty for the final settlement which resulted in a final price of $61.47 per share on the repurchased common stock. The common shares repurchased have been placed into treasury to be used for general corporate purposes.

RGA's share repurchase transactions described above are intended to substantially offset share dilution associated with the issuance of 5,506,088 common shares from the exercise of warrants as discussed above.

At the beginning of 2011, RGA had $43.4 million remaining under its January 2002 board of directors approved stock repurchase program. Under this repurchase program, RGA was authorized to purchase its common stock in the open market, pursuant to the terms of a pre-set trading plan meeting the requirements of Rule 10b5-1 under the Exchange Act. During 2011, RGA repurchased 838,362 shares of common stock under this program for $43.1 million at an average price per share of $51.39. RGA has approximately $0.3 million remaining under this repurchase program. The common shares repurchased have been placed into treasury to be used for general corporate purposes.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

Note 4 INVESTMENTS

The Company had total cash and invested assets of $25.9 billion and $23.1 billion at December 31, 2011 and 2010, respectively, as illustrated below (dollars in thousands):

	2011	2010
Fixed maturity securities, available-for-sale	$16,200,950	$14,304,597
Mortgage loans on real estate	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661
Total cash and invested assets	$25,927,482	$23,130,229

All investments held by the Company are monitored for conformance with the qualitative and quantitative limits prescribed by the applicable jurisdiction's insurance laws and regulations. In addition, the operating companies' boards of directors periodically review their respective investment portfolios. The Company's investment strategy is to maintain a predominantly investment-grade, fixed maturity securities portfolio, which will provide adequate liquidity for expected reinsurance obligations and maximize total return through prudent asset management. The Company's asset/liability duration matching differs between operating segments. Based on Canadian reserve requirements, the Canadian liabilities are matched with long-duration Canadian assets. The duration of the Canadian portfolio exceeds twenty years. The average duration for all the Company's portfolios, when consolidated, ranges between eight and ten years.

The Company participates in a securities borrowing program whereby securities, which are not reflected on the Company's consolidated balance sheets, are borrowed from a third party. The Company is required to maintain a minimum of 100% of the market value of the borrowed securities as collateral. The Company had borrowed securities with an amortized cost and a market value of $150.0 million as of December 31, 2011. The borrowed securities are used to provide collateral under an affiliated reinsurance transaction. There were no securities borrowed as of December 31, 2010.

Investment Income, Net of Related Expenses

Major categories of investment income, net of related expenses consist of the following (dollars in thousands):

	2011	2010	2009
Fixed maturity securities available-for-sale	$757,726	$715,817	$609,917
Mortgage loans on real estate	55,931	51,186	46,652
Policy loans	66,621	72,743	68,213
Funds withheld at interest	388,694	385,762	382,351
Short-term investments	2,378	4,968	4,692
Other invested assets	39,939	33,187	28,777
Investment revenue	1,311,289	1,263,663	1,140,602
Investment expense	(30,092)	(25,003)	(18,140)
Investment income, net of related expenses	$1,281,197	$1,238,660	$1,122,462

Investment Related Gains (Losses), Net

Investment related gains (losses), net consist of the following (dollars in thousands):

	2011	2010	2009
Fixed maturity and equity securities available for sale:
Other-than-temporary impairment losses on fixed maturities	$(30,873)	$(31,920)	$(128,834)
Portion of loss recognized in accumulated other
comprehensive income (before taxes)	3,924	2,045	16,045
Net other-than-temporary impairment losses on fixed
maturity securities recognized in earnings	(26,949)	(29,875)	(112,789)
Impairment losses on equity securities	(4,116)	(32)	(11,058)
Gain on investment activity	132,045	100,957	113,872
Loss on investment activity	(26,996)	(28,730)	(72,987)
Other impairment losses	(10,238)	(5,976)	(8,471)
Derivatives and other, net	(99,802)	175,686	125,581
Net gains (losses)	$(36,056)	$212,030	$34,148

The net other-than-temporary impairment losses on fixed maturity securities recognized in 2011 and 2010 were primarily due to a decline in value of structured securities with exposure to commercial mortgages and corporate bankruptcies. The impairment losses on equity securities of $4.1 million in 2011 are primarily due to the decline in fair value of securities issued by European financial institutions. The impaired equity securities are hybrid securities that contain equity-like features. The much larger other-than-temporary impairments in 2009 were primarily due to the turmoil in the U.S. and global financial markets, which had moderated considerably by the beginning of 2010. The volatility in derivatives and other is primarily due to changes in the fair value of embedded derivative liabilities associated with modified coinsurance and funds withheld treaties and guaranteed minimum benefit riders.

At December 31, 2011 and 2010 the Company owned non-income producing securities with amortized costs of $86.2 million and $45.3 million, and estimated fair values of $79.7 million and $41.2 million, respectively. Generally, securities are non-income producing when principal or interest is not paid primarily as a result of bankruptcies or credit defaults, but also include securities where amortization has been discontinued. The increase in 2011 was primarily related to discontinued amortization on impaired securities. During 2011, 2010 and 2009 the Company sold fixed maturity securities and equity securities with fair values of $476.6 million, $622.4 million, and $687.8 million, which were below amortized cost, at gross realized losses of $27.0 million, $28.7 million and $73.0 million, respectively. The Company generally does not engage in short-term buying and selling of securities.

Other-Than-Temporary Impairments - Fixed Maturity and Equity Securities

	2011	2010	2009(1)
Balance, beginning of period	$47,291	$47,905	$17,132
Initial impairments - credit loss OTTI recognized on securities not previously impaired	8,349	7,359	7,853
Additional impairments - credit loss OTTI recognized on securities previously impaired	9,059	9,346	22,920
Credit loss impairments previously recognized on securities which were sold during the period	(752)	(17,319)	--
Balance, end of period	$63,947	$47,291	$47,905

(1) Represents nine month period due to adoption of amended general accounting principles on April 1, 2009.

Fixed Maturity and Equity Securities Available-for-Sale

The following tables provide information relating to investments in fixed maturity securities and equity securities by sector as of December 31, 2011 and 2010 (dollars in thousands):

						Other-than-
						temporary
December 31, 2011:	Amortized	Unrealized	Unrealized	Estimated	% of	impairments
	Cost	Gains	Losses	Fair Value	Total	in AOCI
Available-for-sale:
Corporate securities	$6,931,958	$654,519	$125,371	$7,461,106	46.0%	$--
Canadian and Canadian provincial
governments	2,507,802	1,362,160	29	3,869,933	23.9	--
Residential mortgage-backed securities	1,167,265	76,393	16,424	1,227,234	7.6	(1,042)
Asset-backed securities	443,974	11,692	53,675	401,991	2.5	(5,256)
Commercial mortgage-backed securities	1,233,958	87,750	79,489	1,242,219	7.7	(12,225)
U.S. government and agencies	341,087	32,976	61	374,002	2.3	--
State and political subdivisions	184,308	24,419	3,341	205,386	1.3	--
Other foreign government, supranational and
foreign government-sponsored enterprises	1,372,528	50,127	3,576	1,419,079	8.7	--
Total fixed maturity securities	$14,182,880	$2,300,036	$281,966	$16,200,950	100.0%	$(18,523)

Non-redeemable preferred stock	$82,488	$4,677	$8,982	$78,183	68.6%
Other equity securities	35,352	1,903	1,538	35,717	31.4
Total equity securities	$117,840	$6,580	$10,520	$113,900	100.0%

						Other-than-
						temporary
December 31, 2010:	Amortized	Unrealized	Unrealized	Estimated	% of	impairments
	Cost	Gains	Losses	Fair Value	Total	in AOCI
Available-for-sale:
Corporate securities	$6,384,262	$426,933	$100,751	$6,710,444	46.9%	$--
Canadian and Canadian provincial
governments	2,386,428	675,132	3,993	3,057,567	21.4	--
Residential mortgage-backed securities	1,443,892	55,765	26,580	1,473,077	10.3	(1,650)
Asset-backed securities	440,752	12,001	61,544	391,209	2.7	(4,963)
Commercial mortgage-backed securities	1,353,279	81,839	97,265	1,337,853	9.4	(10,010)
U.S. government and agencies	199,129	7,795	708	206,216	1.4	--
State and political subdivisions	170,479	2,098	8,117	164,460	1.2	--
Other foreign government, supranational and
foreign government-sponsored enterprises	966,801	11,574	14,604	963,771	6.7	--
Total fixed maturity securities	$13,345,022	$1,273,137	$313,562	$14,304,597	100.0%	$(16,623)

Non-redeemable preferred stock	$100,718	$4,130	$5,298	$99,550	71.0%
Other equity securities	34,832	6,100	271	40,661	29.0
Total equity securities	$135,550	$10,230	$5,569	$140,211	100.0%

The tables above exclude fixed maturity securities pledged by the Company as collateral to counterparties with an amortized cost of $29.0 million and $46.9 million, and an estimated fair value of $32.6 million and $48.2 million, as of December 31, 2011 and December 31, 2010 respectively, which are included in other invested assets in the consolidated balance sheets.

As of December 31, 2011, the Company held securities with a fair value of $1,171.2 million that were issued by the Canadian province of Ontario and $1,107.7 million in one entity that were guaranteed by the Canadian province of Quebec, all of which exceeded 10% of consolidated stockholders' equity. As of December 31, 2010, the Company held securities with a fair value of $959.5 million that were issued by the Canadian province of Ontario and $871.6 million in one entity that were guaranteed by the Canadian province of Quebec, all of which exceeded 10% of consolidated stockholders' equity.

At December 31, 2011 and 2010 the Company held fixed maturity securities that were below investment grade with book values of $811.3 million and $786.9 million, and estimated fair values of $734.9 million and $712.1 million, respectively.

The amortized cost and estimated fair value of fixed maturity securities available-for-sale at December 31, 2011 are shown by contractual maturity in the table below (dollars in thousands). Actual maturities can differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
Available-for-sale:
Due in one year or less	$178,548	$181,033
Due after one year through five years	2,479,316	2,559,352
Due after five year through ten years	3,868,653	4,195,878
Due after ten years	4,811,166	6,393,243
Asset and mortgage-backed securities	2,845,197	2,871,444
Total	$14,182,880	$16,200,950

Corporate Fixed Maturity Securities

The tables below show the major industry types of the Company's corporate fixed maturity holdings as of December 31, 2011 and 2010 (dollars in thousands):

December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Finance	$2,411,175	$2,442,149	32.7%
Industrial	3,402,099	3,760,187	50.4
Utility	1,115,384	1,255,090	16.9
Other	3,300	3,680	--
Total	$6,931,958	$7,461,106	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Finance	$2,447,486	$2,501,158	37.3%
Industrial	3,065,088	3,281,255	48.9
Utility	868,382	924,304	13.7
Other	3,306	3,727	0.1
Total	$6,384,262	$6,710,444	100.0%

The creditworthiness of Greece, Ireland, Italy, Portugal and Spain, commonly referred to as “Europe's peripheral region” is under ongoing stress and uncertainty due to high debt levels and economic weakness. The Company did not have exposure to sovereign fixed maturity securities, which includes global government agencies, from Europe's periphery region as of December 31, 2011 and 2010. In addition, the Company did not purchase or sell credit protection, through credit default swaps, referenced to sovereign entities of Europe's peripheral region. The tables below show the Company's exposure to sovereign fixed maturity securities originated in countries other than Europe's peripheral region, included above in “Other foreign government, supranational and foreign government-sponsored enterprises,” as of December 31, 2011 and 2010 (dollars in thousands):

December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Australia	$437,713	$446,694	39.1%
Japan	214,994	219,276	19.2
United Kingdom	118,618	130,106	11.4
Germany	72,926	75,741	6.6
New Zealand	51,547	51,544	4.5
South Africa	37,624	38,528	3.4
South Korea	30,592	32,025	2.8
Other	139,927	148,792	13.0
Total	$1,103,941	$1,142,706	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Australia	$350,178	$343,716	54.0%
United Kingdom	84,650	86,126	13.5
South Africa	43,173	43,991	6.9
Germany	30,920	30,602	4.8
Qatar	26,464	27,549	4.3
South Korea	22,812	23,378	3.7
United Arab Emirates	14,545	15,067	2.4
Other	62,930	66,205	10.4
Total	$635,672	$636,634	100.0%

The tables below show the Company's exposure to non-sovereign fixed maturity securities and equity securities, based on the security's country of issuance, from Europe's peripheral region as of December 31, 2011 and 2010 (dollars in thousands):

December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Financial institutions:
Ireland	$4,084	$4,397	5.9%
Spain	25,565	20,378	27.6
Total financial institutions	29,649	24,775	33.5

Other:
Ireland	12,474	13,149	17.8
Italy	2,898	2,808	3.8
Spain	34,459	33,137	44.9
Total other	49,831	49,094	66.5
Total	$79,480	$73,869	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Financial institutions:
Ireland	$12,626	$12,626	15.9%
Spain	27,747	23,448	29.5
Total financial institutions	40,373	36,074	45.4

Other:
Italy	2,745	2,675	3.3
Spain	40,147	40,753	51.3
Total other	42,892	43,428	54.6
Total	$83,265	$79,502	100.0%

Unrealized Losses for Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table presents the total gross unrealized losses for fixed maturity and equity securities at December 31, 2011 and 2010, respectively, where the estimated fair value had declined and remained below amortized cost by the indicated amount (dollars in thousands):

	December 31, 2011			December 31, 2010
		Gross			Gross
	Number of	Unrealized		Number of	Unrealized
	Securities	Losses	% of Total	Securities	Losses	% of Total
Less than 20%	833	$131,155	44.8%	908	$146,404	45.9%
20% or more for less than six months	44	51,503	17.6	14	18,114	5.7
20% or more for six months or greater	63	109,828	37.6	106	154,613	48.4
Total	940	$292,486	100.0%	1,028	$319,131	100.0%

As of December 31, 2011 and 2010, respectively, 65.3% and 66.1% of these gross unrealized losses were associated with investment grade securities. The unrealized losses on these securities decreased primarily due to a decline in interest rates since December 31, 2010.

The Company's determination of whether a decline in value is other-than-temporary includes analysis of the underlying credit and the extent and duration of a decline in value. The Company's credit analysis of an investment includes determining whether the issuer is current on its contractual payments, evaluating whether it is probable that the Company will be able to collect all amounts due according to the contractual terms of the security and analyzing the overall ability of the Company to recover the amortized cost of the investment. The Company continues to consider valuation declines as a potential indicator of credit deterioration. The Company believes that due to fluctuating market conditions and an extended period of economic uncertainty, the extent and duration of a decline in value have become less indicative of when there has been credit deterioration with respect to a fixed maturity security since it may not have an impact on the ability of the issuer to service all scheduled payments and the Company's evaluation of the recoverability of all contractual cash flows or the ability to recover an amount at least equal to amortized cost. In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration given the lack of contractual cash flows or deferability features. As of December 31, 2011 and 2010, gross unrealized losses on equity securities greater than 20 percent and 12 months or more totaled $0.5 million and $1.8 million, respectively.

The following tables present the estimated fair values and gross unrealized losses, including other-than-temporary impairment losses reported in AOCI, for fixed maturity and equity securities that have estimated fair values below amortized cost as of December 31, 2011 and 2010, respectively (dollars in thousands). These investments are presented by class and grade of security, as well as the length of time the related market value has remained below amortized cost.

As of December 31, 2011 and 2010, respectively, 65.3% and 66.1% of these gross unrealized losses were associated with investment grade securities. The unrealized losses on these securities decreased primarily due to a decline in interest rates since December 31, 2010.

The Company's determination of whether a decline in value is other-than-temporary includes analysis of the underlying credit and the extent and duration of a decline in value. The Company's credit analysis of an investment includes determining whether the issuer is current on its contractual payments, evaluating whether it is probable that the Company will be able to collect all amounts due according to the contractual terms of the security and analyzing the overall ability of the Company to recover the amortized cost of the investment. The Company continues to consider valuation declines as a potential indicator of credit deterioration. The Company believes that due to fluctuating market conditions and an extended period of economic uncertainty, the extent and duration of a decline in value have become less indicative of when there has been credit deterioration with respect to a fixed maturity security since it may not have an impact on the ability of the issuer to service all scheduled payments and the Company's evaluation of the recoverability of all contractual cash flows or the ability to recover an amount at least equal to amortized cost. In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration given the lack of contractual cash flows or deferability features. As of December 31, 2011 and 2010, gross unrealized losses on equity securities greater than 20 percent and 12 months or more totaled $0.5 million and $1.8 million, respectively.

The following tables present the estimated fair values and gross unrealized losses, including other-than-temporary impairment losses reported in AOCI, for fixed maturity and equity securities that have estimated fair values below amortized cost as of December 31, 2011 and 2010, respectively (dollars in thousands). These investments are presented by class and grade of security, as well as the length of time the related market value has remained below amortized cost.

	Less than 12 months		12 months or greater		Total
		Gross		Gross		Gross
December 31, 2011:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Investment grade securities:
Corporate securities	$790,758	$40,180	$286,244	$63,117	$1,077,002	$103,297
Canadian and Canadian provincial
governments	3,094	29	--	--	3,094	29
Residential mortgage-backed securities	128,622	3,549	58,388	10,382	187,010	13,931
Asset-backed securities	101,263	3,592	93,910	29,036	195,173	32,628
Commercial mortgage-backed securities	109,455	3,538	58,979	22,001	168,434	25,539
U.S. government and agencies	1,764	61	--	--	1,764	61
State and political subdivisions	21,045	1,845	12,273	1,268	33,318	3,113
Other foreign government, supranational and
foreign government-sponsored enterprises	148,416	1,085	16,588	2,491	165,004	3,576
Total investment grade securities	1,304,417	53,879	526,382	128,295	1,830,799	182,174

Non-investment grade securities:
Corporate securities	212,795	10,852	47,310	11,222	260,105	22,074
Residential mortgage-backed securities	23,199	712	10,459	1,781	33,658	2,493
Asset-backed securities	2,363	940	21,275	20,107	23,638	21,047
Commercial mortgage-backed securities	34,918	7,220	62,357	46,730	97,275	53,950
State and political subdivisions	4,000	228	--	--	4,000	228
Total non-investment grade securities	277,275	19,952	141,401	79,840	418,676	99,792
Total fixed maturity securities	$1,581,692	$73,831	$667,783	$208,135	$2,249,475	$281,966

Non-redeemable preferred stock	$19,516	$4,478	$15,694	$4,504	$35,210	$8,982
Other equity securities	1,662	602	5,905	936	7,567	1,538
Total equity securities	$21,178	$5,080	$21,599	$5,440	$42,777	$10,520

Total number of securities in an
unrealized loss position	546		394		940

	Less than 12 months		12 months or greater		Total
		Gross		Gross		Gross
December 31, 2010:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Investment grade securities:
Corporate securities	$1,020,784	$30,438	$329,109	$58,539	$1,349,893	$88,977
Canadian and Canadian provincial
governments	127,908	3,993	--	--	127,908	3,993
Residential mortgage-backed securities	195,406	4,986	105,601	13,607	301,007	18,593
Asset-backed securities	23,065	570	131,172	38,451	154,237	39,021
Commercial mortgage-backed securities	132,526	4,143	109,158	29,059	241,684	33,202
U.S. government and agencies	11,839	708	--	--	11,839	708
State and political subdivisions	68,229	2,890	31,426	5,227	99,655	8,117
Other foreign government, supranational and
foreign government-sponsored enterprises	462,272	6,694	82,815	7,910	545,087	14,604
Total investment grade securities	2,042,029	54,422	789,281	152,793	2,831,310	207,215

Non-investment grade securities:
Corporate securities	58,420	1,832	91,205	9,942	149,625	11,774
Residential mortgage-backed securities	1,162	605	38,206	7,382	39,368	7,987
Asset-backed securities	--	--	23,356	22,523	23,356	22,523
Commercial mortgage-backed securities	--	--	89,170	64,063	89,170	64,063
Total non-investment grade securities	59,582	2,437	241,937	103,910	301,519	106,347
Total fixed maturity securities	$2,101,611	$56,859	$1,031,218	$256,703	$3,132,829	$313,562

Non-redeemable preferred stock	$15,987	$834	$28,549	$4,464	$44,536	$5,298
Other equity securities	6,877	271	318	--	7,195	271
Total equity securities	$22,864	$1,105	$28,867	$4,464	$51,731	$5,569

Total number of securities in an
unrealized loss position	520		508		1,028

As of December 31, 2011, the Company does not intend to sell these fixed maturity securities and does not believe it is more likely than not that it will be required to sell these fixed maturity securities before the recovery of the fair value up to the current amortized cost of the investment, which may be maturity. However, unforeseen facts and circumstances may cause the Company to sell fixed maturity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality, asset-liability management and liquidity guidelines.

As of December 31, 2011, the Company has the ability and intent to hold the equity securities until the recovery of the fair value up to the current cost of the investment. However, unforeseen facts and circumstances may cause the Company to sell equity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality and liquidity guidelines.

Unrealized losses on non-investment grade securities are principally related to asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations. As of December 31, 2011 and 2010, approximately $68.6 million and $94.0 million, respectively, of gross unrealized losses greater than 12 months was associated with non-investment grade asset and mortgage-backed securities. This class of securities was evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts and security specific expectations of cash flows. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread.

Mortgage Loans

Mortgage loans represented approximately 3.8% of the Company's cash and invested assets as of December 31, 2011 and 2010. The Company makes mortgage loans on income producing properties, such as apartments, retail and office buildings, light warehouses and light industrial facilities. Loan-to-value ratios at the time of loan approval are 75% or less. The distribution of mortgage loans, gross of valuation allowances, by property type is as follows as of December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Recorded	Percentage	Recorded	Percentage
Property type:	Investment	of Total	Investment	of Total
Apartment	$124,674	12.4%	$93,042	10.4%
Retail	335,745	33.5	256,304	28.7
Office building	264,584	26.4	263,063	29.5
Industrial	200,762	20.0	227,868	25.6
Other commercial	77,759	7.7	51,773	5.8
Total	$1,003,524	100.0%	$892,050	100.0%

As of December 31, 2011 and 2010, the Company's mortgage loans, gross of valuation allowances, were distributed throughout the United States as follows (dollars in thousands):

	2011		2010
	Recorded	Percentage	Recorded	Percentage
	Investment	of Total	Investment	of Total
Pacific	$269,922	26.9%	$232,940	26.1%
South Atlantic	233,534	23.3	217,637	24.4
Mountain	116,224	11.6	99,145	11.1
Middle Atlantic	86,590	8.6	83,843	9.4
West North Central	69,789	7.0	70,279	7.9
East North Central	92,861	9.2	58,955	6.6
West South Central	58,506	5.8	51,351	5.7
East South Central	40,767	4.1	41,721	4.7
New England	35,331	3.5	36,179	4.1
Total	$1,003,524	100.0%	$892,050	100.0%

The maturities of the mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010
Due one year through five years	$493,027	$412,359
Due after five years	299,252	399,100
Due after ten years	211,245	80,591
Total	$1,003,524	$892,050

Information regarding the Company's credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

Internal credit risk grade:	2011	2010
High investment grade	$252,333	$205,127
Investment grade	526,608	585,818
Average	105,177	38,152
Watch list	91,037	44,208
In or near default	28,369	18,745
Total	$1,003,524	$892,050

The age analysis of the Company's past due recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010
31-60 days past due	$21,800	$--
61-90 days past due	--	--
Greater than 90 days	20,316	15,555
Total past due	42,116	15,555
Current	961,408	876,495
Total	$1,003,524	$892,050

The following table presents the recorded investment in mortgage loans, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at (dollars in thousands):

	December 31,
	2011	2010
Mortgage loans:
Evaluated individually for credit losses	$60,904	$35,646
Evaluated collectively for credit losses	942,620	856,404
Mortgage loans, gross of valuation allowances	1,003,524	892,050

Valuation allowances:
Specific for credit losses	8,188	6,239
Non-specifically identified credit losses	3,605	--
Total valuation allowances	11,793	6,239

Mortgage loans, net of valuation allowances	$991,731	$885,811

Information regarding the Company's loan valuation allowances for mortgage loans as of December 31, 2011, 2010 and 2009 are as follows (dollars in thousands):

	2011	2010	2009
Balance, beginning of period	$6,239	$5,784	$526
Charge-offs	(3,947)	--	(2,371)
Provision	9,501	455	7,629
Balance, end of period	$11,793	$6,239	$5,784

Information regarding the portion of the Company's mortgage loans that were impaired as of December 31, 2011 and 2010 is as follows (dollars in thousands):

	Unpaid Principal Balance	Recorded Investment	Related Allowance	Carrying Value
December 31, 2011:
Impaired mortgage loans with no valuation allowance recorded	$32,088	$31,496	$--	$31,496
Impaired mortgage loans with valuation allowance recorded	29,724	29,408	8,188	21,220
Total impaired mortgage loans	$61,812	$60,904	$8,188	$52,716

December 31, 2010:
Impaired mortgage loans with no valuation allowance recorded	$16,901	$16,901	$--	$16,901
Impaired mortgage loans with valuation allowance recorded	18,745	18,745	6,239	12,506
Total impaired mortgage loans	$35,646	$35,646	$6,239	$29,407

The Company's average investment balance of impaired mortgage loans and the related interest income are reflected in the table below for the years ended December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income
Impaired mortgage loans with no valuation allowance recorded	$14,877	$630	$19,253	$525
Impaired mortgage loans with valuation allowance recorded	27,712	418	21,925	295
Total	$42,589	$1,048	$41,178	$820

(1)	Average recorded investment represents the average loan balances as of the beginning of period and all subsequent quarterly end of period balances.

The Company did not acquire any impaired mortgage loans during the years ended December 31, 2011 and 2010. The Company had $20.3 million and $15.6 million of mortgage loans, gross of valuation allowances, that were on a nonaccrual status at December 31, 2011 and 2010, respectively.

Policy Loans

Policy loans comprised approximately 4.9% and 5.3% of the Company's cash and invested assets as of December 31, 2011 and 2010, respectively, substantially all of which are associated with one client. These policy loans present no credit risk because the amount of the loan cannot exceed the obligation due to the ceding company upon the death of the insured or surrender of the underlying policy. The provisions of the treaties in force and the underlying policies determine the policy loan interest rates. As policy loans represent premature distributions of policy liabilities, they have the effect of reducing future disintermediation risk. In addition, the Company earns a spread between the interest rate earned on policy loans and the interest rate credited to corresponding liabilities.

Funds Withheld at Interest

Funds withheld at interest comprised approximately 20.9% and 23.4% of the Company's cash and invested assets as of December 31, 2011 and 2010, respectively. Of the $5.4 billion funds withheld at interest balance as of December 31, 2011, $3.7 billion of the balance is associated with one client. For reinsurance agreements written on a modified coinsurance basis and certain agreements written on a coinsurance funds withheld basis, assets equal to the net statutory reserves are withheld and legally owned and managed by the ceding company and are reflected as funds withheld at interest on the Company's consolidated balance sheets. In the event of a ceding company's insolvency, the Company would need to assert a claim on the assets supporting its reserve liabilities. However, the risk of loss to the Company is mitigated by its ability to offset amounts it owes the ceding company for claims or allowances with amounts owed to the Company from the ceding company. Interest accrues to these assets at rates defined by the treaty terms and the Company estimates the yield was approximately 6.87%, 7.20% and 7.69% for the years ended December 31, 2011, 2010 and 2009, respectively. Changes in these estimated yields are affected by equity options held in the funds withheld portfolio associated with equity-indexed annuity treaties. The Company is subject to the investment performance on the withheld assets, although it does not directly control them. These assets are primarily fixed maturity investment securities and pose risks similar to the fixed maturity securities the Company owns. To mitigate this risk, the Company helps set the investment guidelines followed by the ceding company and monitors compliance.

Other Invested Assets

Other invested assets include equity securities, limited partnership interests, structured loans and derivative contracts. Other invested assets represented approximately 3.9% and 3.1% of the Company's cash and invested assets as of December 31, 2011 and 2010, respectively. Carrying values of these assets as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	December 31,
	2011	2010
Equity securities	$113,900	$140,211
Limited partnerships	251,315	214,105
Structured loans	281,022	229,583
Derivatives	257,050	34,929
Other	109,254	88,575
Total other invested assets	$1,012,541	$707,403

The increase in derivatives in 2011 is primarily due to an increase in the carrying value of derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments

Note 5 DERIVATIVE INSTRUMENTS

The following table presents the notional amounts and fair value of derivative instruments as of December 31, 2011 and 2010 (dollars in thousands):

	December 31, 2011			December 31, 2010
	Notional	Carrying Value/Fair Value		Notional	Carrying Value/Fair Value
	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Derivatives not designated as
hedging instruments:
Interest rate swaps(1)	$2,748,317	$184,842	$18,702	$2,302,853	$20,042	$17,132
Financial futures(1)	277,814	--	--	210,295	--	--
Foreign currency forwards(1)	24,400	4,560	--	39,700	5,924	--
Consumer Price index (“CPI”) swaps(1)	101,069	766	--	120,340	1,491	--
Credit default swaps(1)	649,500	1,313	10,949	392,500	2,429	131
Equity options(1)	510,073	90,106	--	33,041	5,043	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements(2)	--	--	361,456	--	--	274,220
Indexed annuity products(3)	--	4,945	751,523	--	75,431	668,951
Variable annuity products(3)	--	--	276,718	--	--	52,534
Total non-hedging derivatives	4,311,173	286,532	1,419,348	3,098,729	110,360	1,012,968

Derivatives designated as
hedging instruments:
Interest rate swaps(1)	56,250	133	960	21,783	--	1,718
Foreign currency swaps(1)	621,578	286	23,996	615,323	--	45,749
Total hedging derivatives	677,828	419	24,956	637,106	--	47,467
Total derivatives	$4,989,001	$286,951	$1,444,304	$3,735,835	$110,360	$1,060,435

(1)	Carried on the Company’s consolidated balance sheets in other invested assets or other liabilities, at fair value.
(2)	Embedded liability is included on the consolidated balance sheets with the host contract in funds withheld at interest, at fair value.
(3)	Embedded liability is included on the consolidated balance sheets with the host contract in interest-sensitive contract liabilities, at fair value. Embedded asset is included on the consolidated balance sheets in reinsurance ceded receivables.

Accounting for Derivative Instruments and Hedging Activities

The Company does not enter into derivative instruments for speculative purposes. As discussed below under “Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging,” the Company uses various derivative instruments for risk management purposes that either do not qualify or have not been qualified for hedge accounting treatment, including derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits. The Company had no fair value hedges of interest rate risk as of December 31, 2011. As of December 31, 2010, the Company held interest rate swaps that were designated and qualified as fair value hedges of interest rate risk. As of December 31, 2011, the Company held interest rate swaps that were designated and qualified as cash flow hedges of interest rate risk. The Company did not hold any interest rate swaps that were designated and qualified as cash flow hedges of interest rate risk as of December 31, 2010. As of December 31, 2011 and 2010, the Company held foreign currency swaps that were designated and qualified as fair value hedges of a portion of its net investment in its foreign operations. As of December 31, 2011 and 2010, the Company also had derivative instruments that were not designated as hedging instruments. See Note 2 – “Summary of Significant Accounting Policies” for a detailed discussion of the accounting treatment for derivative instruments, including embedded derivatives. Derivative instruments are carried at fair value and generally require an insignificant amount of cash at inception of the contracts.

Fair Value Hedges

The Company designates and accounts for certain interest rate swaps that convert fixed rate investments to floating rate investments as fair value hedges when they met the requirements of the general accounting principles for Derivatives and Hedging. The gain or loss on the hedged item attributable to the hedged benchmark interest rate and the offsetting gain or loss on the related interest rate swaps for the years ended December 31, 2011 and 2010 were (dollars in thousands):

Type of Fair Value Hedge	Hedged Item	Gains (Losses) Recognized for Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Investment Related Gains (Losses)

For the year ended December 31, 2011:
Interest rate swaps	Fixed rate fixed maturities	$(785)	$1,402	$617

For the year ended December 31, 2010:
Interest rate swaps	Fixed rate fixed maturities	$(1,041)	$1,599	$558

For the year ended December 31, 2009:
Interest rate swaps	Fixed rate fixed maturities	$1,566	$(1,350)	$216

A regression analysis was used, both at the inception of the hedge and on an ongoing basis, to determine whether each derivative used in a hedge transaction is highly effective in offsetting changes in the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

As of December 31, 2011 the Company removed the fair value hedge designation for these interest rate swaps. These interest rate swaps are now reported as derivatives not designated as hedging instruments.

Cash Flow Hedges

The Company designates and accounts for certain interest rate swaps, in which the cash flows are denominated in different currencies, commonly referred to as cross-currency swaps, as cash flow hedges when they meet the requirements of the general accounting principles for Derivatives and Hedging.

The following table presents the components of AOCI, before income tax, and the consolidated income statement classification where the gain or loss is recognized related to cash flow hedges for the year ended December 31, 2011 (dollars in thousands):

2011
Accumulated other comprehensive income (loss), balance beginning of year	$--
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	(628)
Amounts reclassified to investment related gains (losses), net	--
Amounts reclassified to investment income	(200)
Accumulated other comprehensive income (loss), balance end of period	$(828)

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $0.9 million. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to investment income over the term of the investment cash flows. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments on existing financial instruments, for the year ended December 31, 2011. The Company had no derivative instruments that were designated and qualified as cash flow hedges for the years ended December 31, 2010 and 2009.

The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of income and the consolidated statements of stockholders' equity for the year ended December 31, 2011 (dollars in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion and Amounts Excluded from Effectiveness Testing)
		Investment Related Gains (Losses)	Investment Income	Investment Related Gains (Losses)	Investment Income
Interest rate swaps	$(628)	$--	$200	$--	$--

Hedges of Net Investments in Foreign Operations

The Company uses foreign currency swaps to hedge a portion of its net investment in certain foreign operations against adverse movements in exchange rates. The following table illustrates the Company's net investments in foreign operations (“NIFO”) hedges for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):

	Derivative Gains (Losses) Deferred in AOCI
	For the year ended
Type of NIFO Hedge (1) (2)	2011	2010	2009

Foreign currency swaps	$4,858	$(41,302)	$(8,102)

(1)	There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.
(2)	There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations.

The cumulative foreign currency translation gain (loss) recorded in AOCI related to these hedges was $4.1 million and $(0.8) million at December 31, 2011 and 2010, respectively. If a foreign operation was sold or substantially liquidated, the amounts in AOCI would be reclassified to the consolidated statements of income. A pro rata portion would be reclassified upon partial sale of a foreign operation.

Non-qualifying Derivatives and Derivatives for Purposes Other Than Hedging

The Company uses various other derivative instruments for risk management purposes that either do not qualify or have not been qualified for hedge accounting treatment, including derivatives used to economically hedge changes in the fair value of liabilities associated with the reinsurance of variable annuities with guaranteed living benefits. The gain or loss related to the change in fair value for these derivative instruments is recognized in investment related gains (losses), in the consolidated statements of income, except where otherwise noted. For the years ended December 31, 2011, 2010 and 2009, the Company recognized investment related gains (losses) of $188.6 million, $29.9 million and $(217.5) million, respectively, related to derivatives (not including embedded derivatives) that do not qualify or have not been qualified for hedge accounting.

Interest Rate Swaps

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). With an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts tied to an agreed-upon notional principal amount. These transactions are executed pursuant to master agreements that provide for a single net payment or individual gross payments at each due date.

Financial Futures

Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products. With exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the relevant stock indices, and to post variation margin on a daily basis in an amount equal to the difference between the daily estimated fair values of those contracts. The Company enters into exchange-traded equity futures with regulated futures commission merchants that are members of the exchange.

Equity Options

Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products. The Company purchases put options to hedge against adverse changes in equity indices volatility. During 2011, the Company expanded its use of equity options to hedge against increases in volatility associated with its reinsurance of variable annuity products. The contracts are net settled in cash based on differentials in the indices at the time of exercise and the strike price.

CPI Swaps

CPI swaps are used by the Company primarily to economically hedge liabilities embedded in certain insurance products where value is directly affected by changes in a designated benchmark consumer price index. With a CPI swap transaction, the Company agrees with another party to exchange the actual amount of inflation realized over a specified period of time for a fixed amount of inflation determined at inception. These transactions are executed pursuant to master agreements that provide for a single net payment or individual gross payments to be made by the counterparty at each due date. Most of these swaps will require a single payment to be made by one counterparty at the maturity date of the swap.

Foreign Currency Swaps

Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. With a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company may also use foreign currency swaps to economically hedge the foreign currency risk associated with certain of its net investments in foreign operations.

Foreign Currency Forwards

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. With a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

Credit Default Swaps

The Company sells protection under single name credit default swaps and credit default swap index tranches to diversify its credit risk exposure in certain portfolios and, in combination with purchasing securities, to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for indexed reference entities and single name reference entities are defined in the contracts. The Company's maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, the Company is typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

The Company's maximum amount at risk on credit default swaps, assuming the value of the underlying referenced securities is zero, was $614.0 million and $375.0 million at December 31, 2011 and December 31, 2010, respectively.

The Company also purchases credit default swaps to reduce its risk against a drop in bond prices due to credit concerns of certain bond issuers. If a credit event, as defined by the contract, occurs, the Company is able to put the bond back to the counterparty at par.

Embedded Derivatives

The Company has certain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. The accounting is complex and interpretations of the primary guidance continue to evolve in practice. Host contracts include reinsurance treaties structured on a modified coinsurance or funds withheld basis. Changes in fair values of these embedded derivatives are net of an increase (decrease) in investment related gains (losses), net of $23.1 million, $(32.2) million and $(301.7) million for the years ended December 31, 2011, 2010 and 2009, respectively, associated with the Company's own credit risk. Additionally, the Company reinsures equity-indexed annuity and variable annuity contracts with benefits that are considered embedded derivatives, including guaranteed minimum withdrawal benefits, guaranteed minimum accumulation benefits, and guaranteed minimum income benefits. The related gains (losses) for the years ended December 31, 2011, 2010 and 2009 are reflected in the following table (dollars in thousands):

	2011	2010	2009
Embedded derivatives in modified coinsurance or funds withheld arrangements and variable annuity contracts included in investment
related gains (losses)	$(311,420)	$131,488	$331,091
After the associated amortization of DAC and taxes, the related
amounts included in net income	(37,829)	23,786	(15,659)
Amounts related to embedded derivatives in equity-indexed annuities
included in benefits and expenses	(114,921)	(44,988)	(71,222)
After the associated amortization of DAC and taxes, the related
amounts included in net income	(55,915)	(26,265)	(51,806)

Non-hedging Derivatives

A summary of the effect of non-hedging derivatives, including embedded derivatives, on the Company’s consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 is as follows (dollars in thousands):

		Gain (Loss) for the Years Ended December 31,
Type of Non-hedging Derivative	Income Statement Location of Gain (Loss)	2011	2010	2009
Interest rate swaps	Investment related gains (losses), net	$178,338	$68,736	$(160,716)
Financial futures	Investment related gains (losses), net	(945)	(44,959)	(72,641)
Foreign currency forwards	Investment related gains (losses), net	1,675	3,387	2
CPI swaps	Investment related gains (losses), net	1,821	962	2,234
Credit default swaps	Investment related gains (losses), net	(63)	4,786	13,654
Equity options	Investment related gains (losses), net	7,818	(3,006)	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements	Investment related gains (losses), net	(87,236)	160,274	78,394
Indexed annuity products	Policy acquisition costs and other insurance
	expenses	(24,551)	6,457	7,137
Indexed annuity products	Interest credited	(90,370)	(51,445)	(78,359)
Variable annuity products	Investment related gains (losses), net	(224,184)	(28,786)	252,697
Total non-hedging derivatives		$(237,697)	$116,406	$42,402

Credit Risk

The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. As exchange-traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties.

The Company enters into various collateral arrangements, which require both the posting and accepting of collateral in connection with its derivative instruments. Collateral agreements contain attachment thresholds that may vary depending on the posting party's ratings. Additionally, a decline in the Company's or the counterparty's credit ratings to specified levels could result in potential settlement of the derivative positions under the Company's agreements with its counterparties. The Company also has exchange-traded futures, which require the maintenance of a margin account.

The Company's credit exposure related to derivative contracts is generally limited to the fair value at the reporting date plus or minus any collateral posted or held by the Company. Information regarding the Company's credit exposure related to its over-the-counter derivative contracts and margin account for exchange-traded futures at December 31, 2011 and 2010 are reflected in the following table (dollars in thousands):

	December 31, 2011	December 31, 2010
Estimated fair value of derivatives in net asset (liability) position	$227,399	$(29,801)
Securities pledged to counterparties as collateral(1)	27,052	48,223
Cash pledged from counterparties as collateral(2)	(241,480)	(10,300)
Securities pledged from counterparties as collateral(3)	(997)	(1,781)
Net credit exposure	$11,974	$6,341

Margin account related to exchange-traded futures(2)	$18,153	$16,285

(1)	Consists of U.S. Treasury securities, included in other invested assets.
(2)	Included in cash and cash equivalents.
(3)	Consists of U.S. Treasury securities.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosure [Abstract]
Fair Value Disclosures

NOTE 6 FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair values of financial instruments have been determined by using available market information and the valuation techniques described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. The use of different assumptions or valuation techniques may have a material effect on the estimated fair value amounts. The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2011 and 2010 (dollars in thousands).

	December 31, 2011		December 31, 2010
		Estimated Fair		Estimated Fair
	Carrying Value	Value	Carrying Value	Value
Assets:
Fixed maturity securities	$16,200,950	$16,200,950	$14,304,597	$14,304,597
Mortgage loans on real estate	991,731	1,081,924	885,811	933,513
Policy loans	1,260,400	1,260,400	1,228,418	1,228,418
Funds withheld at interest	5,410,424	6,041,984	5,421,952	5,838,064
Short-term investments	88,566	88,566	118,387	118,387
Other invested assets	963,626	966,237	683,307	681,242
Cash and cash equivalents	962,870	962,870	463,661	463,661
Accrued investment income	144,334	144,334	127,874	127,874
Reinsurance ceded receivables	3,643	1,248	95,557	91,893
Liabilities:
Interest-sensitive contract liabilities	$6,203,001	$6,307,779	$5,856,945	$5,866,088
Long-term and short-term debt	1,414,688	1,462,329	1,216,410	1,226,517
Collateral finance facility	652,032	390,900	850,039	514,250
Company-obligated mandatorily
redeemable preferred securities	--	--	159,421	221,341

Publicly traded fixed maturity securities are valued based upon quoted market prices or estimates from independent pricing services, independent broker quotes and pricing matrices. Private placement fixed maturity securities are valued based on the credit quality and duration of marketable securities deemed comparable by the Company's investment advisor, which may be of another issuer. The Company utilizes information from third parties, such as pricing services and brokers, to assist in determining fair values for certain assets and liabilities; however, management is ultimately responsible for all fair values presented in the Company's financial statements. The fair value of mortgage loans on real estate is estimated using discounted cash flows. Policy loans typically carry an interest rate that is adjusted annually based on a market index and therefore carrying value approximates fair value. The carrying value of funds withheld at interest approximates fair value except where the funds withheld are specifically identified in the agreement. When funds withheld are specifically identified in the agreement, the fair value is based on the fair value of the underlying assets which are held by the ceding company. The carrying values of cash and cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments. Common and preferred equity investments included in other invested assets are reflected at fair value on the consolidated balance sheets based primarily on quoted market prices in active markets. Derivative financial instruments included in other invested assets are reflected at fair value on the consolidated balance sheets and are principally valued using an income approach. Limited partnership interests included in other invested assets consist of those investments accounted for using the cost method. The fair value of limited partnerships is based on net asset values. The remaining carrying value recognized in the consolidated balance sheets represents investments in limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed. The carrying value for accrued investment income approximates fair value.

The carrying and fair values of interest-sensitive contract liabilities reflected in the table above exclude contracts with significant mortality risk. The fair value of the Company's interest-sensitive contract liabilities and related reinsurance ceded receivables is based on the cash surrender value of the liabilities, adjusted for recapture fees. The fair value of the Company's long-term debt is estimated based on either quoted market prices or quoted market prices for the debt of corporations with similar credit quality. The fair values of the Company's collateral finance facility and company-obligated mandatorily redeemable preferred securities are estimated using discounted cash flows. See Note 13 – “Debt and Trust Preferred Securities,” for information regarding the company-obligated mandatorily redeemable preferred securities.

General accounting principles for Fair Value Measurements and Disclosures define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In accordance with these principles, valuation techniques utilized by management for invested assets and embedded derivatives reported at fair value are generally categorized into three types:

Market Approach. Market approach valuation techniques use prices and other relevant information from market transactions involving identical or comparable assets or liabilities. Valuation techniques consistent with the market approach include comparables and matrix pricing. Comparables use market multiples, which might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both quantitative and qualitative factors specific to the measurement. Matrix pricing is a mathematical technique used principally to value certain securities without relying exclusively on quoted prices for the specific securities but comparing the securities to benchmark or comparable securities.

Income Approach. Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single discounted amount. These techniques rely on current expectations of future amounts. Examples of income approach valuation techniques include present value techniques, option-pricing models and binomial or lattice models that incorporate present value techniques.

Cost Approach. Cost approach valuation techniques are based upon the amount that, at present, would be required to replace the service capacity of an asset, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility.

The three approaches described above are consistent with generally accepted valuation techniques. While all three approaches are not applicable to all assets or liabilities reported at fair value, where appropriate and possible, one or more valuation techniques may be used. The selection of the valuation technique(s) to apply considers the definition of an exit price and the nature of the asset or liability being valued and significant expertise and judgment is required. The Company performs regular analysis and review of the various techniques utilized in determining fair value to ensure that the valuation approaches utilized are appropriate and consistently applied, and that the various assumptions are reasonable. As indicated above, the Company also utilizes information from third parties, such as pricing services and brokers, to assist in determining fair values for certain assets and liabilities; however, management is ultimately responsible for all fair values presented in the Company's financial statements. The Company performs analysis and review of the information and prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by the Company's investment and accounting personnel. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing services and techniques, review of pricing trends and monitoring of recent trade information. In addition, the Company utilizes both internal and external cash flow models to analyze the reasonableness of fair values utilizing credit spread and other market assumptions, where appropriate. As a result of the analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly.

For invested assets reported at fair value, the Company utilizes when available, fair values based on quoted prices in active markets that are regularly and readily obtainable. Generally, these are very liquid investments and the valuation does not require management judgment. When quoted prices in active markets are not available, fair value is based on the market valuation techniques described above, primarily a combination of the market approach, including matrix pricing and the income approach. For corporate and government securities, the assumptions and inputs used by management in applying these techniques include, but are not limited to: using standard market observable inputs which are derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. For private placement and structured securities that include residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

When observable inputs are not available, the market standard valuation techniques for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities.

The use of different techniques, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

For the years ended December 31, 2011 and 2010, the application of market standard valuation techniques applied to similar assets and liabilities has been consistent.

General accounting principles for Fair Value Measurements and Disclosures also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1-       Quoted prices in active markets for identical assets or liabilities. The Company's Level 1 assets and liabilities include investment securities and derivative contracts that are traded in exchange markets.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or market standard valuation techniques and assumptions with significant inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market. The Company's Level 2 assets and liabilities include investment securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose values are determined using market standard valuation techniques. This category primarily includes corporate securities, Canadian and Canadian provincial government securities, and residential and commercial mortgage-backed securities, among others. Level 2 valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through analytical reviews and assessment of current market activity.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the related assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using market standard valuation techniques described above. When observable inputs are not available, the market standard techniques for determining the estimated fair value of certain securities that trade infrequently, and therefore have little transparency, rely on inputs that are significant to the estimated fair value and that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, management believes these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing similar assets and liabilities. For the Company's invested assets, this category generally includes corporate securities (primarily private placements), asset-backed securities (including those with exposure to subprime mortgages), and to a lesser extent, certain residential and commercial mortgage-backed securities, among others. Prices are determined using valuation methodologies such as discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain circumstances, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company would apply internally developed valuation techniques to the related assets or liabilities. Additionally, the Company's embedded derivatives, all of which are associated with reinsurance treaties, are classified in Level 3 since their values include significant unobservable inputs associated with actuarial assumptions regarding policyholder behavior.

When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest priority level input that is significant to the fair value measurement in its entirety. For example, a Level 3 fair value measurement may include inputs that are observable (Levels 1 and 2) and unobservable (Level 3). Therefore, gains and losses for such assets and liabilities categorized within Level 3 may include changes in fair value that are attributable to both observable inputs (Levels 1 and 2) and unobservable inputs (Level 3). Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010 are summarized below (dollars in thousands).

December 31, 2011:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$7,461,106	$76,097	$6,410,840	$974,169
Canadian and Canadian provincial governments	3,869,933	--	3,869,933	--
Residential mortgage-backed securities	1,227,234	--	1,145,579	81,655
Asset-backed securities	401,991	--	208,499	193,492
Commercial mortgage-backed securities	1,242,219	--	1,126,243	115,976
U.S. government and agencies securities	374,002	300,514	73,488	--
State and political subdivision securities	205,386	12,894	182,119	10,373
Other foreign government, supranational and foreign
government-sponsored enterprises	1,419,079	223,440	1,195,639	--
Total fixed maturity securities – available-for-sale	16,200,950	612,945	14,212,340	1,375,665
Funds withheld at interest – embedded derivatives	(361,456)	--	--	(361,456)
Cash equivalents	563,895	563,895	--	--
Short-term investments	46,671	37,155	9,516	--
Other invested assets:
Non-redeemable preferred stock	78,183	58,906	19,277	--
Other equity securities	35,717	5,308	18,920	11,489
Derivatives:
Interest rate swaps	168,484	--	168,484	--
Foreign currency forwards	4,560	--	4,560	--
CPI swaps	766	--	766	--
Credit default swaps	(4,003)	--	(4,003)	--
Equity options	87,243	--	87,243	--
Collateral	32,622	27,052	5,570	--
Total other invested assets	403,572	91,266	300,817	11,489
Reinsurance ceded receivable – embedded derivatives	4,945	--	--	4,945
Total	$16,858,577	$1,305,261	$14,522,673	$1,030,643

Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$1,028,241	$--	$--	$1,028,241
Other liabilities:
Derivatives:
Interest rate swaps	3,171	--	3,171	--
Credit default swaps	5,633	--	5,633	--
Equity options	(2,864)	--	(2,864)	--
Foreign currency swaps	23,710	--	23,710	--
Total	$1,057,891	$--	$29,650	$1,028,241

December 31, 2010:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$6,710,443	$15,089	$5,823,175	$872,179
Canadian and Canadian provincial governments	3,057,567	--	3,057,567	--
Residential mortgage-backed securities	1,473,077	--	1,289,786	183,291
Asset-backed securities	391,209	--	162,651	228,558
Commercial mortgage-backed securities	1,337,853	--	1,190,297	147,556
U.S. government and agencies securities	206,216	166,861	39,355	--
State and political subdivision securities	164,460	6,865	150,612	6,983
Other foreign government, supranational and foreign
government-sponsored enterprises	963,772	5,130	951,906	6,736
Total fixed maturity securities – available-for-sale	14,304,597	193,945	12,665,349	1,445,303
Funds withheld at interest – embedded derivatives	(274,220)	--	--	(274,220)
Cash equivalents(1)	253,746	253,746	--	--
Short-term investments	7,310	5,257	2,053	--
Other invested assets:
Non-redeemable preferred stock	99,550	72,393	26,737	420
Other equity securities	40,661	5,126	19,119	16,416
Derivatives:
Interest rate swaps	20,042	--	20,042	--
Foreign currency forwards	5,924	--	5,924	--
CPI swaps	1,491	--	1,491	--
Credit default swaps	2,429	--	2,429	--
Equity options	5,043	--	5,043	--
Collateral	48,223	48,223	--	--
Total other invested assets	223,363	125,742	80,785	16,836
Reinsurance ceded receivable – embedded derivatives	75,431	--	--	75,431
Total	$14,590,227	$578,690	$12,748,187	$1,263,350

Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$721,485	$--	$--	$721,485
Other liabilities:
Derivatives:(2)
Interest rate swaps	18,850	--	18,850	--
Credit default swaps	131	--	131	--
Foreign currency swaps	45,749	--	45,749	--
Total	$786,215	$--	$64,730	$721,485

(1)	Information as of December 31, 2010 was recast to reflect the disclosure of fair value information for certain cash equivalents during 2011.
(2)	Balances have been adjusted due to typographical errors in the 2010 Annual Report on Form 10-K.

Fixed Maturity Securities – The fair values of the Company's public fixed maturity securities, which include corporate and structured securities, are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonability, prices are periodically reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information from the pricing service or broker with an internally developed valuation; however, this occurs infrequently. Internally developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service overrides, internally developed valuations and non-binding broker quotes are generally based on significant unobservable inputs and are often reflected as Level 3 in the valuation hierarchy.

The fair values of private placement securities are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 3. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the security.

Embedded Derivatives – For embedded derivative liabilities associated with the underlying products in reinsurance treaties, primarily equity-indexed and variable annuity treaties, the Company utilizes a market standard technique, which includes an estimate of future equity option purchases and an adjustment for the Company's own credit risk that takes into consideration the Company's financial strength rating. The capital market inputs to the model, such as equity indexes, equity volatility, interest rates and the Company's credit adjustment, are generally observable. However, the valuation models also use inputs requiring certain actuarial assumptions such as future interest margins, policyholder behavior, including future equity participation rates, and explicit risk margins related to non-capital market inputs, that are generally not observable and may require use of significant management judgment. Changes in interest rates, equity indices, equity volatility, the Company's own credit risk, and actuarial assumptions regarding policyholder behavior may result in significant fluctuations in the value of embedded derivatives liabilities associated with equity-indexed annuity reinsurance treaties.

The fair value of embedded derivatives associated with funds withheld reinsurance treaties is determined based upon a total return swap technique with reference to the fair value of the investments held by the ceding company that support the Company's funds withheld at interest asset. The fair value of the underlying assets is generally based on market observable inputs using industry standard valuation techniques. However, the valuation also requires certain significant inputs based on actuarial assumptions, which are generally not observable and accordingly, the valuation is considered Level 3 in the fair value hierarchy.

Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The fair value of certain other short-term investments, such as floating rate notes and bonds with original maturities less then twelve months, are based upon other market observable data and are typically classified as Level 2. Various time deposits carried as cash equivalents or short-term investments are not measured at estimated fair value and therefore are excluded from the tables presented.

Equity Securities – Equity securities consist principally of preferred stock of publicly and privately traded companies. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation models that require a substantial level of judgment. In determining the fair value of certain privately traded equity securities the models may also use unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing. Most privately traded equity securities are classified within Level 3. The fair values of preferred equity securities are based on prices obtained from independent pricing services and these securities are generally classified within Level 2 in the fair value hierarchy.

Derivative Assets and Derivative Liabilities – Level 1 measurement includes assets and liabilities comprised of exchange-traded derivatives. Valuation is based on unadjusted quoted prices in active markets that are readily and regularly available. Level 2 measurement includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives. These derivatives are principally valued using an income approach. Valuations of interest rate contracts, non-option-based, are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations of foreign currency contracts, non-option-based, are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves. Valuations of credit contracts, non-option-based, are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates. Valuations of equity market contracts, non-option-based, are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, and dividend yield curves. Valuations of equity market contracts, option-based, are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves, and equity volatility. The Company does not currently have derivatives included in Level 3 measurement.

As of December 31, 2011 and 2010, respectively, the Company classified approximately 8.5% and 10.1% of its fixed maturity securities in the Level 3 category. These securities primarily consist of private placement corporate securities with an inactive trading market. Additionally, the Company has included asset-backed securities with sub-prime exposure and mortgage-backed securities with below investment grade ratings in the Level 3 category due to the current market uncertainty associated with these securities and the Company's utilization of information from third parties for the valuation of these securities.

The Company's recognizes transfers of financial instruments into and out of levels within the fair value hierarchy at the beginning of the quarter in which the actual event or change in circumstances that caused the transfer occurs. Financial instruments transferred into Level 3 are due to a lack of observable market transactions and price information. Financial instruments are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the financial instrument, a specific event, one or more significant input(s) becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of Level 3 were primarily the result of the Company using observable pricing information or a third party pricing quotation that appropriately reflects the fair value of those financial instruments, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific financial instrument or the current liquidity in the market. In addition, certain transfers out of Level 3 were also due to increased observations of market transactions and price information for those financial instruments. Transfers from Level 1 to Level 2 are due to the lack of observable market data when pricing these securities, while transfers from Level 2 to Level 1 are due to an increase in the availability of market observable data in an active market. During 2011, there were $77.3 million of fixed maturity securities and $2.3 million of equity securities transferred from Level 1 to Level 2, and $55.7 million of fixed maturity securities and $3.3 million of equity securities transferred from Level 2 to Level 1. Transfers between Level 1 and Level 2 were not significant in 2010.

The tables below provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011 (dollars in thousands).

For the year ended December 31, 2011:	Fixed maturity securities - available-for-sale
		Residential		Commercial
	Corporate	mortgage-backed	Asset-backed	mortgage-backed
	securities	securities	securities	securities
Balance January 1, 2011	$872,336	$183,291	$228,558	$147,556
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	218	836	1,686	2,321
Investment related gains (losses), net	1,863	(2,032)	(10,236)	(12,354)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	21,011	4,580	3,902	8,060
Purchases(1)	305,401	6,478	65,467	7,683
Sales(1)	(48,653)	(21,178)	(27,844)	--
Settlements(1)	(125,797)	(16,672)	(24,092)	(3,548)
Transfers into Level 3	80,302	30,159	45,984	76,955
Transfers out of Level 3	(132,512)	(103,807)	(89,933)	(110,697)
Balance December 31, 2011	$974,169	$81,655	$193,492	$115,976

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$162	$816	$1,595	$2,307
Investment related gains (losses), net	(1,223)	(594)	(5,058)	(12,366)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2011 (continued):	Fixed maturity securities - available-for-sale
		Other foreign
	State	government,	Funds withheld
	and political	supranational and	at interest-
	subdivision	foreign government-	embedded
	securities	sponsored enterprises	derivative
Balance January 1, 2011	$6,983	$6,579	$(274,220)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	361	2	--
Investment related gains (losses), net	(15)	--	(87,236)
Claims & other policy benefits	--	--	--
Interest credited	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--
Included in other comprehensive income	3,390	4	--
Purchases(1)	2,334	--	--
Sales(1)	--	--	--
Settlements(1)	(88)	--	--
Transfers into Level 3	48,469	20	--
Transfers out of Level 3	(51,061)	(6,605)	--
Balance December 31, 2011	$10,373	$--	$(361,456)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$361	$(36)	$--
Investment related gains (losses), net	--	--	(87,236)
Claims & other policy benefits	--	--	--
Interest credited	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--

For the year ended December 31, 2011 (continued):	Other invested		Reinsurance	Interest sensitive
	assets- non-	Other invested	ceded receivable-	contract liabilities
	redeemable	assets- other	embedded	embedded
	preferred stock	equity securities	derivative	derivative
Balance January 1, 2011	$420	$16,416	$75,430	$(721,485)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	--	--	--	--
Investment related gains (losses), net	--	3,504	--	(224,184)
Claims & other policy benefits	--	--	--	(2,230)
Interest credited	--	--	--	(88,255)
Policy acquisition costs and other insurance expenses	--	--	9,421	--
Included in other comprehensive income	--	(4,663)	--	--
Purchases(1)	--	797	6,201	(71,505)
Sales(1)	(420)	(4,565)	--	--
Settlements(1)	--	--	(86,107)	79,418
Transfers into Level 3	--	--	--	--
Transfers out of Level 3	--	--	--	--
Balance December 31, 2011	$--	$11,489	$4,945	$(1,028,241)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$--	$--	$--	$--
Investment related gains (losses), net	--	--	--	(228,910)
Claims & other policy benefits	--	--	--	(2,346)
Interest credited	--	--	--	(167,673)
Policy acquisition costs and other insurance expenses	--	--	18,589	--

(1)	The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

The tables below provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010 (dollars in thousands).

For the year ended December 31, 2010:	Fixed maturity securities - available-for-sale
		Residential		Commercial
	Corporate	mortgage-backed	Asset-backed	mortgage-backed
	securities	securities	securities	securities
Balance January 1, 2010	$994,219	$144,457	$262,767	$329,559
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	657	1,763	2,843	3,467
Investment related gains (losses), net	839	(7,479)	(7,494)	(6,369)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	34,319	26,808	31,340	22,907
Purchases, issuances, sales and settlements(1)	71,695	(43,236)	(45,677)	37,476
Transfers into Level 3	126,133	102,939	78,880	73,653
Transfers out of Level 3	(355,683)	(41,961)	(94,101)	(313,137)
Balance December 31, 2010	$872,179	$183,291	$228,558	$147,556

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$548	$1,592	$2,731	$3,449
Investment related gains (losses), net	(594)	(4,637)	(4,052)	(6,563)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2010 (continued):	Fixed maturity securities - available-for-sale
		Other foreign
	State	government,	Funds withheld
	and political	supranational and	at interest-
	subdivision	foreign government-	embedded	Short-term
	securities	sponsored enterprises	derivative	investments
Balance January 1, 2010	$12,080	$59,975	$(434,494)	$443
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	118	2	--	--
Investment related gains (losses), net	(14)	(10)	160,274	--
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	961	304	--	--
Purchases, issuances, sales and settlements(1)	34,841	1,416	--	381
Transfers into Level 3	1,820	2,178	--	--
Transfers out of Level 3	(42,823)	(57,129)	--	(824)
Balance December 31, 2010	$6,983	$6,736	$(274,220)	$--

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$118	$6	$--	$--
Investment related gains (losses), net	--	--	160,274	--
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2010 (continued):	Other invested		Reinsurance	Interest sensitive
	assets- non-	Other invested	ceded receivable-	contract liabilities
	redeemable	assets- other	embedded	embedded
	preferred stock	equity securities	derivative	derivative
Balance January 1, 2010	$6,775	$10,436	$68,873	$(608,654)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	--	--	--	--
Investment related gains (losses), net	550	--	--	(28,786)
Claims & other policy benefits	--	--	--	(872)
Interest credited	--	--	--	(52,569)
Policy acquisition costs and other insurance expenses	--	--	7,621	--
Included in other comprehensive income	160	4,848	--	--
Purchases, issuances, sales and settlements(1)	(5,146)	1,132	(1,063)	(30,604)
Transfers into Level 3	--	--	--	--
Transfers out of Level 3	(1,919)	--	--	--
Balance December 31, 2010	$420	$16,416	$75,431	$(721,485)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$(1)	$--	$--	$--
Investment related gains (losses), net	(32)	--	--	(28,786)
Claims & other policy benefits	--	--	--	(2,824)
Interest credited	--	--	--	(101,970)
Policy acquisition costs and other insurance expenses	--	--	7,621	--

(1)	The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

Nonrecurring Fair Value Measurements - Certain assets and liabilities are measured at fair value on a nonrecurring basis. Nonrecurring fair value adjustments on certain foreclosed commercial mortgage loans resulted in $1.2 million of gains being recorded for the year ended December 31, 2011. The carrying value of these foreclosed mortgage loans as of December 31, 2011 was $4.6 million, based on the fair value of the underlying real estate collateral. In addition, nonrecurring fair value adjustments on impaired commercial mortgage loans resulted in $6.1 million of net losses being recorded in 2011. The carrying value of these impaired mortgage loans as of December 31, 2011 was $33.0 million. There were no material assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2010.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance Text Block

Note 7 REINSURANCE

Retrocession reinsurance treaties do not relieve the Company from its obligations to direct writing companies. Failure of retrocessionaires to honor their obligations could result in losses to the Company. Consequently, allowances would be established for amounts deemed uncollectible. At December 31, 2011 and 2010, no allowances were deemed necessary. The Company regularly evaluates the financial condition of its reinsurers and retrocessionaires.

The effect of reinsurance on net premiums is as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$2,590	$2,669	$2,259
Reinsurance assumed	7,701,594	7,198,219	6,241,952
Reinsurance ceded	(368,497)	(541,208)	(519,050)
Net premiums	$7,335,687	$6,659,680	$5,725,161

The effect of reinsurance on claims and other policy benefits as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$4,179	$4,062	$4,098
Reinsurance assumed	6,472,041	5,877,153	5,025,383
Reinsurance ceded	(251,037)	(334,060)	(210,055)
Net claims and other policy benefits	$6,225,183	$5,547,155	$4,819,426

At December 31, 2011 and 2010, there were no reinsurance ceded receivables associated with a single reinsurer with a carrying value in excess of 5% of total assets.

The effect of reinsurance on life insurance in force is shown in the following schedule (dollars in millions):

Life Insurance In Force:	Direct	Assumed	Ceded	Net	Assumed/Net %

December 31, 2011	$76	$2,664,353	$39,987	$2,624,442	101.52%
December 31, 2010	74	2,540,317	42,582	2,497,809	101.70
December 31, 2009	72	2,325,041	46,897	2,278,216	102.06

At December 31, 2011 and 2010, respectively, the Company provided approximately $2.2 billion and $2.1 billion of statutory financial reinsurance, as measured by pre-tax statutory surplus, to other insurance companies under financial reinsurance transactions to assist ceding companies in meeting applicable regulatory requirements. Generally, such financial reinsurance is provided by the Company committing cash or assuming insurance liabilities, which are collateralized by future profits on the reinsured business. The Company earns a fee based on the amount of net outstanding financial reinsurance.

Reinsurance agreements, whether facultative or automatic, may provide for recapture rights on the part of the ceding company. Recapture rights permit the ceding company to reassume all or a portion of the risk formerly ceded to the reinsurer after an agreed-upon period of time, generally 10 years, or in some cases due to changes in the financial condition or ratings of the reinsurer. Recapture of business previously ceded does not affect premiums ceded prior to the recapture of such business, but would reduce premiums in subsequent periods. Additionally, some treaties give the ceding company the right to request the Company to place assets in trust for their benefit to support their reserve credits, in the event of a downgrade of the Company's ratings to specified levels, generally non-investment grade levels, or if minimum levels of financial condition are not maintained. As of December 31, 2011 and 2010, these treaties had approximately $1,277.2 million and $1,138.5 million, respectively, in statutory reserves. Assets placed in trust continue to be owned by the Company, but their use is restricted based on the terms of the trust agreement. Securities with an amortized cost of $1,534.0 million and $1,419.3 million were held in trust to satisfy collateral requirements for reinsurance business for the benefit of certain RGA subsidiaries at December 31, 2011 and 2010, respectively. In addition, the Company's collateral finance facility has asset in trust requirements. See Note 14 – “Collateral Finance Facility” for additional information. Securities with an amortized cost of $2,144.6 million and $1,851.1 million, as of December 31, 2011 and 2010, respectively, were held in trust to satisfy collateral requirements under certain third-party reinsurance treaties. Additionally, under certain conditions, RGA may be obligated to move reinsurance from one RGA subsidiary company to another or make payments under the treaty. These conditions include change in control or ratings of the subsidiary, insolvency, nonperformance under a treaty, or loss of reinsurance license of such subsidiary.

Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs

Note 8 DEFERRED POLICY ACQUISITION COSTS

The following reflects the amounts of policy acquisition costs deferred and amortized (dollars in thousands):

As of December 31,	2011	2010
Deferred policy acquisition costs:
Assumed	$3,605,611	$3,377,073
Retroceded	(61,686)	(62,358)
Net	$3,543,925	$3,314,715

Years ended December 31,	2011	2010	2009
Balance, beginning of year	$3,314,715	$3,355,275	$3,336,699
Capitalized
Assumed	947,014	885,450	802,213
Retroceded	(13,411)	(13,838)	(9,192)
Amortized (including interest):
Assumed	(820,084)	(831,979)	(578,367)
Allocated to change in value of embedded derivatives	114,877	(108,515)	(287,164)
Retroceded	14,084	12,390	16,951
Attributed to unrealized investment gains (losses)	(7,448)	(15,671)	(45,839)
Foreign currency changes	(5,822)	31,603	119,974
Balance, end of year	$3,543,925	$3,314,715	$3,355,275

Some reinsurance agreements involve reimbursing the ceding company for allowances and commissions in excess of first-year premiums. These amounts represent acquisition costs and are capitalized to the extent deemed recoverable from the future premiums and amortized against future profits of the business. This type of agreement presents a risk to the extent that the business lapses faster than originally anticipated, resulting in future profits being insufficient to recover the Company's investment.

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

Note 9 INCOME TAX

Pre-tax income for the years ended December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):

	2011	2010	2009
Pre-tax income - U.S.	$400,278	$500,938	$295,105
Pre-tax income - foreign	363,293	305,243	245,454
Total pre-tax income	$763,571	$806,181	$540,559

The provision for income tax expense for the years ended December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):
	2011	2010	2009
Current income tax expense (benefit):
U.S.	$(1,605)	$(217,970)	$203,758
Foreign	50,138	63,233	62,696
Total current	48,533	(154,737)	266,454

Deferred income tax expense (benefit):
U.S.	155,895	392,905	(106,321)
Foreign	13,098	32,271	7,430
Total deferred	168,993	425,176	(98,891)

Total provision for income taxes	$217,526	$270,439	$167,563

Provision for income tax expense differed from the amounts computed by applying the U.S. federal income tax statutory rate of 35% to pre-tax income as a result of the following for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):
	2011	2010	2009

Tax provision at U.S. statutory rate	$267,250	$282,163	$189,196
Increase (decrease) in income taxes resulting from:
Foreign tax rate differing from U.S. tax rate	(9,681)	(7,544)	(7,207)
Differences in tax basis in foreign jurisdictions	(11,584)	(5,210)	(4,222)
Deferred tax valuation allowance	4,147	(11)	(4,450)
Amounts related to tax audit contingencies	5,562	3,942	(10,774)
Corporate rate changes - Canada	(40,593)	--	--
Corporate rate changes - other	(1,933)	--	--
Subpart F	9,340	--	--
Foreign tax credits	(3,546)	--	--
Prior year tax adjustment	(1,863)	(2,322)	4,552
Other, net	427	(579)	468
Total provision for income taxes	$217,526	$270,439	$167,563

Effective tax rate	28.5%	33.5%	31.0%

In 2011, the Company recognized an income tax benefit associated with previously enacted reductions in federal statutory tax rates and adjustments to various provincial statutory tax rates in Canada. This 2007 tax rate change enactment included phased in effective dates through 2012. These adjustments in tax rates should have been recognized beginning in 2007, when the Canadian tax legislation was enacted. The Company recorded a cumulative tax benefit adjustment of $30.7 million in 2011 in “Provision for income taxes” to correct the deferred tax liabilities that were not properly recorded. If the impact of the tax rates had been recorded in the prior years, the Company estimates that it would have recognized approximately $3.0 million, $6.0 million, $9.0 million and $12.0 million of tax benefit in the years ended 2007, 2008, 2009 and 2010, respectively.

Total income taxes for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in thousands):

	2011	2010	2009
Provision for income taxes	$217,526	$270,439	$167,563
Income tax from OCI:
Net unrealized holding gain (loss) on debt and equity securities
recognized for financial reporting purposes	275,975	267,445	355,088
Exercise of stock options	(4,934)	2,255	(2,605)
Foreign currency translation	1,579	(19,633)	1,136
Unrealized pension and post retirement	(8,581)	911	(754)
Total income taxes provided	$481,565	$521,417	$520,428

The tax effects of temporary differences that give rise to significant portions of the deferred income tax asset and liabilities at December 31, 2011 and 2010, are presented in the following tables (dollars in thousands):

	2011	2010
Deferred income tax assets:
Nondeductible accruals	$51,101		$18,961
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		17,097		16,036
Investment income differences	98,496		110,446
Deferred acquisition costs capitalized for tax	67,006		66,246
Net operating loss carryforward	174,503		348,450
Capital loss and tax credit carryforwards	41,737		55,215
Deferred acquisition costs capitalized for financial reporting	--		16,581
Subtotal	449,940		631,935
Valuation allowance	(8,630)		(3,910)
Total deferred income tax assets	441,310		628,025

Deferred income tax liabilities:
Deferred acquisition costs capitalized for financial reporting	1,047,748		1,039,972
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		473,767		497,740
Differences in the tax basis of cash and invested assets	574,738		274,891
Investment income differences	13,499		14,050
Differences in foreign currency translation	8,604		61,552
Total deferred income tax liabilities	2,118,356		1,888,205

Net deferred income tax liabilities	$1,677,046		$1,260,180

Balance sheet presentation of net deferred income tax liabilities:
Included in other assets	2,788		--
Included in deferred income taxes	1,679,834		1,260,180
Net deferred income tax liabilities	$1,677,046		$1,260,180

As of December 31, 2011, a valuation allowance for deferred tax assets of approximately $8.6 million was provided on the total deferred tax assets of RGA UK Holdings Limited, RGA Technology Partners, Inc. Canadian Branch, RGA Technology Partners UK Branch, RGA International Reinsurance Company German Branch, RGA International Reinsurance Company Netherlands Branch and on Reinsurance Group of America Incorporated's deferred tax asset related to share expense for foreign entities. As of December 31, 2010 a valuation allowance for deferred tax assets of approximately $3.9 million was provided on net operating and capital losses of RGA South Africa Holdings, RGA Financial Products Limited, RGA Technology Partners, Inc. Canadian Branch, and RGA Technology Partners UK Branch. The Company utilizes valuation allowances when it believes, based on the weight of the available evidence, that it is more likely than not that the deferred income taxes will not be realized.

The earnings of substantially all of the Company's foreign subsidiaries have been indefinitely reinvested in foreign operations. Therefore, no provision has been made for any U.S. taxes or foreign withholding taxes that may be applicable upon any repatriation or sale. The determination of any unrecognized deferred tax liability for temporary differences related to investments in the Company's foreign subsidiaries is not practicable. At December 31, 2011 and 2010, the financial reporting basis in excess of the tax basis for which no deferred taxes have been recognized was approximately $777.3 million and $630.6 million, respectively.

During 2011, 2010, and 2009, the Company received federal and foreign income tax refunds of approximately $11.1 million, $37.5 million and $0.3 million, respectively. The Company made cash income tax payments of approximately $140.1 million, $48.0 million and $25.9 million in 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had recognized gross deferred tax assets associated with net operating losses of approximately $562.7 million and $1,075.5 million, respectively, $427.1 million of which will begin to expire in 2025. The remaining net operating losses have indefinite carryforward periods. However, these net operating losses, other than the net operating losses for which there is a valuation allowance, are expected to be utilized in the normal course of business during the period allowed for carryforwards and in any event, will not be lost, due to the application of tax planning strategies that management would utilize.

The Company files income tax returns with the U.S. federal government and various state and foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service and is subject to audit by taxing authorities in other foreign jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and foreign tax examinations by tax authorities for years prior to 2006.

As of December 31, 2011, the Company's total amount of unrecognized tax benefits was $194.3 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $26.8 million. It is not anticipated that the Company's liability for unrecognized tax benefits will change significantly over the next 12 months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011, 2010 and 2009, is as follows (dollars in thousands):

	Total Unrecognized Tax Benefits
	2011	2010	2009
Beginning balance, January 1	$182,354	$221,040	$206,665
Additions for tax positions of prior years	7,968	17,255	25,148
Reductions for tax positions of prior years	--	(59,879)	(14,711)
Additions for tax positions of current year	3,938	3,938	3,938
Ending balance, December 31	$194,260	$182,354	$221,040

The Company recognized interest expense in 2011 of $7.1 million, and a benefit in interest expense of $1.4 million and $2.1 million in 2010 and 2009, respectively. As of December 31, 2011 and 2010, the Company had $39.8 million and $32.7 million, respectively, of accrued interest related to unrecognized tax benefits.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 10 EMPLOYEE BENEFIT PLANS

Certain subsidiaries of the Company are sponsors or administrators of both qualified and non-qualified defined benefit pension plans (“Pension Plans”). The largest of these plans is a non-contributory qualified defined benefit pension plan sponsored by RGA Reinsurance that covers U.S. employees. The benefits under the Pension Plans are generally based on years of service and compensation levels.

The Company also provides certain health care and life insurance benefits for retired employees. The health care benefits are provided through a self-insured welfare benefit plan. Employees become eligible for these benefits if they meet minimum age and service requirements. The retiree's cost for health care benefits varies depending upon the credited years of service. The Company recorded benefits expense of approximately $2.5 million, $2.0 million, and $1.3 million in 2011, 2010 and 2009, respectively that are related to these postretirement plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement health benefits. Prepaid benefit costs and accrued benefit liabilities are included in other assets and other liabilities, respectively, in the Company's consolidated balance sheets.

A December 31 measurement date is used for all of the defined benefit and postretirement plans. The status of these plans as of December 31, 2011 and 2010 is summarized below (dollars in thousands):

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$69,626	$63,998	$18,395	$14,321
Service cost	5,985	4,762	1,116	847
Interest Cost	3,916	3,420	1,035	882
Participant contributions	--	--	176	127
Actuarial (gains) losses	16,164	(1,938)	8,348	2,326
Benefits paid	(2,100)	(1,280)	(216)	(108)
Foreign currency rate change effect	(490)	663	--	--
Benefit obligation at end of year	$93,101	$69,625	$28,854	$18,395

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$35,888	$30,923	$--	$--
Actual return on plan assets	540	4,383	--	--
Employer contributions	6,972	1,862	40	70
Participant contributions	--	--	176	127
Benefits paid and expenses	(2,100)	(1,280)	(216)	(108)
Administrative expense	--	--	--	(89)
Fair value of plan assets at end of year	$41,300	$35,888	$--	$--

Funded status at end of year	$(51,801)	$(33,737)	$(28,854)	$(18,395)

	December 31,
	Qualified Plans		Non-Qualified Plans(1)		Total
	2011	2010	2011	2010	2011	2010
Aggregate fair value of plan assets	$41,300	$35,888	$--	$--	$41,300	$35,888
Aggregate projected benefit obligations	51,980	40,687	41,121	28,938	93,101	69,625
Under funded	$(10,680)	$(4,799)	$(41,121)	$(28,938)	$(51,801)	$(33,737)

(1) For non-qualified plans, there are no required funding levels.

	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other
comprehensive income:
Net actuarial loss	$30,565	$13,118	$13,875	$5,880
Net prior service cost	2,804	3,264	--	--
Total	$33,369	$16,382	$13,875	$5,880

The following table presents information for pension plans with a projected benefit obligation in excess of plan assets as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Projected benefit obligation	$93,101	$69,625
Fair value of plan assets	41,300	35,888

The accumulated benefit obligations for all defined benefit pension plans were $89.5 million and $66.7 million at December 31, 2011 and 2010, respectively. The following table presents information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Accumulated benefit obligation	$89,531	$66,597
Fair value of plan assets	41,300	35,888

The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows (dollars in thousands):

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Net periodic benefit cost:
Service cost	$5,985	$4,762	$3,821	$1,116	$847	$597
Interest cost	3,916	3,420	3,443	1,035	882	674
Expected return on plan assets	(2,937)	(2,577)	(1,945)	--	--	--
Amortization of prior actuarial losses	980	688	1,593	353	236	20
Amortization of prior service cost	399	(171)	558	--	--	--
Net periodic benefit cost	8,343	6,122	7,470	2,504	1,965	1,291

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

Net actuarial (gains) losses	18,561	(3,743)	2,009	8,348	2,326	2,094
Prior service cost	--	--	--	--	--	--
Amortization of actuarial (gains) losses	(980)	(688)	(1,593)	(353)	(236)	(20)
Amortization of prior service cost (credit)	(399)	171	(558)	--	--	--
Foreign exchange translations and other
adjustments	(196)	(307)	290	--	--	--
Total recognized in other comprehensive
income	16,986	(4,567)	148	7,995	2,090	2,074
Total recognized in net periodic benefit
cost and other comprehensive income	$25,329	$1,555	$7,618	$10,499	$4,055	$3,365

The Company expects to contribute to the plans $4.7 million in pension benefits and $0.2 million in other benefits during 2012.

The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (dollars in thousands):

	Pension Benefits	Other Benefits
2012	$4,705	$247
2013	5,031	302
2014	5,226	361
2015	5,511	420
2016	7,434	480
2017-2021	38,945	3,495

The estimated net loss and prior service cost for the defined benefit pension plans and post-retirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $3.4 million and $0.3 million, respectively.

Assumptions

Weighted average assumptions used to determine the accumulated benefit obligation and net benefit cost or income for the year ended December 31:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Discount rate used to determine benefit
obligation	4.48%	5.47%	6.01%	4.50%	5.40%	5.50%
Discount rate used to determine net benefit
cost or income	5.22%	5.96%	6.37%	5.40%	5.75%	6.30%
Expected long-term rate of return on plan
assets	7.75%	8.50%	8.50%	--%	--%	--%
Rate of compensation increases	4.20%	4.20%	4.21%	--%	--%	--%

The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the long-term expectations on the performance of the markets. While the precise expected return derived using this approach may fluctuate from year to year, the policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. This process is consistent for all plan assets as all the assets are invested in mutual funds.

The assumed health care cost trend rates used in measuring the accumulated non-pension post-retirement benefit obligation were as follows:

	December 31,
	2011	2010
Pre-Medicare eligible claims	9% down to 5% in 2015	8% down to 5% in 2013
Medicare eligible claims	8% down to 5% in 2013	8% down to 5% in 2013

Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	One Percent Increase	One Percent Decrease
Effect on total of service and interest cost components	$659	$(441)
Effect on accumulated postretirement benefit obligation	$7,010	$(5,244)

Plan Assets

Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on the Company's assessment of the effect of economic factors and market conditions. The target allocations for plan assets are 60% equity securities and 40% debt securities as of December 31, 2011 and 2010. The Company's plan assets are primarily invested in mutual funds. The mutual funds include holdings of S&P 500 securities, large-cap securities, mid-cap securities, small-cap securities, international securities, corporate debt securities, U.S. and other government securities, mortgage-related securities and cash.

Equity and debt securities are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, changes in the values of investment securities will occur and any change would affect the amounts reported in the financial statements.

The fair values of the Company's pension plan assets as of December 31, 2011 and 2010 are summarized below (dollars in thousands):

	December 31, 2011
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(1)	$41,250	$41,250	$--	$--
Cash	50	50	--	--
Total	$41,300	$41,300	$--	$--

(1)	Mutual funds were invested 43% in bond index funds, 25% in S&P 500 index funds, 12% in mid-cap stock funds, 13% in foreign large blend funds and 7% in small-cap funds.

	December 31, 2010
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(2)	$35,845	$35,845	$--	$--
Cash	43	43	--	--
Total	$35,888	$35,888	$--	$--

(2)	Mutual funds were invested 38% in bond index funds, 26% in S&P 500 index funds, 13% in mid-cap stock funds, 15% in foreign large blend funds and 8% in small-cap funds.

As of December 31, 2011 and 2010, the Company classified all of its pension plan assets in the Level 1 category as quoted prices in active markets are available for these assets. See Note 6 – “Fair Value of Financial Instruments” for additional detail on the fair value hierarchy.

Savings and Investment Plans

Certain subsidiaries of the Company also sponsor saving and investment plans under which a portion of employee contributions are matched. Subsidiary contributions to these plans, which are partially tied to RGA's financial results, were $5.1 million, $3.9 million and $2.7 million in 2011, 2010 and 2009, respectively.

Financial Condition and Net Income on a Statutory Basis - Significant Subs	12 Months Ended
Dec. 31, 2011
Statutory Basis [Abstract]
Statutory Basis Reporting [Text Block]

Note 11 FINANCIAL CONDITION AND NET INCOME ON A STATUTORY BASIS – SIGNIFICANT SUBSIDIARIES

The domestic and foreign insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department or local regulatory authority, which vary materially from statements prepared in accordance with GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, local regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between jurisdictions. The principal differences between GAAP and NAIC are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred tax assets, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC and local regulatory agencies, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2010 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2011 and the statutory capital and surplus amounts as of December 31, 2011 are estimates.

(dollars in thousands)	Statutory Capital & Surplus		Statutory Net Income (Loss)
	2011	2010	2011	2010	2009
RGA Reinsurance	$1,515,934	$1,528,887	$129,717	$68,010	$63,189
RCM	1,478,864	1,486,928	37,142	53,690	(16,800)
RGA Canada	610,142	522,756	102,229	68,561	(2,620)
RGA Barbados(1)	493,637	409,147	149,676	98,688	33,220
RGA Australia	382,395	339,297	44,403	31,897	37,515
RGA Atlantic(1)	345,247	287,386	74,506	81,390	47,369
RGA Americas(1)	267,871	259,589	55,639	50,314	15,433
Other reinsurance subsidiaries(1)	644,918	454,738	(420,206)	80,286	(315,713)

(1)	The statutory basis for these subsidiaries is GAAP. However, the Company has not yet filed statutory financial statements, for periods beginning after January 1, 2012, including the retrospective adjustments associated with the adoption of new accounting guidance for deferred acquisition costs. Therefore, these balances have not been adjusted. It is expected that the impact on the statutory capital and surplus and statutory pre-tax income (loss) associated with the adoption of the new accounting guidance for deferred acquisition costs on January 1, 2012 will be:

	Statutory Capital
	& Surplus		Statutory Pre-tax Income
	2011		2011	2010
RGA Barbados	$(1,181)		$(1,275)	$--
RGA Atlantic	(16,913)		(4,502)	(3,163)
RGA Americas	(28,528)		(9,651)	(7,743)
Other reinsurance subsidiaries	(1,487)		(1,295)	(192)

The total capital and surplus positions of the Company's primary life reinsurance legal entities exceed the capital requirements of the applicable regulatory bodies. RCM and RGA Reinsurance are subject to Missouri statutory provisions that restrict the payment of dividends. They may not pay dividends in any 12-month period in excess of the greater of the prior year's statutory operating income or 10% of capital and surplus at the preceding year-end, without regulatory approval. The applicable statutory provisions only permit an insurer to pay a shareholder dividend from unassigned surplus. Any dividends paid by RGA Reinsurance would be paid to RCM, its parent company, which in turn has restrictions related to its ability to pay dividends to RGA. The assets of RCM consist primarily of its investment in RGA Reinsurance. As of January 1, 2012, RCM and RGA Reinsurance could pay maximum dividends, without prior approval, of approximately $147.9 million and $151.6 million, respectively. The Missouri Department of Insurance, Financial Institution and Professional Registration, allows RCM to pay a dividend to RGA to the extent RCM received the dividend from RGA Reinsurance, without limitation related to the level of unassigned surplus. Dividend payments by other subsidiaries are subject to regulations in the jurisdiction of domicile.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments Contingencies and Guarantees

Note 12 COMMITMENTS AND CONTINGENT LIABILITIES

At December 31, 2011, the Company's commitments to fund investments were $156.6 million in limited partnerships, $33.6 million in commercial mortgage loans and $100.0 million in private placement investments. At December 31, 2010, the Company's commitments to fund investments were $147.2 million in limited partnerships, $6.7 million in commercial mortgage loans and $7.5 million in private placement investments. The Company anticipates that the majority of its current commitments will be invested over the next five years; however, these commitments could become due any time at the request of the counterparties. Investments in limited partnerships and private placements are carried at cost or accounted for using the equity method and included in other invested assets in the consolidated balance sheets.

The Company is subject to litigation in the normal course of its business. The Company currently has no material litigation. A legal reserve is established when the Company is notified of an arbitration demand or litigation or is notified that an arbitration demand or litigation is imminent, it is probable that the Company will incur a loss as a result and the amount of the probable loss is reasonably capable of being estimated.

The Company has obtained bank letters of credit in favor of various affiliated and unaffiliated insurance companies from which the Company assumes business. These letters of credit represent guarantees of performance under the reinsurance agreements and allow ceding companies to take statutory reserve credits. Certain of these letters of credit contain financial covenant restrictions. At December 31, 2011 and 2010, there were approximately $15.8 million and $16.0 million, respectively, of undrawn outstanding bank letters of credit in favor of third parties. Additionally, the Company utilizes letters of credit to secure reserve credits when it retrocedes business to its subsidiaries, including Parkway Re, Timberlake Financial, RGA Americas, RGA Barbados and RGA Atlantic. The Company cedes business to its affiliates to help reduce the amount of regulatory capital required in certain jurisdictions such as the U.S. and the United Kingdom. The capital required to support the business in the affiliates reflects more realistic expectations than the original jurisdiction of the business, where capital requirements are often considered to be quite conservative. As of December 31, 2011 and 2010, $582.9 million and $518.4 million, respectively, in undrawn letters of credit from various banks were outstanding, backing reinsurance between the various subsidiaries of the Company. The banks providing letters of credit to the Company are included on the NAIC list of approved banks.

In December 2011, the Company entered into a syndicated revolving credit facility with a four year term and an overall capacity of $850.0 million, replacing its $750.0 million five-year syndicated revolving credit facility, which was scheduled to mature in September 2012. The Company may borrow cash and obtain letters of credit in multiple currencies under this facility. As of December 31, 2011, the Company had $183.5 million in issued, but undrawn, letters of credit under this facility, which is included in the total above. Applicable letter of credit fees and fees payable for the credit facility depend upon the Company's senior unsecured long-term debt rating. As of December 31, 2011, the Company had $113.3 million in issued, but undrawn, letters of credit remaining under its $750.0 million five-year syndicated revolving credit facility, included in the total above, which were cancelled on January 6, 2012. Also during 2011, the Company entered into a five-year, $120.0 million letter of credit facility agreement. As of December 31, 2011, the Company had no issued letters of credit under this new facility. Letter of credit fees for this facility are fixed for the term of the facility. The Company also maintains a $200.0 million letter of credit facility which is scheduled to mature in September 2019. This letter of credit facility is fully utilized and is expected to amortize to zero by 2019. As of December 31, 2011, the Company had $200.0 million in issued, but undrawn, letters of credit under this facility, which is included in the total above. Letter of credit fees for this facility are fixed for the term of the facility. Fees associated with the Company's other letters of credit are not fixed for periods in excess of one year and are based on the Company's ratings and the general availability of these instruments in the marketplace.

RGA has issued guarantees to third parties on behalf of its subsidiaries for the payment of amounts due under certain reinsurance treaties, securities borrowing arrangements and office lease obligations, whereby if a subsidiary fails to meet an obligation, RGA or one of its other subsidiaries will make a payment to fulfill the obligation. In limited circumstances, treaty guarantees are granted to ceding companies in order to provide them additional security, particularly in cases where RGA's subsidiary is relatively new, unrated, or not of a significant size, relative to the ceding company. Liabilities supported by the treaty guarantees, before consideration for any legally offsetting amounts due from the guaranteed party, totaled $697.5 million and $600.8 million as of December 31, 2011 and 2010, respectively, and are reflected on the Company's consolidated balance sheets in future policy benefits. As of December 31, 2011 and 2010, the Company's exposure related to treaty guarantees, net of assets held in trust, was $467.5 million and $352.0 million, respectively. Potential guaranteed amounts of future payments will vary depending on production levels and underwriting results. Guarantees related to borrowed securities provide additional security to third parties should a subsidiary fail to make principal and/or interest payments when due. As of December 31, 2011, RGA's obligation related to borrowed securities guarantees was $150.0 million. RGA has issued payment guarantees on behalf of two of its subsidiaries in the event the subsidiaries fail to make payment under their office lease obligations, the exposure of which was $11.7 million as of December 31, 2011.

Manor Re has obtained $300.0 million of collateral financing through 2020 from an international bank which enabled Manor Re to deposit assets in trust to support statutory reserve credit for an affiliated reinsurance transaction. The bank has recourse to RGA should Manor Re fail to make payments or otherwise not perform its obligations under this financing.

In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Since this indemnity generally is not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under this indemnity in the future.

The Company leases office space and furniture and equipment under non-cancelable operating lease agreements, which expire at various dates. Future minimum office space annual rentals under non-cancelable operating leases at December 31, 2011 are as follows:

2012	$16.4	million
2013	13.2	million
2014	11.4	million
2015	6.5	million
2016	6.1	million
Thereafter	21.9	million

Rent expenses amounted to approximately $18.8 million, $17.1 million and $13.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Debt And Trust Preferred Securities [Abstract]
Debt Disclosure

Note 13 DEBT AND TRUST PREFERRED SECURITIES

The Company's debt and trust preferred securities consist of the following (dollars in thousands):

	2011	2010
$400 million 6.75% Junior Subordinated Debentures due 2065	$318,725	$318,723
$400 million 5.00% Senior Notes due 2021	397,920	--
$400 million 6.45% Senior Notes due 2019	399,466	399,398
$300 million 5.625% Senior Notes due 2017	298,577	298,304
$200 million 6.75% Senior Notes due 2011	--	199,985
Total Debt	1,414,688	1,216,410
Less portion due in less than one year (short-term debt)	-	(199,985)
Long-term Debt	$1,414,688	$1,016,425

$225 million 5.75% Preferred Securities due 2051	$--	$159,421

During 2009, the Company repurchased $80.2 million face amount of its 6.75% junior subordinated debentures for $39.2 million. The debt was purchased by RGA Reinsurance. As a result, the Company recorded a pre-tax gain of $38.9 million, after fees and unamortized discount, in other revenues in 2009.

On March 4, 2011, RGA completed the remarketing of approximately 4.5 million trust preferred securities with an aggregate accreted value of approximately $158.2 million that were initially issued as a component of its PIERS Units. When issued, each PIERS Unit initially consisted of (1) a preferred security issued by RGA Capital Trust I, a financing subsidiary of RGA, with an annual distribution rate of 5.75 percent and stated maturity of March 18, 2051, and (2) a warrant to purchase at any time prior to December 15, 2050, 1.2508 shares of RGA common stock. Approximately 4.4 million of the warrants were exercised on March 4, 2011, at a price of $35.44 per warrant, resulting in the issuance of approximately 5.5 million shares, with cash paid in lieu of fractional shares. The warrant exercise price was paid to RGA. Remaining warrants were redeemed in cash at their redemption amount of $14.56 per warrant. As a result of the remarketing, the remarketed preferred securities had a fixed accreted value of $35.44 per security with a fixed annual distribution rate of 2.375% and were repaid on June 5, 2011, the revised maturity date. The proceeds from the remarketing were paid directly to the selling holders, unless holders timely elected to exercise their warrants in lieu of mandatory redemption, in which case the proceeds were applied on behalf of such selling holders to satisfy in full the exercise price of the warrants. Preferred securities of holders who timely elected to opt out of the remarketing were adjusted to match the terms of the remarketed preferred securities. In the first quarter of 2011, RGA recorded a $4.4 million pre-tax loss, included in other operating expenses, related to the recognition of the unamortized issuance costs of the original preferred securities.

On May 27, 2011, RGA issued 5.00% Senior Notes due June 1, 2021 with a face amount of $400.0 million. These senior notes have been registered with the Securities and Exchange Commission. The net proceeds from the offering were approximately $394.4 million and were used to fund the payment of the RGA's $200.0 million senior notes that matured in December 2011 and for general corporate purposes. Capitalized issue costs were approximately $3.4 million.

In December 2011, the Company entered into a syndicated revolving credit facility with a four year term and an overall capacity of $850.0 million, replacing its $750.0 million five-year syndicated revolving credit facility, which was scheduled to mature in September 2012. The Company may borrow cash and may obtain letters of credit in multiple currencies under this facility. As of December 31, 2011, the Company had no cash borrowings outstanding and $183.5 million in issued, but undrawn, letters of credit under this facility. As of December 31, 2011 and 2010, the average interest rate on long-term and short-term debt outstanding was 5.94% and 6.38%, respectively.

Certain of the Company's debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth, maximum ratios of debt to capitalization and change of control provisions. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, the Company's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for an amount in excess of $100.0 million, bankruptcy proceedings, or any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2011 and 2010, the Company had $1,414.7 million and $1,216.4 million, respectively, in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of the Company to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and the Company's ability to raise additional funds. There currently are no repayments of debt due over the next five years.

Based on the historic cash flows and the current financial results of the Company, management believes RGA's cash flows will be sufficient to enable RGA to meet its obligations for at least the next 12 months.

Collateral Finance Facility	12 Months Ended
Dec. 31, 2011
Collateral Finance Facility [Abstract]
Collateral Financing Arrangements

Note 14 COLLATERAL FINANCE FACILITY

In June 2006, RGA's subsidiary, Timberlake Financial L.L.C. (“Timberlake Financial”), issued $850.0 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. The notes were issued to fund the collateral requirements for statutory reserves required by the U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on specified term life insurance policies reinsured by RGA Reinsurance and retroceded to Timberlake Re. Proceeds from the notes, along with a $112.8 million direct investment by the Company, were deposited into a series of accounts that collateralize the notes and are not available to satisfy the general obligations of the Company. As of December 31, 2011 and 2010, respectively, the Company held assets in trust and in custody of $896.1 million and $885.3 million, of which $33.5 million and $34.6 million were held in a Debt Service Coverage account to cover interest payments on the notes. Interest on the notes accrues at an annual rate of 1-month LIBOR plus a base rate margin, payable monthly and totaled $7.1 million, $7.9 million and $8.3 million in 2011, 2010 and 2009, respectively. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy by a monoline insurance company whose parent company is operating under Chapter 11 bankruptcy. The notes represent senior, secured indebtedness of Timberlake Financial without legal recourse to RGA or its other subsidiaries. Timberlake Financial relies primarily upon the receipt of interest and principal payments on a surplus note and dividend payments from its wholly-owned subsidiary, Timberlake Re, a South Carolina captive insurance company, to make payments of interest and principal on the notes. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon the South Carolina Department of Insurance's regulatory approval. Since Timberlake Re's Risk Based Capital ratio is below 100%, it has been required to request approval on a quarterly rather than annual basis and provide additional scenario testing results. Approval to pay interest on the surplus note has been granted through March 28, 2012.

During 2011, the Company repurchased $198.5 million face amount of the Timberlake Financial notes for $130.8 million, which was the market value at the date of the purchases. The notes were purchased by RGA Reinsurance. As a result, the Company recorded pre-tax gains of $65.6 million, after fees, in other revenues in 2011.

In accordance with the general accounting principles for Consolidation, Timberlake Financial is considered to be a variable interest entity and the Company is deemed to hold the primary beneficial interest because it owns 100% of the voting rights. As a result, Timberlake Financial has been consolidated in the Company's financial statements. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity investments and other invested assets, which consists of restricted cash and cash equivalents, with the liability for the notes recorded as collateral finance facility. The Company's consolidated statements of income include the investment return of Timberlake Financial as investment income and the cost of the facility is reflected in collateral finance facility expense.

In 2010, Manor Re obtained $300.0 million of collateral financing through 2020 from an international bank which enabled Manor Re to deposit assets in trust to support statutory reserve credit for an affiliated reinsurance transaction. The bank has recourse to RGA should Manor Re fail to make payments or otherwise not perform its obligations under this financing. Interest on the collateral financing accrues at an annual rate of 3-month LIBOR plus a base rate margin, payable quarterly and totaled $5.3 million in 2011.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 15 SEGMENT INFORMATION

The Company has five geographic-based operational segments, each of which is a distinct reportable segment: U.S., Canada, Europe & South Africa, Asia Pacific and Corporate and Other. The U.S. operations provide traditional life, long-term care, group life and health reinsurance, annuity and financial reinsurance products. The Canada operations provide insurers with reinsurance of traditional life products as well as creditor reinsurance, group life and health reinsurance, non-guaranteed critical illness products and longevity reinsurance. Europe & South Africa operations include traditional life reinsurance and critical illness business from Europe & South Africa, in addition to other markets the Company is developing. Asia Pacific operations provide primarily traditional and group life reinsurance, critical illness and, to a lesser extent, financial reinsurance. Corporate and Other includes results from, among others, RGA Technology Partners, Inc., a wholly-owned subsidiary that develops and markets technology solutions for the insurance industry and the investment income and expense associated with the Company's collateral finance facility. The Company measures segment performance based on income before income taxes.

The accounting policies of the segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.” The Company measures segment performance primarily based on profit or loss from operations before income taxes. There are no intersegment reinsurance transactions and the Company does not have any material long-lived assets.

The Company allocates capital to its segments based on an internally developed economic capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model considers the unique and specific nature of the risks inherent in RGA's businesses. As a result of the economic capital allocation process, a portion of investment income and investment related gains and losses are credited to the segments based on the level of allocated equity. In addition, the segments are charged for excess capital utilized above the allocated economic capital basis. This charge is included in policy acquisition costs and other insurance expenses.

The Company's reportable segments are strategic business units that are primarily segregated by geographic region. Information related to revenues, income before income taxes, interest expense, depreciation and amortization, and assets of the Company's operations are summarized below (dollars in thousands).

For the years ended December 31,	2011	2010	2009
Revenues:
U.S.	$4,915,055	$4,966,353	$4,260,177
Canada	1,056,031	980,170	781,071
Europe & South Africa	1,249,859	960,235	828,816
Asia Pacific	1,430,414	1,243,464	1,086,187
Corporate and Other	178,179	111,508	110,571
Total	$8,829,538	$8,261,730	$7,066,822

For the years ended December 31,	2011	2010	2009
Income before income taxes:
U.S.	$425,637	$526,127	$296,079
Canada	164,953	121,738	106,239
Europe & South Africa	83,102	72,125	38,612
Asia Pacific	42,234	73,882	72,214
Corporate and Other	47,645	12,309	27,415
Total	$763,571	$806,181	$540,559

For the years ended December 31,	2011	2010	2009
Interest expense:
Corporate and Other	$102,638	$90,996	$69,940
Total	$102,638	$90,996	$69,940

For the years ended December 31,	2011	2010	2009
Depreciation and amortization:
U.S.	$467,266	$753,130	$726,670
Canada	168,874	164,120	144,368
Europe & South Africa	58,714	60,121	53,481
Asia Pacific	191,957	141,001	110,227
Corporate and Other	9,002	8,405	7,446
Total	$895,813	$1,126,777	$1,042,192

The table above includes amortization of deferred acquisition costs, including the effect from investment related gains and losses.

For the years ended December 31,	2011	2010	2009
Assets:
U.S.	$17,965,559	$17,301,434	$15,418,841
Canada	3,347,771	3,341,062	2,936,072
Europe & South Africa	1,846,751	1,513,323	1,346,816
Asia Pacific	2,902,101	2,369,435	2,011,357
Corporate and Other	5,571,791	4,144,926	3,192,718
Total	$31,633,973	$28,670,180	$24,905,804

Companies in which RGA has significant influence over the operating and financing decisions but are not required to be consolidated, are reported on the equity basis of accounting. The equity in the net income of such subsidiaries is not material to the results of operations or financial position of individual segments or the Company taken as a whole. Capital expenditures of each reporting segment were immaterial in the periods noted.

In 2011, the U.S. operation's five largest clients generated approximately $1,401.5 million or 33.5% of U.S. operations gross premiums. In 2011, the Canada operation's five largest clients generated approximately $503.5 million or 53.6% of Canada operations gross premiums. In 2011, the Europe & South Africa operation's five largest clients generated approximately $634.2 million or 51.8% of Europe & South Africa operations gross premiums. In 2011, the Asia Pacific operation's five largest clients generated approximately $603.5 million or 45.0% of Asia Pacific operations gross premiums. In 2011, on a consolidated basis, the Company's five largest clients generated approximately $1,887.1 million or 24.5% of the Company's gross premiums. No individual client generated 10% or more of the Company's 2011 total gross premiums on a consolidated basis. In 2010, the U.S. operation's five largest clients generated approximately $1,423.6 million or 35.6% of U.S. operations gross premiums. In 2010, the Canada operation's five largest clients generated approximately $624.9 million or 58.0% of Canada operations gross premiums. In 2010, the Europe & South Africa operation's five largest clients generated approximately $450.9 million or 47.4% of Europe & South Africa operations gross premiums. In 2010, the Asia Pacific operation's five largest clients generated approximately $489.2 million or 41.8% of Asia Pacific operations gross premiums. In 2010, on a consolidated basis, the Company's five largest clients generated approximately $1,921.5 million or 26.7% of the Company's gross premiums. No individual client generated 10% or more of the Company's 2010 total gross premiums on a consolidated basis. For the purpose of this disclosure, companies that are within the same insurance holding company structure are combined.

Equity Based Compensation	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Equity Based Compensation

Note 16 EQUITY BASED COMPENSATION

The Company adopted the RGA Flexible Stock Plan (the “Plan”) in February 1993, as amended, and the Flexible Stock Plan for Directors (the “Directors Plan”) in January 1997, as amended, (collectively, the “Stock Plans”). The Stock Plans provide for the award of benefits (collectively “Benefits”) of various types, including stock options, stock appreciation rights (“SARs”), restricted stock, performance shares, cash awards, and other stock-based awards, to key employees, officers, directors and others performing significant services for the benefit of the Company or its subsidiaries. As of December 31, 2011, shares authorized for the granting of Benefits under the Plan and the Directors Plan totaled 11,760,077 and 212,500 respectively. The Company uses treasury shares or shares made available from authorized but unissued shares to support the future exercise of options or settlement of awards granted under its stock plans.

Equity-based compensation expense of $23.1 million, $18.1 million, and $10.7 million related to grants or awards under the Stock Plans was recognized in 2011, 2010 and 2009, respectively. Equity-based compensation expense is principally related to the issuance of stock options, performance contingent restricted units, stock appreciation rights and restricted stock.

In general, options granted under the Plan become exercisable over vesting periods ranging from one to five years while options granted under the Directors Plan become exercisable after one year. Options are generally granted with an exercise price equal to the stock's fair value at the date of grant and expire 10 years after the date of grant. Information with respect to grants under the Stock Plans follows.

	Stock Options
		Weighted-Average	Aggregate Intrinsic	Performance
	Options	Exercise Price	Value (in millions)	Contingent Units
Outstanding January 1, 2009	2,787,184	$40.84		383,119
Granted	743,145	$32.20		309,063
Exercised / Lapsed	(226,264)	$26.77		(123,782)
Forfeited	(103,426)	$36.71		(12,184)
Outstanding December 31, 2009	3,200,639	$39.96		556,216
Granted	535,867	$47.10		253,342
Exercised / Lapsed	(314,815)	$30.80		(93,597)
Forfeited	(39,375)	$43.20		(14,419)
Outstanding December 31, 2010	3,382,316	$41.91		701,542
Granted	503,259	$59.74		222,580
Exercised / Lapsed	(736,452)	$35.26		(146,638)
Forfeited	(42,243)	$45.50		(21,818)
Outstanding December 31, 2011	3,106,880	$46.30	$18.5	755,666
Options exercisable	1,897,366	$45.64	$12.5

The intrinsic value of options exercised was $12.5 million, $7.2 million, and $4.7 million for 2011, 2010 and 2009, respectively.

	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-		Weighted-
	Outstanding as	Remaining	Average Exercise	Exercisable as	Average Exercise
Range of Exercise Prices	of 12/31/2011	Contractual Life	Price	of 12/31/2011	Price
$25.00 - $34.99	896,316	5.5	$30.96	541,600	$30.14
$35.00 - $44.99	150,174	2.0	$39.61	150,174	$39.61
$45.00 - $54.99	921,343	6.0	$47.26	535,329	$47.38
$55.00 +	1,139,047	7.1	$58.47	670,263	$58.13
Totals	3,106,880	6.1	$46.30	1,897,366	$45.64

The Black-Scholes model was used to determine the fair value of stock options granted and recognized in the financial statements. The Company used daily historical volatility when calculating stock option values. The benchmark rate is based on observed interest rates for instruments with maturities similar to the expected term of the stock options. Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the stock options. The Company estimated expected life using the historical average years to exercise or cancellation. The per share weighted-average fair value of stock options granted during 2011, 2010 and 2009 was $22.73, $15.90 and $8.99 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions: 2011-expected dividend yield of 0.80%, benchmark interest rate of 2.81%, expected life of 6.7 years, and an expected rate of volatility of the stock of 35.0% over the expected life of the options; 2010- expected dividend yield of 1.02%, benchmark interest rate of 2.82%, expected life of 6.0 years, and an expected rate of volatility of the stock of 33.9% over the expected life of the options; and 2009- expected dividend yield of 1.12%, benchmark interest rate of 2.03%, expected life of 6.0 years, and an expected rate of volatility of the stock of 29.1% over the expected life of the options.

During 2011, 2010 and 2009 the Company also issued 222,580, 253,342 and 309,063 performance contingent units (“PCUs”) to key employees at a weighted average fair value per unit of $59.74, $47.10 and $32.20, respectively. As of December 31, 2011, 217,865, 242,790 and 295,011 PCUs were outstanding from the 2011, 2010 and 2009 grants, respectively. Each PCU represents the right to receive up to two shares of Company common stock, depending on the results of certain performance measures over a three-year period. The compensation expense related to the PCUs is recognized ratably over the requisite performance period. In February 2012, 2011 and 2010, the board approved a 1.31, 0.96 and 0.68 share payout for each PCU granted in 2009, 2008 and 2007, resulting in the issuance of 362,642, 141,405 and 63,409 shares of common stock from treasury, respectively.

As of December 31, 2011, the total compensation cost of non-vested awards not yet recognized in the financial statements was $22.2 million. It is estimated that these costs will vest over a weighted average period of 2.1 years.

The majority of the awards granted each year under the board approved incentive compensation package and Directors Plan are made in the first quarter of each year.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share Disclosure [Abstract]
Earnings Per Share

Note 17 EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share on net income (in thousands, except per share information):

	2011		2010		2009
Earnings:
Net income (numerator for basic and diluted calculations)	$546,045		$535,742		$372,996
Shares:
Weighted average outstanding shares (denominator for basic calculations)
		73,586		73,157		72,790
Equivalent shares from outstanding stock options and warrants	522		1,537		537
Diluted shares (denominator for diluted calculations)	74,108		74,694		73,327
Earnings per share:
Basic	$7.42		$7.32		$5.12
Diluted	$7.37		$7.17		$5.09

The calculation of equivalent shares from outstanding stock options does not include the effect of options having a strike price that exceeds the average stock price for the earnings period, as the result would be antidilutive. The calculation of common equivalent shares also excludes the impact of outstanding performance contingent shares, as the conditions necessary for their issuance have not been satisfied as of the end of the reporting period. Approximately 1.1 million, 0.7 million and 1.2 million outstanding stock options were not included in the calculation of common equivalent shares during 2011, 2010 and 2009, respectively. Approximately 0.8 million, 0.7 million and 0.6 million performance contingent shares were excluded from the calculation of common equivalent shares during 2011, 2010 and 2009, respectively.

Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income

Note 18 COMPREHENSIVE INCOME

The following table presents the components of the Company's other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):

For the year ended December 31, 2011:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$(28,779)	$121	$(28,658)
Foreign currency swap	4,858	(1,700)	3,158
Net foreign currency translation adjustments	(23,921)	(1,579)	(25,500)
Unrealized gains on investments:(1)
Unrealized net holding gains arising during the year	1,118,586	(302,134)	816,452
Less: Reclassification adjustment for net gains realized in net income	72,841	(25,494)	47,347
Net unrealized gains	1,045,745	(276,640)	769,105
Change in unrealized other-than-temporary impairments on fixed
maturity securities	(1,901)	665	(1,236)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	460	(185)	275
Net loss arising during the period	(25,441)	8,766	(16,675)
Unrealized pension and postretirement benefits, net	(24,981)	8,581	(16,400)
Other comprehensive income	$994,942	$(268,973)	$725,969

For the year ended December 31, 2010:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$72,989	$5,177	$78,166
Foreign currency swap	(41,302)	14,456	(26,846)
Net foreign currency translation adjustments	31,687	19,633	51,320
Unrealized gains on investments:
Unrealized net holding gains arising during the year	849,226	(279,620)	569,606
Less: Reclassification adjustment for net gains realized in net income	41,069	(14,374)	26,695
Net unrealized gains	808,157	(265,246)	542,911
Change in unrealized other-than-temporary impairments on fixed
maturity securities	6,279	(2,198)	4,081
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	(321)	108	(213)
Net gain arising during the period	2,798	(1,019)	1,779
Unrealized pension and postretirement benefits, net	2,477	(911)	1,566
Other comprehensive income	$848,600	$(248,722)	$599,878

For the year ended December 31, 2009:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$187,195	$(3,972)	$183,223
Foreign currency swap	(8,102)	2,836	(5,266)
Net foreign currency translation adjustments	179,093	(1,136)	177,957
Unrealized gains (losses) on investments:
Unrealized net holding gains arising during the year	949,091	(331,182)	617,909
Less: Reclassification adjustment for net losses realized in net income	(84,348)	29,522	(54,826)
Net unrealized gains	1,033,439	(360,704)	672,735
Change in unrealized other-than-temporary impairments on fixed
maturity securities	(16,045)	5,616	(10,429)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	(422)	141	(281)
Net loss arising during the period	(1,800)	613	(1,187)
Unrealized pension and postretirement benefits, net	(2,222)	754	(1,468)
Other comprehensive income	$1,194,265	$(355,470)	$838,795

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

A summary of the components of net unrealized appreciation (depreciation) of balances carried at fair value is as follows (dollars in thousands):

For the years ended December 31,	2011	2010	2009
Change in net unrealized appreciation (depreciation) on:
Fixed maturity securities available-for-sale	$1,058,505	$813,174	$1,004,303
Other investments(1)	(7,213)	16,933	58,930
Effect on unrealized appreciation on:
Deferred policy acquisition costs	(7,448)	(15,671)	(45,839)
Net unrealized appreciation	$1,043,844	$814,436	$1,017,394

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

The balance of and changes in each component of AOCI were as follows (dollars in thousands):

	Accumulated	Unrealized		Accumulated
	Currency	Appreciation	Pension and	Other
	Translation	(Depreciation)	Postretirement	Comprehensive
	Adjustments	of Investments	Benefits	Income (Loss)
For the year ended December 31, 2011
Balance, beginning of year	$255,295	$651,449	$(14,560)	$892,184
Change in foreign currency translation adjustments	(25,500)	--	--	(25,500)
Unrealized gain on investments(1)	--	769,105	--	769,105
Change in other-than-temporary impairment losses
on fixed maturity securities	--	(1,236)	--	(1,236)
Changes in pension and other postretirement
plan adjustments	--	--	(16,400)	(16,400)
Balance, end of year	$229,795	$1,419,318	$(30,960)	$1,618,153

For the year ended December 31, 2010
Balance, beginning of year	$203,975	$104,457	$(16,126)	$292,306
Change in foreign currency translation adjustments	51,320	--	--	51,320
Unrealized gain on investments	--	542,911	--	542,911
Change in other-than-temporary impairment losses
on fixed maturity securities	--	4,081	--	4,081
Changes in pension and other postretirement
plan adjustments	--	--	1,566	1,566
Balance, end of year	$255,295	$651,449	$(14,560)	$892,184

For the year ended December 31, 2009
Balance, beginning of year	$26,018	$(553,407)	$(14,658)	$(542,047)
Change in foreign currency translation adjustments	177,957	--	--	177,957
Unrealized gain on investments	--	672,735	--	672,735
Change in other-than-temporary impairment losses
on fixed maturity securities	--	(10,429)	--	(10,429)
Cumulative effect of accounting change	--	(4,442)	--	(4,442)
Changes in pension and other postretirement
plan adjustments	--	--	(1,468)	(1,468)
Balance, end of year	$203,975	$104,457	$(16,126)	$292,306

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information Text Block
Note 19 QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Years Ended December 31,
(in thousands, except per share data)

2011	First	Second	Third	Fourth
Total Revenues	$2,282,435	$2,203,977	$1,994,907	$2,348,219
Total benefits and expenses	2,055,680	2,016,808	1,838,511	2,154,968
Income before income taxes	226,755	187,169	156,396	193,251
Net Income	148,920	123,944	134,602	138,579

Earnings Per Share:
Basic earnings per share	$2.03	$1.68	$1.82	$1.89
Diluted earnings per share	2.02	1.66	1.81	1.88

Dividends declared per share	$0.12	$0.12	$0.18	$0.18

Market price of common stock
Quarter end	$62.78	$60.86	$45.95	$52.25
Common stock price, high	63.14	63.73	64.32	55.51
Common stock price, low	53.92	58.40	44.51	44.67

Total outstanding common shares - end of period	73,797	74,076	73,267	73,368

2010	First	Second	Third	Fourth
Total Revenues	$2,100,185	$1,931,877	$1,955,539	$2,274,129
Total benefits and expenses	1,920,536	1,745,519	1,771,581	2,017,913
Income before income taxes	179,649	186,358	183,958	256,216
Net Income	113,383	119,218	119,457	183,684

Earnings Per Share:
Basic earnings per share	$1.55	$1.63	$1.63	$2.51
Diluted earnings per share	1.52	1.60	1.61	2.45

Dividends declared per share	$0.12	$0.12	$0.12	$0.12

Market price of common stock
Quarter end	$52.52	$45.71	$48.29	$53.71
Common stock price, high	52.64	56.49	51.09	54.89
Common stock price, low	44.89	44.21	42.72	47.30

Total outstanding common shares - end of period	73,103	73,154	73,172	73,363

Reinsurance Group of America, Incorporated common stock is traded on the New York Stock Exchange (NYSE) under the symbol "RGA". There were 82,599 stockholders of record of RGA's common stock on January 31, 2012.

Schedule I Summary of Investments	12 Months Ended
Dec. 31, 2011
Summary Of Investments In Affiliates [Abstract]
Summary of investments other than investments in related parties
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN
INVESTMENTS IN RELATED PARTIES
December 31, 2011
(in millions)

Type of Investment	Cost	Fair Value	Amount at Which Shown in the Balance Sheets(1)
Fixed maturity securities:
Bonds:
United States government and government agencies and authorities	$341	$374	$374
State and political subdivisions	184	205	205
Foreign governments(2)	3,880	5,289	5,289
Public utilities	1,116	1,255	1,255
Mortgage-backed and asset-backed securities	2,845	2,872	2,872
All other corporate bonds	5,817	6,206	6,206
Total fixed maturity securities	14,183	16,201	16,201

Equity securities	35	36	36
Non-redeemable preferred stock	83	78	78
Mortgage loans on real estate	992	XXXX	992
Policy loans	1,260	XXXX	1,260
Funds withheld at interest	5,410	XXXX	5,410
Short-term investments	89	XXXX	89
Other invested assets	899	XXXX	899
Total investments	$22,951	XXXX	$24,965

(1)		Fixed maturity securities are classified as available-for-sale and carried at fair value.

(2)		Includes fixed maturities directly issued by foreign governments, supranational and foreign government-sponsored enterprises.

Schedule II Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Financial Information Of Registrant [Abstract]
Condensed financial information of parent company
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
December 31,
(dollars in thousands)

	2011	2010	2009
CONDENSED BALANCE SHEETS
Assets:
Fixed maturity securities available-for-sale, at fair value	$467,306	$482,188
Short-term and other investments	44,825	64,135
Cash and cash equivalents	71,506	31,698
Investment in subsidiaries	6,879,608	5,607,406
Loans to subsidiaries	775,000	350,000
Other assets	132,841	100,282
Total assets	$8,371,086	$6,635,709

Liabilities and stockholders' equity:
Short-term and long-term debt - unaffiliated(1)	$1,494,615	$1,296,337
Long-term debt - affiliated(2)	500,000	164,919
Other liabilities	557,773	409,047
Stockholders' equity	5,818,698	4,765,406
Total liabilities and stockholders' equity	$8,371,086	$6,635,709

CONDENSED STATEMENTS OF INCOME
Interest / dividend income(3)	$245,631	$128,448	$44,588
Investment related gains (losses), net	1,723	2,944	(3,417)
Operating expenses	(32,550)	(19,442)	(17,965)
Interest expense	(111,600)	(96,556)	(73,673)
Income (loss) before income tax and undistributed earnings of subsidiaries	103,204	15,394	(50,467)
Income tax expense (benefit)	8,935	6,707	(25,028)
Net income (loss) before undistributed earnings of subsidiaries	94,269	8,687	(25,439)
Equity in undistributed earnings of subsidiaries	451,776	527,055	398,435
Net income	$546,045	$535,742	$372,996

(1)	Short-term and long-term debt - unaffiliated consists of the following:
	2011	2010
$400 million 6.75% Junior Subordinated Debentures due 2065	$398,652	$398,650
$400 million 5.00% Senior Notes due 2021	397,920	--
$400 million 6.45% Senior Notes due 2019	399,466	399,398
$300 million 5.625% Senior Notes due 2017	298,577	298,304
$200 million 6.75% Senior Notes due 2011 (short-term)	--	199,985
Total	$1,494,615	$1,296,337

(2)	Long-term debt - affiliated in 2011 consists of $500,000 of subordinated debt issued to various operating subsidiaries and in 2010 consists of $164,919 of subordinated debt issued to RGA Capital Trust I.

(3)	Interest/Dividend income includes $190,000 and $80,000 of cash dividends received from consolidated subsidiaries in 2011 and 2010, respectively. No cash dividends from consolidated subsidiaries are included in 2009.

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (continued)
December 31,
(dollars in thousands)

	2011	2010	2009
CONDENSED STATEMENTS OF CASH FLOWS
Operating activities:
Net income	$546,045	$535,742	$372,996
Equity in earnings of subsidiaries	(453,806)	(528,228)	(399,235)
Loss on retirement of trust preferred securities	4,391	--	--
Foreign currency gain on repayment of debt	--	--	(4,826)
Other, net	143,716	12,205	31,975
Net cash provided by operating activities	$240,346	$19,719	$910

Investing activities:
Sales of fixed maturity securities available-for-sale	$171,791	$169,910	$217,141
Purchases of fixed maturity securities available-for-sale	(116,010)	(214,025)	(454,504)
Purchases of subsidiary debt securities	(475,000)	(100,000)	(226,550)
Maturities of subsidiary debt securities	50,000	226,550	--
Change in short-term and other invested assets	(2,055)	7,688	(7,526)
Capital contributions to subsidiaries	(105,575)	(73,950)	(91,000)
Net cash provided by (used in) investing activities	(476,849)	16,173	(562,439)

Financing activities:
Dividends to stockholders	(44,229)	(35,170)	(26,212)
Purchases of treasury stock	(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement	4,933	(2,255)	2,605
Exercise of stock options, net	6,449	2,277	6,301
Change in cash collateral for derivative positions	--	6,759	(14,189)
Principal payments on debt	(200,000)	--	(22,539)
Maturity of trust preferred securities	(159,473)	--	--
Proceeds from unaffiliated long-term debt issuance, net	394,388	--	396,344
Proceeds from affiliated long-term debt issuance	500,000	--	--
Proceeds from redemption and remarketing of trust preferred securities	154,588	--	2
Net cash (used in) provided by financing activities	276,311	(29,107)	340,705
Net change in cash and cash equivalents	39,808	6,785	(220,824)
Cash and cash equivalents at beginning of year	31,698	24,913	245,737
Cash and cash equivalents at end of year	$71,506	$31,698	$24,913

Schedule III Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information Disclosure [Abstract]
Supplementary Insurance Information for Insurance Companies
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION
(dollars in thousands)

	As of December 31,
	Deferred Policy Acquisition Costs		Future Policy Benefits and Interest-Sensitive Contract Liabilities		Other Policy Claims and Benefits Payable
	Assumed	Ceded	Assumed	Ceded	Assumed	Ceded
2011
U.S. operations	$2,563,919	$(35,292)	$13,236,919	$(221,872)	$1,094,172	$(71,323)
Canada operations	250,262	(524)	2,762,175	(215,176)	192,187	(20,364)
Europe & South Africa operations	347,112	(12,092)	718,167	(32,945)	573,019	(22,166)
Asia Pacific operations	444,318	(13,778)	1,567,628	(68,533)	970,756	(40,964)
Corporate and Other	--	--	13,465	--	11,239	(217)
Total	$3,605,611	$(61,686)	$18,298,354	$(538,526)	$2,841,373	$(155,034)

2010
U.S. operations	$2,331,081	$(34,550)	$12,457,977	$(206,375)	$1,075,515	$(104,039)
Canada operations	245,645	(776)	2,703,322	(217,174)	181,326	(42,924)
Europe & South Africa operations	377,620	(13,348)	604,696	(31,366)	482,033	(22,120)
Asia Pacific operations	422,536	(13,684)	1,270,075	(64,455)	842,893	(34,726)
Corporate and Other	191	--	13,200	--	16,174	(508)
Total	$3,377,073	$(62,358)	$17,049,270	$(519,370)	$2,597,941	$(204,317)

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION (continued)
(dollars in thousands)

	Year ended December 31,
	Premium Income	Net Investment Income	Policyholder Benefits and Interest Credited	Amortization of DAC	Other Operating Expenses
2011
U.S. operations	$3,992,678	$858,536	$(3,787,801)	$(345,426)	$(356,191)
Canada operations	835,298	188,304	(673,105)	(146,680)	(71,293)
Europe & South Africa operations	1,194,477	44,351	(1,001,921)	(35,833)	(129,003)
Asia Pacific operations	1,304,490	84,837	(1,077,982)	(162,926)	(147,272)
Corporate and Other	8,744	105,169	(768)	(258)	(129,508)
Total	$7,335,687	$1,281,197	$(6,541,577)	$(691,123)	$(833,267)

2010
U.S. operations	$3,797,081	$865,798	$(3,539,577)	$(631,945)	$(268,704)
Canada operations	797,206	169,136	(656,358)	(144,680)	(57,394)
Europe & South Africa operations	918,513	37,039	(734,392)	(35,154)	(118,564)
Asia Pacific operations	1,139,065	71,827	(926,383)	(115,496)	(127,703)
Corporate and Other	7,815	94,860	(427)	(830)	(97,942)
Total	$6,659,680	$1,238,660	$(5,857,137)	$(928,105)	$(670,307)

2009
U.S. operations	$3,320,723	$819,540	$(3,168,321)	$(599,329)	$(196,448)
Canada operations	614,831	141,586	(501,136)	(127,828)	(45,868)
Europe & South Africa operations	781,952	34,176	(656,485)	(30,815)	(102,904)
Asia Pacific operations	998,927	62,434	(817,052)	(89,750)	(107,171)
Corporate and Other	8,728	64,726	(170)	(858)	(82,128)
Total	$5,725,161	$1,122,462	$(5,143,164)	$(848,580)	$(534,519)

Schedule IV Reinsurance	12 Months Ended
Dec. 31, 2011
Schedule of Reinsurance [Abstract]
Supplemental Schedule Of Reinsurance Premiums For Insurance Companies Text Block
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE IV—REINSURANCE
(in millions)

	As of or for the Year ended December 31,
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amounts	Percentage of Amount Assumed to Net
2011
Life insurance in force	$76	$39,987	$2,664,353	$2,624,442	101.52%
Premiums
U.S. operations	$2.6	$197.0	$4,187.1	$3,992.7	104.87%
Canada operations	--	104.7	940.1	835.3	112.55
Europe & South Africa operations	--	30.0	1,224.4	1,194.5	102.50
Asia Pacific operations	--	36.8	1,341.3	1,304.5	102.82
Corporate and Other	--	--	8.7	8.7	100.00
Total	$2.6	$368.5	$7,701.6	$7,335.7	104.99%

2010
Life insurance in force	$74	$42,582	$2,540,317	$2,497,809	101.70%
Premiums
U.S. operations	$2.7	$196.6	$3,991.0	$3,797.1	105.11%
Canada operations	--	280.6	1,077.8	797.2	135.20
Europe & South Africa operations	--	32.4	950.9	918.5	103.53
Asia Pacific operations	--	31.6	1,170.7	1,139.1	102.77
Corporate and Other	--	--	7.8	7.8	100.00
Total	$2.7	$541.2	$7,198.2	$6,659.7	108.09%

2009
Life insurance in force	$72	$46,897	$2,325,041	$2,278,216	102.06%
Premiums
U.S. operations	$2.3	$193.2	$3,511.6	$3,320.7	105.75%
Canada operations	--	268.0	882.9	614.9	143.58
Europe & South Africa operations	--	28.9	810.9	782.0	103.70
Asia Pacific operations	--	28.9	1,027.8	998.9	102.89
Corporate and Other	--	--	8.7	8.7	100.00
Total	$2.3	$519.0	$6,241.9	$5,725.2	109.03%

Schedule V Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure Text Block
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS
(in millions)

Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
2011
Allowance on income taxes	$3.9	$--	$5.4	$0.7	$8.6
Valuation allowance for mortgage loans	6.2	9.5	--	3.9	11.8

2010
Allowance on income taxes	$3.5	$--	$3.2	$2.8	$3.9
Valuation allowance for mortgage loans	5.8	7.4	--	7.0	6.2

2009
Allowance on income taxes	$7.9	$--	$--	$4.4	$3.5
Valuation allowance for mortgage loans	0.5	8.4	--	3.1	5.8

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Consolidation and Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, premiums receivable, future policy benefits, incurred but not reported claims, income taxes, and valuation of investments and investment impairments. Actual results could differ materially from the estimates and assumptions used by management.

The accompanying consolidated financial statements include the accounts of RGA and its subsidiaries, which are primarily wholly owned, and any variable interest entities where the Company is the primary beneficiary. Entities in which the Company has significant influence over the operating and financing decisions but are not required to be consolidated are reported under the equity method of accounting. The Company evaluates variable interest entities in accordance with the general accounting principles for Consolidation. Intercompany balances and transactions have been eliminated.

There were no subsequent events that would require disclosure or adjustments to the accompanying consolidated financial statements through the date the financial statements were issued other than the cancellation of issued, but undrawn, letters of credit as disclosed in Note 12 – “Commitments and Contingent Liabilities”.

Investment, Policy [Policy Text Block]

Investments

Fixed Maturity Securities

Fixed maturity securities available-for-sale are reported at fair value and are so classified based upon the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs.

Unrealized gains and losses on fixed maturity securities classified as available-for-sale, less applicable deferred income taxes as well as related adjustments to deferred acquisition costs, if applicable, are reflected as a direct charge or credit to accumulated other comprehensive income (“AOCI”) in stockholders' equity on the consolidated balance sheets.

Investment income is recognized as it accrues or is legally due. Realized gains and losses on sales of investments are included in investment related gains (losses), net, as are credit impairments that are other-than-temporary in nature. The cost of investments sold is primarily determined based upon the specific identification method.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances, net of any unamortized premium or discount and valuation allowances. Interest income is accrued on the principal amount of the mortgage loan based on its contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. The Company accrues interest on loans until it is probable the Company will not receive interest or the loan is 90 days past due. Interest income, amortization of premiums and discounts and prepayment fees are reported in investment income, net of related expenses in the consolidated statements of income.

A mortgage loan is considered to be impaired when, based on the current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the mortgage agreement. Valuation allowances on mortgage loans are established based upon losses expected by management to be realized in connection with future dispositions or settlement of mortgage loans, including foreclosures. The Company establishes valuation allowances for estimated impairments on an individual loan basis as of the balance sheet date. Such valuation allowances are based on the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. Non-specific valuation allowances are established for mortgage loans based on an internal credit quality rating where a property-specific or market-specific risk has not been identified, but for which an incurred loss is probable. These evaluations are based upon several loan portfolio specific factors, including the Company's experience for loan losses, defaults and loss severity, loss expectations for loans with similar risk characteristics and industry statistics. These evaluations are revised as conditions change and new information becomes available. In addition to historical experience, management considers factors that include the impact of changing macro economic conditions, which may not be currently reflected in the loan portfolio performance, and recent loss and recovery trend experience as compared to historical loss and recovery experience. Any interest accrued or received on the net carrying amount of the impaired loan will be included in investment income or applied to the principal of the loan, depending on the assessment of the collectability of the loan. Mortgage loans deemed to be uncollectible or that have been foreclosed are charged off against the valuation allowances and subsequent recoveries, if any, are credited to the valuation allowances. Changes in valuation allowances are reported in investment related gains (losses), net on the consolidated statements of income.

The Company evaluates whether a mortgage loan modification represents a troubled debt restructuring. In a troubled debt restructuring, the Company grants concessions related to the borrower's financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous monitoring process, the Company may have recorded a specific valuation allowance prior to when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

The Company's internal risk rating model is used to estimate the probability of mortgage loan default and the likelihood of loss upon default. The rating scale ranges from “high investment grade” to “in or near default” with high investment grade being the highest quality and least likely to default and lose principal. Likewise, a rating of in or near default indicates the lowest quality and the most likely to default or lose principal. All loans are assigned a rating at origination and ratings are updated at least annually. Lower rated loans appear on the Company's watch list and are re-evaluated more frequently. The debt service coverage ratio and the loan to value ratio are the most heavily weighted factors in determining the loan rating. Other factors involved in determining the final rating are loan amortization, tenant rollover, location and market stability, and borrowers' financial condition and experience.

Policy Loans Receivable, Policy [Policy Text Block]

Policy Loans

Policy loans are reported at the unpaid principal balance. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. These policy loans present no credit risk because the amount of the loan cannot exceed the obligation due the ceding company upon the death of the insured or surrender of the underlying policy.

Funds Withheld at Interest

Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and agreements written on a coinsurance funds withheld basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Interest accrues to these assets at rates defined by the treaty terms.

Short-term Investments

Short-term investments represent investments with remaining maturities greater than three months but less than twelve months, at the date of purchase, and are stated at amortized cost, which approximates fair value.

Other Invested Assets

In addition to derivative contracts discussed below, other invested assets include equity securities and collateral, carried at fair value, and limited partnership interests and structured loans, primarily carried at cost. Changes in fair value of equity securities and preferred stocks are recorded through AOCI.

Other-than-Temporary Impairment

The Company identifies fixed maturity and equity securities that could potentially have credit impairments that are other-than-temporary by monitoring market events that could impact issuers' credit ratings, business climates, management changes, litigation, government actions and other similar factors. The Company also monitors late payments, pricing levels, rating agency actions, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

The Company reviews all securities on a case-by-case basis to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. The Company considers relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other-than-temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in fair value; (3) the issuers financial position and access to capital; and (4) for fixed maturity securities, the Company's intent to sell a security or whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, the Company's ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are reported in investment related gains (losses), net on the consolidated statements of income. Impairment losses on fixed maturity securities recognized in the financial statements are dependent on the facts and circumstances related to the specific security. If the Company intends to sell a security or it is more likely than not that it would be required to sell a security before the recovery of its amortized cost, less any recorded credit loss, it recognizes an other-than-temporary impairment in investment related gains (losses), net on the consolidated statements of income for the difference between amortized cost and fair value. If the Company does not expect to recover the amortized cost basis, it does not plan to sell the security and if it is not more likely than not that it would be required to sell a security before the recovery of its amortized cost, less any recorded credit loss, the recognition of the other-than-temporary impairment is bifurcated. The Company recognizes the credit loss portion in investment related gains (losses), net and the non-credit loss portion in AOCI.

The Company estimates the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The techniques and assumptions for establishing the best estimate cash flows vary depending on the type of security. The asset-backed securities' cash flow estimates are based on security-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate fixed maturity security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using security specific facts and circumstances including timing, security interests and loss severity.

In periods after an other-than-temporary impairment loss is recognized on a fixed maturity security, the Company will report the impaired security as if it had been purchased on the date it was impaired and will continue to estimate the present value of the estimated cash flows of the security. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

The cost of other invested assets is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within investment related gains (losses), net and the cost basis of the investment securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value. However, the Company adjusts the cost basis for accretion or amortization.

Derivatives, Policy [Policy Text Block]

Derivative Instruments

Overview

The Company utilizes a variety of derivative instruments including swaps, options, forwards and futures, primarily to manage or hedge interest rate risk, credit risk, inflation risk, foreign currency risk, market volatility and various other market risks associated with its business. The Company does not invest in derivatives for speculative purposes. It is the Company's policy to enter into derivative contracts primarily with highly rated parties. See Note 5 – “Derivative Instruments” for additional detail on the Company's derivative positions.

Accounting and Financial Statement Presentation of Derivatives

Derivatives are carried on the Company's consolidated balance sheets in other invested assets or other liabilities, at fair value. Certain derivatives are subject to master netting provisions and reported as a net asset or liability. On the date a derivative contract is executed, the Company designates the derivative as (1) a fair value hedge, (2) a cash flow hedge, (3) a foreign currency hedge, (4) a net investment hedge in a foreign operation or (5) free-standing derivatives held for other risk management purposes, which primarily involve managing asset or liability risks associated with the Company's reinsurance treaties which do not qualify for hedge accounting.

Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within investment related gains (losses), net. The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within AOCI and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffective are reported within investment related gains (losses), net. The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within AOCI consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within investment related gains (losses), net.

Changes in the fair value of free-standing derivative instruments, which do not receive accounting hedge treatment, are reflected in investment related gains (losses), net.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective, the derivative continues to be carried in the consolidated balance sheets at fair value, with changes in fair value recognized in investment related gains (losses), net. The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction occurrence is still probable, the changes in estimated fair value of derivatives recorded in other comprehensive income (“OCI”) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in investment related gains (losses), net. Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in investment related gains (losses), net.

In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as investment related gains (losses), net.

Hedge Documentation and Hedge Effectiveness

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a fair value hedge; (ii) a cash flow hedge; (iii) a foreign currency hedge; or (iv) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

Embedded Derivatives

The Company reinsures certain annuity products that contain terms that are deemed to be embedded derivatives, primarily equity-indexed annuities and variable annuities with guaranteed minimum benefits. The Company assesses reinsurance contract terms to identify embedded derivatives which are required to be bifurcated under the general accounting principles for Derivatives and Hedging. If the contract is not reported for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for separately.

Such embedded derivatives are carried on the consolidated balance sheets at fair value in the same line item as the host contract. Changes in the fair value of embedded derivatives associated with equity-indexed annuities are reflected in interest credited on the consolidated statements of income and changes in the fair value of embedded derivatives associated with variable annuity guaranteed minimum benefits are reflected in investment related gains (losses), net on the consolidated statements of income. The Company has implemented an economic hedging strategy to mitigate the volatility associated with its reinsurance of variable annuity guaranteed minimum benefits. The hedging strategy is designed such that changes in the fair value of the hedge contracts, primarily futures, swap contracts and options, move in the opposite direction of changes in the fair value of the embedded derivatives. While the Company actively manages its hedging program, the hedges that are in place may not be totally effective in offsetting the embedded derivative changes due to the many variables that must be managed. The Company has elected not to assess this hedging strategy for hedge accounting treatment.

Additionally, reinsurance treaties written on a modified coinsurance or funds withheld basis are subject to the general accounting principles for Derivatives and Hedging related to embedded derivatives. The Company's funds withheld at interest balances are primarily associated with its reinsurance treaties structured on a modified coinsurance or funds withheld basis, the majority of which were subject to the general accounting principles for Derivatives and Hedging related to embedded derivatives. Management believes the embedded derivative feature in each of these reinsurance treaties is similar to a total return swap on the assets held by the ceding companies. The valuation of the embedded derivatives related to these reinsurance treaties is sensitive to the credit spread environment. The calculation of the change in fair value of these embedded derivatives includes the effect associated with the Company's own credit risk. A decline in the Company's credit ratings would result in a decrease in the embedded derivative liability. The fair value of the embedded derivatives is included in the funds withheld at interest line item on the consolidated balance sheets. The change in the fair value of the embedded derivatives is recorded in investment related gains (losses), net on the consolidated statements of income.

The Company has entered into various financial reinsurance treaties on a funds withheld and modified coinsurance basis. These treaties do not transfer significant insurance risk and are recorded on a deposit method of accounting with the Company earning a net fee. As a result of the experience refund provisions contained in these treaties, the value of the embedded derivatives in these contracts is currently considered immaterial. The Company monitors the performance of these treaties on a quarterly basis. Significant adverse performance or losses on these treaties may result in a loss associated with the embedded derivative.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value Measurements

General accounting principles for Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value, establish a fair value hierarchy based on the inputs used to measure fair value and enhance disclosure requirements for fair value measurements. In compliance with these principles, the Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), the second highest priority to quoted prices in markets that are not active or inputs that are observable either directly or indirectly (Level 2) and the lowest priority to unobservable inputs (Level 3).

If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

See Note 6 - “Fair Value of Financial Instruments” for further details on the Company's assets and liabilities recorded at fair value.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents include cash on deposit and highly liquid debt instruments purchased with an original maturity of three months or less.
Premiums Receivable, Basis of Accounting, Policy [Policy Text Block]

Premiums Receivable

Premiums are accrued when due and in accordance with information received from the ceding company. When a ceding company fails to report information on a timely basis, the Company records accruals based on the terms of the reinsurance treaty as well as historical experience. Other management estimates include adjustments for lapsed premiums given historical experience, the financial health of specific ceding companies, collateral value and the legal right of offset on related amounts (i.e. allowances and claims) owed to the ceding company. Under the legal right of offset provisions in its reinsurance treaties, the Company can withhold payments for allowances and claims from unpaid premiums. Based on its review of these factors and historical experience, the Company did not believe a provision for doubtful accounts was necessary as of December 31, 2011 or 2010.

Capitalization of Deferred Policy Acquisition Costs, Policy [Policy Text Block]

Deferred Policy Acquisition Costs

Costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Such costs include commissions and allowances as well as certain costs of policy issuance and underwriting. Non-commission costs related to the acquisition of new and renewal insurance contracts may be deferred only if they meet the following criteria:

  Incremental direct costs of a successful contract acquisition.
  Portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities for a contract that has been acquired.
  Other costs directly related to the specified acquisition activities that would not have been incurred had that acquisition contract transaction not occurred.
  Advertising costs that meet the capitalization criteria in other GAAP guidance (i.e., certain direct-response marketing).

The Company performs annual tests to establish that Deferred Policy Acquisition Costs (“DAC”) remain recoverable at all times, including at issue, and if financial performance significantly deteriorates to the point where a premium deficiency exists, a cumulative charge to current operations will be recorded. As a result of recoverability testing for new business issues, a charge of approximately $7.7 million to current operations was recorded in the Asset-Intensive sub-segment in 2009 with projected revenue deemed insufficient to cover future benefits and expenses. No such adjustments related to DAC recoverability were made in 2010 or 2011.

Deferred costs related to traditional life insurance contracts are amortized with interest over the premium-paying period of the related policies in proportion to the ratio of individual period premium revenues to total anticipated premium revenues over the life of the policy. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Deferred costs related to interest-sensitive life and investment-type policies are amortized over the lives of the policies, in relation to the present value of estimated gross profits expected to be realized from mortality, investment income less interest credited, and expense margins.

Deposit Contracts, Policy [Policy Text Block]

Other Reinsurance Balances

The Company assumes and retrocedes financial reinsurance contracts that represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other reinsurance assets/liabilities. The amount of revenue reported in other revenues on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement. Assets and liabilities are reported on a net or gross basis, depending on the specific details within each treaty. Reinsurance agreements reported on a net basis, where a legal right of offset exists, are generally included in other reinsurance balances on the consolidated balance sheets. Balances resulting from the assumption and/or subsequent transfer of benefits and obligations resulting from cash flows related to variable annuities have also been classified as other reinsurance balance assets and/or liabilities.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill and Value of Business Acquired

Goodwill, reported in other assets, is not amortized into results of operations, but instead is reviewed at least annually for impairment and written down only in the periods in which the recorded value of goodwill exceeds its fair value. Goodwill as of December 31, 2011 and 2010 totaled $7.0 million, net. The value of business acquired (“VOBA”) is amortized in proportion to the ratio of annual premium revenues to total anticipated premium revenues or in relation to the present value of estimated profits. Anticipated premium revenues have been estimated using assumptions consistent with those used in estimating reserves for future policy benefits. The carrying value is reviewed at least annually for indicators of impairment in value. The VOBA was approximately $0.8 million and $1.0 million, including accumulated amortization of $24.6 million and $24.4 million, as of December 31, 2011 and 2010, respectively. The VOBA amortization expense for the years ended December 31, 2011, 2010 and 2009 was $0.2 million, $12.3 million, and $0.4 million, respectively. The higher VOBA amortization in 2010 is related to acquisition of Reliastar Life Insurance Company's U.S. and Canadian group life, accident and health reinsurance business, which was entirely amortized in 2010. These amortized balances are included in other assets on the consolidated balance sheets. Future amortization of the VOBA is not material.

Intangible Assets Arising from Insurance Contracts Acquired in Business Combination, Policy [Policy Text Block]

Value of Distribution Agreements and Customer Relationships Acquired

Value of distribution agreements (“VODA”) is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired (“VOCRA”) is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The Company's VODA and VOCRA are related to the acquisition of Reliastar Life Insurance Company's U.S. and Canadian group life, accident and health reinsurance business in 2010. The VODA is amortized over a useful life of 15 years and the VOCRA is also amortized over a 15 year period in proportion to expected revenues generated. Such amortization is included in policy acquisition costs and other insurance expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances. VODA and VOCRA totaled approximately $106.3 million and $117.3 million, including accumulated amortization of $14.3 million and $3.4 million, as of December 31, 2011 and 2010, respectively. The VODA and VOCRA amortization expense for the years ended December 31, 2011 and 2010 was $10.9 million and $3.4 million, respectively. Amortization of the VODA and VOCRA is estimated to be $10.5 million, $10.1 million, $9.5 million, $9.4 million and $9.0 million during 2012, 2013, 2014, 2015 and 2016, respectively.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]

Other Assets

In addition to the goodwill, VOBA, VODA and VOCRA, other assets primarily includes unamortized debt issuance costs, corporate-owned life insurance, capitalized software, and other capitalized assets. Capitalized software is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. As of December 31, 2011 and 2010, the Company had unamortized computer software costs of approximately $33.0 million and $14.6 million, respectively. The increase in unamortized software costs in 2011 was primarily related to the development or acquisition of software for internal use in connection with the Company's information technology initiatives. During 2011, 2010 and 2009, the Company amortized computer software costs of $4.3 million, $4.0 million, and $3.5 million, respectively. Amortization of software costs is recorded on a straight-line basis over periods ranging from three to ten years. Carrying values are reviewed periodically for indicators of impairment in value.

Liability for Future Policy Benefits and Unpaid Claims Disclosure [Text Block]

Future Policy Benefits

Liabilities for future benefits on life policies are established in an amount adequate to meet the estimated future obligations on policies in force. Liabilities for future policy benefits under long-term life insurance policies have been computed based upon expected investment yields, mortality and withdrawal (lapse) rates, and other assumptions. These assumptions include a margin for adverse deviation and vary with the characteristics of the plan of insurance, year of issue, age of insured, and other appropriate factors. Interest rates range from 3.0% to 6.0%. The mortality and withdrawal assumptions are based on the Company's experience as well as industry experience and standards. In establishing reserves for future policy benefits, the Company assigns policy liability assumptions to particular timeframes (eras) in such a manner as to be consistent with the underlying assumptions and economic conditions at the time the risks are assumed. The Company maintains a consistent approach to setting the provision for adverse deviation between eras.

The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. The Company establishes premium deficiency reserves if actual and anticipated experience indicates that existing policy liabilities together with the present value of future gross premiums will not be sufficient to cover the present value of future benefits, settlement and maintenance costs and to recover unamortized acquisition costs. The premium deficiency reserve is established by a charge to income, as well as a reduction in unamortized acquisition costs and, to the extent there are no unamortized acquisition costs, an increase in future policy benefits.

The reserving process includes normal periodic reviews of assumptions used and adjustments of reserves to incorporate the refinement of the assumptions. Any such adjustments relate only to policies assumed in recent periods and the adjustments are reflected by a cumulative charge or credit to current operations.

The Company reinsures disability income products in various markets. Liabilities for future benefits on disability policies' active lives are established in an amount adequate to meet the estimated future obligations on policies in force. These reserves are the amounts which, with the additional premiums to be received and interest thereon compounded annually at certain assumed rates, are calculated to be sufficient to meet the various policy and contract obligations as they mature.

The Company establishes future policy benefits for guaranteed minimum death benefits (“GMDB”) relating to the reinsurance of certain variable annuity contracts by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess proportionally over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to claims and other policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The Company's GMDB liabilities at December 31, 2011 were not material.

Long-Duration Contracts, Policy [Policy Text Block]

Interest-Sensitive Contract Liabilities

Liabilities for future benefits on interest-sensitive life and investment-type contract liabilities are carried at the accumulated contract holder values without reduction for potential surrender or withdrawal charges. The Company reinsures asset-intensive products, including annuities and corporate-owned life insurance. The investment portfolios for these products are segregated for management purposes within the general account of RGA Reinsurance. The liabilities under asset-intensive reinsurance contracts reinsured on a coinsurance basis are included in interest-sensitive contract liabilities on the consolidated balance sheets. Asset-intensive contracts principally include traditional individual fixed annuities in the accumulation phase, single premium immediate annuities, equity-indexed annuities and individual variable annuity contracts. Interest-sensitive contract liabilities are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations. Liabilities for immediate annuities are calculated as the present value of the expected cash flows, with the locked-in discount rate determined such that there is no gain or loss at inception. Additionally, certain annuity contracts the Company reinsures contain terms, such as guaranteed minimum benefits and equity participation options, which are deemed to be embedded derivatives and are accounted for based on the general accounting principles for Derivatives and Hedging.

The Company establishes liabilities for guaranteed minimum living benefits relating to certain variable annuity products as follows:

Guaranteed minimum income benefits (“GMIB”) provide the contract holder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum level of income (annuity) payments. Under the reinsurance treaty, the Company makes a payment to the ceding company equal to the GMIB net amount-at-risk at the time of annuitization and thus these contracts meet the net settlement criteria of the general accounting principles for Derivatives and Hedging and the Company assumes no mortality risk. Accordingly, the GMIB is considered an embedded derivative, which is measured at fair value separately from the host variable annuity product.

Guaranteed minimum withdrawal benefits (“GMWB”) guarantee the contract holder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contract holder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

Guaranteed minimum accumulation benefits (“GMAB”) provide the contract holder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

For GMIB, GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreased by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

The fair values of the GMIB, GMWB and GMAB liabilities are reflected in interest-sensitive contract liabilities on the consolidated balance sheets and are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges over the lives of the contracts. These projected cash flows incorporate expectations concerning policyholder behavior, such as lapses, withdrawals and benefit selections, and capital market assumptions such as interest rates and equity market volatilities. In measuring the fair value of GMIBs, GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum income, withdrawal and accumulation benefits (at inception). The changes in fair value are reported in investment related gains (losses), net. Any additional fees represent “excess” fees and are reported in other revenues on the consolidated statements of income. These variable annuity guaranteed living benefits may be more costly than expected in volatile or declining markets, causing an increase in interest-sensitive contract liabilities, negatively affecting net income.

The Company reinsures equity-indexed annuity contracts. These contracts allow the contract holder to elect an interest rate return or an equity market component where interest credited is based on the performance of common stock market indices, such as the S&P 500 Index®, the Dow Jones Industrial Average, or the NASDAQ. The equity market option is considered an embedded derivative, similar to a call option, which is reflected at fair value on the consolidated balance sheets in interest-sensitive contract liabilities. The fair value of embedded derivatives is computed based on a projection of future equity option costs using a budget methodology, discounted back to the balance sheet date using current market indicators of volatility and interest rates. Changes in the fair value of the embedded derivatives are included as a component of interest credited on the consolidated statements of income.

The Company reviews its estimates of actuarial liabilities for interest-sensitive contract liabilities and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these guarantees and benefits and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Unpaid Policy Claims and Claims Adjustment Expense, Policy [Policy Text Block]

Other Policy Claims and Benefits

Claims payable for incurred but not reported losses are determined using case-basis estimates and lag studies of past experience. The time lag from the date of the claim or death to when the ceding company reports the claim to the Company can vary significantly by ceding company, business segment and product type, but generally averages around 2.8 months. Incurred but not reported claims are estimates on an undiscounted basis, using actuarial estimates of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amount recognized, which are reflected in net income in the period in which they are determined.

Other Liabilities [Policy Text Block]

Other Liabilities

Other liabilities primarily includes investments in transit, separate accounts, employee benefits, current federal income taxes payable, and payables related to repurchase agreements. At times the Company utilizes sales of investment securities with agreements to repurchase the same securities for purposes of short-term financing. The repurchase obligation is a component of other liabilities. There were no securities subject to these agreements outstanding at December 31, 2011 or 2010.

Income Tax, Policy [Policy Text Block]

Income Taxes

RGA and its eligible subsidiaries file a consolidated federal income tax return. The U.S. consolidated tax return includes the operations of RGA, RGA Americas, RGA Reinsurance, RGA Barbados, RGA Technology Partners, Inc., RCM, Timberlake Reinsurance Company II (“Timberlake Re”), Reinsurance Partners, Inc., RGA Worldwide Reinsurance Company, Ltd. (“RGA Worldwide"), Rockwood Reinsurance Company (“Rockwood Re”) and Parkway Reinsurance Company ("Parkway Re"). The Company's Australian, certain Barbadian, Bermudian, Canadian, South African, Indian, Irish, Singaporean, United Arab Emirates and United Kingdom subsidiaries are taxed under applicable local statutes.

The Company provides for federal, state and foreign income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities and are recognized in net income or in certain cases in OCI. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates in the relevant jurisdictions expected to apply to taxable income in the years the temporary differences are expected to reverse.

The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. The Company has significant deferred tax assets related to net operating and capital losses. Most of the Company's exposure related to its deferred tax assets are within legal entities that file a consolidated U.S. federal income tax return. The Company has projected its ability to utilize its net operating losses and has determined that predominately all of these losses are expected to be utilized prior to their expiration. The Company has also done extensive analysis of its capital losses and has determined that sufficient unrealized capital gains exist within its investment portfolios that should offset any capital loss realized. It is also the Company's intention to hold all unrealized loss securities until maturity or until their market value recovers. However, future unforeseen circumstances could create a situation in which the Company would prematurely sell securities in an unrealized loss position.

The Company will establish a valuation allowance when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

(i)       future taxable income exclusive of reversing temporary differences and carryforwards;

(ii)       future reversals of existing taxable temporary differences;

(iii)       taxable income in prior carryback years; and

(iv)       tax planning strategies.

Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur. The Company accounts for its total liability for uncertain tax positions considering the recognition and measurement thresholds established in general accounting principles for income taxes. The tax effects of a position are recognized in the income statement only if it is more likely than not to be sustained upon examination by the appropriate taxing authority. Unrecognized tax benefits due to tax uncertainties that do not meet the more likely than not criteria are included within other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest related to tax uncertainties as interest expense whereas penalties related to tax uncertainties are classified as a component of income tax.

Collateral Finance Facility [Policy Text Block]

Collateral Finance Facility

Collateral finance facility represents notes issued to fund collateral requirements for statutory reserves on specified term life insurance policies reinsured by RGA Reinsurance. The cost of the facility is reflected in collateral finance facility expense. See Note 14 - "Collateral Finance Facility" for additional information.

Trust Preferred Securities [Policy Text Block]

Company-Obligated Mandatorily Redeemable Preferred Securities of Subsidiary Trust Holding Solely Junior Subordinated Debentures of the Company

During December 2001, RGA Capital Trust I (the "Trust"), a wholly-owned subsidiary of RGA, sold Preferred Income Equity Redeemable Securities (“PIERS”) Units. Each unit consisted of a preferred security (“Preferred Securities”) issued by the Trust with a detachable warrant to purchase 1.2508 shares of RGA common stock. The Trust sold 4.5 million PIERS units. The fair value of the Preferred Securities on the date issued, $158.1 million, was recorded in liabilities on the consolidated balance sheets under the caption "Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures”. The coupon rate of the Preferred Securities was 5.75% on a face amount of $225.0 million. The Preferred Securities were remarketed and matured during 2011. See Note 13 – “Debt and Trust Preferred Securities” for more information.

Warrants [Policy Text Block]

Warrants

The fair value of the detachable warrants on the date the PIERS units were issued is recorded in stockholders' equity on the consolidated balance sheets under the caption "Warrants”. Approximately 4.4 million of the warrants were exercised in March 2011, at a price of $35.44 per warrant, resulting in the issuance of approximately 5.5 million shares of common stock. Remaining warrants were redeemed in cash at their redemption amount of $14.56 per warrant. See Note 13 – “Debt and Trust Preferred Securities” for more information.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Translation

The translation of the foreign currency into U.S. dollars is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted-average exchange rate during each year. Gains or losses, net of applicable deferred income taxes, resulting from such translation are included in accumulated currency translation adjustments, in AOCI on the consolidated balance sheets until the underlying subsidiary is sold or substantially liquidated. The Company's material functional currencies are the U.S. dollar, Canadian dollar, British pound, Australian dollar, Japanese yen, Korean won, Euro and South African rand.

Reinsurance Accounting Policy [Policy Text Block]

Retrocession Arrangements and Reinsurance Ceded Receivables

The Company generally reports retrocession activity on a gross basis. Amounts paid or deemed to have been paid for reinsurance are reflected in reinsurance ceded receivables. The cost of reinsurance related to long-duration contracts is recognized over the terms of the reinsured policies on a basis consistent with the reporting of those policies.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. In the individual life markets, the Company retains a maximum of $8.0 million of coverage per individual life. Claims in excess of this retention amount are retroceded to retrocessionaires; however, the Company remains fully liable to the ceding company for the entire amount of risk it assumes. In certain limited situations the Company has retained more than $8.0 million per individual policy. The Company enters into agreements with other reinsurers to mitigate the residual risk related to the over-retained policies. Additionally, due to some lower face amount reinsurance coverages provided by the Company in addition to individual life, such as group life, disability and health, under certain circumstances, the Company could potentially incur claims totaling more than $8.0 million per individual life.

Retrocessions are arranged through the Company's retrocession pools for amounts in excess of the Company's retention limit. As of December 31, 2011 and 2010, all rated retrocession pool participants followed by the A.M. Best Company were rated “A- (excellent)” or better. The Company verifies retrocession pool participants' ratings on a quarterly basis. For a majority of the retrocessionaires that were not rated, security in the form of letters of credit or trust assets has been given as additional security. In addition, the Company performs annual financial reviews of its retrocessionaires to evaluate financial stability and performance. In addition to its third party retrocessionaires, various RGA reinsurance subsidiaries retrocede amounts in excess of their retention to RGA Reinsurance, Parkway Re, RGA Barbados, RGA Americas, Rockwood Re, Manor Reinsurance, Ltd. (“Manor Re”), RGA Worldwide or RGA Atlantic.

As of December 31, 2011 and 2010, the Company had claims recoverable due from retrocessionaires of $151.9 million and $162.4 million, respectively, which is included in reinsurance ceded receivables, in the consolidated balance sheets. The Company considers outstanding claims recoverable in excess of 90 days to be past due. There were $11.4 million and $16.0 million of past due claims recoverable as of December 31, 2011 and 2010, respectively. Based on the Company's annual financial reviews noted in the paragraph above, the Company has not established a valuation allowance for claims recoverable from retrocessionaires. The Company has never experienced a material default in connection with retrocession arrangements, nor has it experienced any difficulty in collecting claims recoverable from retrocessionaires; however, no assurance can be given as to the future performance of such retrocessionaires or as to recoverability of any such claims.

Revenue Recognition, Premiums Earned, Policy [Policy Text Block]

Recognition of Revenues and Related Expenses

Life and health premiums are recognized as revenue when due from the insured, and are reported net of amounts retroceded. Benefits and expenses are reported net of amounts retroceded and are associated with earned premiums so that profits are recognized over the life of the related contract. This association is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs. Other revenue includes items such as treaty recapture fees, fees associated with financial reinsurance and policy changes on interest-sensitive and investment-type products that the Company reinsures. Any fees that are collected in advance of the period benefited are deferred and recognized over the period benefited.

For certain reinsurance transactions involving in force blocks of business, the ceding company pays a premium equal to the initial required reserve (future policy benefit). In such transactions, for income statement presentation, the Company nets the expense associated with the establishment of the reserve on the consolidated balance sheet against the premiums from the transaction.

Revenues for interest-sensitive and investment-type products consist of investment income, policy charges for the cost of insurance, policy administration, and surrenders that have been assessed against policy account balances during the period. Interest-sensitive contract liabilities for these products represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expenses include claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

The spread profits on the Company's fixed annuity and interest-sensitive whole life, universal life (“UL”) and fixed portion of variable universal life (“VUL”) insurance policies are at risk if interest rates decline and remain relatively low for a period of time, which has generally been the case in recent years. Should interest rates remain at current levels that are significantly lower than those existing prior to the declines of recent years, the average earned rate of return on the Company's annuity and UL investment portfolios will continue to decline. Declining portfolio yields may cause the spreads between investment portfolio yields and the interest rate credited to contract holders to deteriorate as the Company's ability to manage spreads can become limited by minimum guaranteed rates on annuity and UL policies. In 2011, minimum guaranteed rates on non-variable annuity and UL policies generally ranged from 0.5% to 6.0%, with an average guaranteed rate of approximately 2.7%. In 2010, minimum guaranteed rates on non-variable annuity and UL policies generally ranged from 1.0% to 6.0%, with an average guaranteed rate of approximately 2.8%.

Interest rate spreads are managed for near term income through a combination of crediting rate actions and portfolio management. Certain annuity products contain crediting rates that reset annually, of which $804.3 million and $860.4 million of account balances are not subject to surrender charges, with 95.0% and 76.1% of these already at their minimum guaranteed rates as of December 31, 2011 and 2010, respectively. As such, certain management monitoring processes are designed to minimize the effect of sudden and/or sustained changes in interest rates on fair value, cash flows, and net interest income. The Company manages its exposure to interest rates principally by matching floating rate liabilities with corresponding floating rate assets and by matching fixed rate liabilities with corresponding fixed rate assets. The Company uses equity options or other derivatives to minimize its exposure to movements in equity markets that have a direct correlation with certain of its reinsurance products.

For each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with GAAP. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting with the net amount payable/receivable reflected in other reinsurance assets or liabilities on the consolidated balance sheets. Fees earned on the contracts are reflected as other revenues, rather than premiums, on the consolidated statements of income.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

Basic earnings per share exclude any dilutive effects of any outstanding options, warrants or units. Diluted earnings per share include the dilutive effects assuming outstanding stock options, warrants or units were exercised.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

New Accounting Pronouncements

Changes to the general accounting principles are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates to the FASB Accounting Standards Codification™. Accounting standards updates not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company's consolidated financial statements.

Basis of Presentation, Business Combinations and Consolidation

In December 2011, the FASB amended the general accounting principles for Balance Sheet as it relates to the disclosures about offsetting assets and liabilities. The amendment requires disclosures about the Company's rights of offset and related arrangements associated with its financial instruments and derivative instruments. This amendment also requires the disclosure of both gross and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendment is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In February 2010, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. The amendment defers the effective date of the Consolidation amendment made in June 2009 for certain variable interest entities. This update also clarifies how a related party's interest should be considered when evaluating variable interests. The amendment is effective for fiscal years and interim periods beginning after January 31, 2010. The adoption of this amendment did not have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. This amendment also requires additional disclosures to provide transparent information regarding the involvement in a variable interest entity. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Investments

In April 2011, the FASB amended the general accounting principles for Receivables as it relates to a creditor's determination of whether a restructuring is a troubled debt restructuring. This amendment clarifies the guidance related to the creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties. It also clarifies that the creditor is precluded from using the effective interest rate test when evaluating whether a restructuring constitutes a troubled debt restructuring. The amendment is effective for interim and annual reporting periods beginning on or after June 15, 2011, and is to be applied retrospectively to restructurings occurring on or after the beginning of the annual period of adoption. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB amended the general accounting principles for Receivables as it relates to the disclosures about the credit quality of financing receivables and the allowance for credit losses. This amendment requires additional disclosures that provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. It also requires the disclosure of credit quality indicators, past due information, and modifications of financing receivables. The amendment is effective for interim and annual reporting periods ending on or after December 15, 2010, except for disclosures about activity that occurs during the reporting period. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 2 — “Summary of Significant Accounting Policies” and in Note 4 — “Investments”.

In April 2009, the FASB amended the general accounting principles for Investments as it relates to the recognition and presentation of other-than-temporary impairments. This amendment updates the other-than-temporary impairment guidance for fixed maturity securities to make it more operational and to improve the presentation and disclosure of other-than-temporary impairments (“OTTI”) on fixed maturity and equity securities in the financial statements. This amendment is effective for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment resulted in a net after-tax increase to retained earnings and a decrease to accumulated other comprehensive income of $4.4 million, as of April 1, 2009. The required disclosures are provided in Note 4 — “Investments”.

Transfers and Servicing

In April 2011, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the reconsideration of effective control for repurchase agreements. This amendment removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets and also removes the collateral maintenance implementation guidance related to that criterion. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the transfers of financial assets. This amendment also requires additional disclosures to address concerns regarding the transparency of transfers of financial assets. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In February 2008, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the accounting for transfers of financial assets and repurchase financing transactions. This amendment provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The amendment is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Derivatives and Hedging

In March 2010, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to embedded derivatives.  This amendment clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of a financial instrument to another.  The amendment is effective for financial statements issued for fiscal years and interim periods beginning after June 15, 2010.  The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In March 2008, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to the disclosures about derivative instruments and hedging activities. This amendment requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The amendment is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this amendment in the first quarter of 2009. The required disclosures are provided in Note 5 — “Derivative Instruments”.

Fair Value Measurements and Disclosures

In May 2011, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the measurement and disclosure requirements about fair value measurements. This amendment clarifies the FASB's intent about the application of existing fair value measurement requirements. It also changes particular principles and requirements for measuring fair value and for disclosing information about fair value measurements. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements other than the addition of the required disclosures.

In January 2010, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the disclosures about fair value measurements. This amendment requires new disclosures about the transfers in and out of Level 1 and 2 measurements and also enhances disclosures about the activity within the Level 3 measurements. It also clarifies the required level of disaggregation and the disclosures regarding valuation techniques and inputs to fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for the enhanced Level 3 disclosures. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

In April 2009, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to determining fair value when the volume and level of activity for asset or liability have significantly decreased and identifying transactions that are not orderly. This amendment provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. This amendment is effective prospectively for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements. The required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

Deferred Policy Acquisition Costs

In October 2010, the FASB amended the general accounting principles for Financial Services – Insurance as it relates to accounting for costs associated with acquiring or renewing insurance contracts. This amendment clarifies that only those costs that result directly from and are essential to the contract transaction and that would not have been incurred had the contract transaction not occurred can be capitalized. It also defines acquisitions costs as costs that are related directly to the successful acquisitions of new or renewal insurance contracts. The amendment is effective for fiscal years and interim periods beginning after December 15, 2011. The retrospective adoption of this amendment on January 1, 2012, resulted in a reduction in the Company's deferred acquisition cost asset and a corresponding reduction to equity. There will be a decrease in amortization subsequent to adoption due to the reduced deferred acquisition cost asset. There will also be a reduction in the level of future costs the Company defers; thereby increasing expenses incurred in future periods.

	As Previously Reported		Adjustments		As Adjusted
	December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010

Assets
Deferred policy acquisition costs	$4,013,984	$3,726,443	$(470,059)	$(411,728)	$3,543,925	$3,314,715

Liabilities and Stockholders' Equity
Future policy benefits	9,903,503	9,274,789	383	-	9,903,886	9,274,789
Deferred income taxes	1,831,869	1,396,747	(152,035)	(136,567)	1,679,834	1,260,180
Stockholders' Equity:
Retained earnings	3,131,934	2,587,403	(313,505)	(259,930)	2,818,429	2,327,473
Accumulated other comprehensive income	1,623,055	907,415	(4,902)	(15,231)	1,618,153	892,184

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Benefits and Expenses:
Claims and other policy benefits	$6,224,800	$5,547,155	$4,819,426	$383	$-	$-	$6,225,183	$5,547,155	$4,819,426
Policy acquisition costs and
other insurance expenses	919,595	1,079,953	958,326	70,426	57,636	51,786	990,021	1,137,589	1,010,112

Income before income taxes	834,380	863,817	592,345	(70,809)	(57,636)	(51,786)	763,571	806,181	540,559
Provision for income taxes	234,760	289,415	185,259	(17,234)	(18,976)	(17,696)	217,526	270,439	167,563
Net Income	599,620	574,402	407,086	(53,575)	(38,660)	(34,090)	546,045	535,742	372,996

Earnings per share:
Basic earnings per share	8.15	7.85	5.59	(0.73)	(0.53)	(0.47)	7.42	7.32	5.12
Diluted earnings per share	8.09	7.69	5.55	(0.72)	(0.52)	(0.46)	7.37	7.17	5.09

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Comprehensive Income:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996

Other Comprehensive Income:
Change in foreign currency
translation adjustements	(35,829)	59,648	191,084	10,329	(8,328)	(13,127)	(25,500)	51,320	177,957

Total Comprehensive Income	1,315,260	1,182,608	1,259,008	(43,246)	(46,988)	(47,217)	1,272,014	1,135,620	1,211,791

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Cash Flows From Operating
Activities:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996
Change in operating assets and
liabilities

Deferred policy acquisition
costs	(312,329)	4,192	3,357	70,426	57,636	51,786	(241,903)	61,828	55,143
Future policy benefits, other
policy claims and benefits, and
other reinsurance balances	970,302	1,580,458	907,732	383	-	-	970,685	1,580,458	907,732
Deferred income taxes	186,228	444,150	(81,195)	(17,234)	(18,976)	(17,696)	168,994	425,174	(98,891)

Reclassifications [Text Block]

Comprehensive Income

In June 2011, the FASB amended the general accounting principles for Comprehensive Income as it relates to the presentation of comprehensive income. This amendment requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a continuous statement of comprehensive income or in two separate but consecutive statements. The amendment does not change the items that must be reported in other comprehensive income. In December 2011, the FASB amended the general accounting principles for Comprehensive Income as it relates to the presentation of comprehensive income. This amendment defers the requirement to present the effects of reclassifications out of accumulated other comprehensive income on the Company's consolidated statements of income, which was required in the Comprehensive Income amendment made in June 2011. These amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of these amendments are not expected to have a material impact on the Company's consolidated financial statements other than the required disclosures.

Reclassification

The Company has reclassified the presentation of certain prior period information to conform to the 2011 presentation. Such reclassifications include available-for-sale securities by sector in the Company's investment and fair values disclosures to reflect the movement of supranational and certain foreign government related securities from “Corporate securities” to a revised category titled “Other foreign government, supranational and foreign government-sponsored enterprises”. In addition, cash equivalents have been added to the Company's measurement of fair value on a recurring basis tables and certain mortgage loan disclosures have been revised to present amounts gross of valuation allowances.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Net Amount of Risk by Product and Guarantee [Table Text Block]
	Current weighted-average interest crediting rate		Minimum guaranteed rate ranges
Interest sensitive contract liability	2011	2010	2011	2010
Traditional individual fixed annuities	2.47%	3.79%	0.50 – 4.50%	2.50 – 4.50%
Equity-indexed annuities	4.07%	3.69%	1.00 – 3.00%	1.00 – 3.00%
Individual variable annuity contracts	4.02%	5.12%	1.50 – 5.42%	1.50 – 5.71%
Guaranteed investment contracts	3.79%	3.79%	0.00 – 4.50%	0.00 – 4.50%
Universal life – type policies	4.69%	5.00%	3.00 – 6.00%	3.00 – 6.00%

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

New Accounting Pronouncements

Changes to the general accounting principles are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates to the FASB Accounting Standards Codification™. Accounting standards updates not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company's consolidated financial statements.

Basis of Presentation, Business Combinations and Consolidation

In December 2011, the FASB amended the general accounting principles for Balance Sheet as it relates to the disclosures about offsetting assets and liabilities. The amendment requires disclosures about the Company's rights of offset and related arrangements associated with its financial instruments and derivative instruments. This amendment also requires the disclosure of both gross and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendment is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In February 2010, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. The amendment defers the effective date of the Consolidation amendment made in June 2009 for certain variable interest entities. This update also clarifies how a related party's interest should be considered when evaluating variable interests. The amendment is effective for fiscal years and interim periods beginning after January 31, 2010. The adoption of this amendment did not have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Consolidation as it relates to the assessment of a variable interest entity for potential consolidation. This amendment also requires additional disclosures to provide transparent information regarding the involvement in a variable interest entity. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Investments

In April 2011, the FASB amended the general accounting principles for Receivables as it relates to a creditor's determination of whether a restructuring is a troubled debt restructuring. This amendment clarifies the guidance related to the creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties. It also clarifies that the creditor is precluded from using the effective interest rate test when evaluating whether a restructuring constitutes a troubled debt restructuring. The amendment is effective for interim and annual reporting periods beginning on or after June 15, 2011, and is to be applied retrospectively to restructurings occurring on or after the beginning of the annual period of adoption. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In July 2010, the FASB amended the general accounting principles for Receivables as it relates to the disclosures about the credit quality of financing receivables and the allowance for credit losses. This amendment requires additional disclosures that provide a greater level of disaggregated information about the credit quality of financing receivables and the allowance for credit losses. It also requires the disclosure of credit quality indicators, past due information, and modifications of financing receivables. The amendment is effective for interim and annual reporting periods ending on or after December 15, 2010, except for disclosures about activity that occurs during the reporting period. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 2 — “Summary of Significant Accounting Policies” and in Note 4 — “Investments”.

In April 2009, the FASB amended the general accounting principles for Investments as it relates to the recognition and presentation of other-than-temporary impairments. This amendment updates the other-than-temporary impairment guidance for fixed maturity securities to make it more operational and to improve the presentation and disclosure of other-than-temporary impairments (“OTTI”) on fixed maturity and equity securities in the financial statements. This amendment is effective for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment resulted in a net after-tax increase to retained earnings and a decrease to accumulated other comprehensive income of $4.4 million, as of April 1, 2009. The required disclosures are provided in Note 4 — “Investments”.

Transfers and Servicing

In April 2011, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the reconsideration of effective control for repurchase agreements. This amendment removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets and also removes the collateral maintenance implementation guidance related to that criterion. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements.

In June 2009, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the transfers of financial assets. This amendment also requires additional disclosures to address concerns regarding the transparency of transfers of financial assets. The amendment is effective for fiscal years and interim periods beginning after November 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In February 2008, the FASB amended the general accounting principles for Transfers and Servicing as it relates to the accounting for transfers of financial assets and repurchase financing transactions. This amendment provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The amendment is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

Derivatives and Hedging

In March 2010, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to embedded derivatives.  This amendment clarifies the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of a financial instrument to another.  The amendment is effective for financial statements issued for fiscal years and interim periods beginning after June 15, 2010.  The adoption of this amendment did not have a material impact on the Company's consolidated financial statements.

In March 2008, the FASB amended the general accounting principles for Derivatives and Hedging as it relates to the disclosures about derivative instruments and hedging activities. This amendment requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The amendment is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this amendment in the first quarter of 2009. The required disclosures are provided in Note 5 — “Derivative Instruments”.

Fair Value Measurements and Disclosures

In May 2011, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the measurement and disclosure requirements about fair value measurements. This amendment clarifies the FASB's intent about the application of existing fair value measurement requirements. It also changes particular principles and requirements for measuring fair value and for disclosing information about fair value measurements. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this amendment is not expected to have an impact on the Company's consolidated financial statements other than the addition of the required disclosures.

In January 2010, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to the disclosures about fair value measurements. This amendment requires new disclosures about the transfers in and out of Level 1 and 2 measurements and also enhances disclosures about the activity within the Level 3 measurements. It also clarifies the required level of disaggregation and the disclosures regarding valuation techniques and inputs to fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for the enhanced Level 3 disclosures. Those disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted this amendment and the required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

In April 2009, the FASB amended the general accounting principles for Fair Value Measurements and Disclosures as it relates to determining fair value when the volume and level of activity for asset or liability have significantly decreased and identifying transactions that are not orderly. This amendment provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. This amendment is effective prospectively for interim and annual reporting periods ending after June 15, 2009. The adoption of this amendment did not have a material impact on the Company's consolidated financial statements. The required disclosures are provided in Note 6 — “Fair Value of Financial Instruments”.

Deferred Policy Acquisition Costs

In October 2010, the FASB amended the general accounting principles for Financial Services – Insurance as it relates to accounting for costs associated with acquiring or renewing insurance contracts. This amendment clarifies that only those costs that result directly from and are essential to the contract transaction and that would not have been incurred had the contract transaction not occurred can be capitalized. It also defines acquisitions costs as costs that are related directly to the successful acquisitions of new or renewal insurance contracts. The amendment is effective for fiscal years and interim periods beginning after December 15, 2011. The retrospective adoption of this amendment on January 1, 2012, resulted in a reduction in the Company's deferred acquisition cost asset and a corresponding reduction to equity. There will be a decrease in amortization subsequent to adoption due to the reduced deferred acquisition cost asset. There will also be a reduction in the level of future costs the Company defers; thereby increasing expenses incurred in future periods.

	As Previously Reported		Adjustments		As Adjusted
	December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010

Assets
Deferred policy acquisition costs	$4,013,984	$3,726,443	$(470,059)	$(411,728)	$3,543,925	$3,314,715

Liabilities and Stockholders' Equity
Future policy benefits	9,903,503	9,274,789	383	-	9,903,886	9,274,789
Deferred income taxes	1,831,869	1,396,747	(152,035)	(136,567)	1,679,834	1,260,180
Stockholders' Equity:
Retained earnings	3,131,934	2,587,403	(313,505)	(259,930)	2,818,429	2,327,473
Accumulated other comprehensive income	1,623,055	907,415	(4,902)	(15,231)	1,618,153	892,184

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Benefits and Expenses:
Claims and other policy benefits	$6,224,800	$5,547,155	$4,819,426	$383	$-	$-	$6,225,183	$5,547,155	$4,819,426
Policy acquisition costs and
other insurance expenses	919,595	1,079,953	958,326	70,426	57,636	51,786	990,021	1,137,589	1,010,112

Income before income taxes	834,380	863,817	592,345	(70,809)	(57,636)	(51,786)	763,571	806,181	540,559
Provision for income taxes	234,760	289,415	185,259	(17,234)	(18,976)	(17,696)	217,526	270,439	167,563
Net Income	599,620	574,402	407,086	(53,575)	(38,660)	(34,090)	546,045	535,742	372,996

Earnings per share:
Basic earnings per share	8.15	7.85	5.59	(0.73)	(0.53)	(0.47)	7.42	7.32	5.12
Diluted earnings per share	8.09	7.69	5.55	(0.72)	(0.52)	(0.46)	7.37	7.17	5.09

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Comprehensive Income:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996

Other Comprehensive Income:
Change in foreign currency
translation adjustements	(35,829)	59,648	191,084	10,329	(8,328)	(13,127)	(25,500)	51,320	177,957

Total Comprehensive Income	1,315,260	1,182,608	1,259,008	(43,246)	(46,988)	(47,217)	1,272,014	1,135,620	1,211,791

	As Previously Reported			Adjustments			As Adjusted
	Years ended December 31,			Years ended December 31,			Years ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009

Cash Flows From Operating
Activities:
Net Income	$599,620	$574,402	$407,086	$(53,575)	$(38,660)	$(34,090)	$546,045	$535,742	$372,996
Change in operating assets and
liabilities

Deferred policy acquisition
costs	(312,329)	4,192	3,357	70,426	57,636	51,786	(241,903)	61,828	55,143
Future policy benefits, other
policy claims and benefits, and
other reinsurance balances	970,302	1,580,458	907,732	383	-	-	970,685	1,580,458	907,732
Deferred income taxes	186,228	444,150	(81,195)	(17,234)	(18,976)	(17,696)	168,994	425,174	(98,891)

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Summary Of Investments [Table Text Block]
	2011	2010
Fixed maturity securities, available-for-sale	$16,200,950	$14,304,597
Mortgage loans on real estate	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661
Total cash and invested assets	$25,927,482	$23,130,229

Investment Income [Table Text Block]
Investment Income, Net of Related Expenses

Major categories of investment income, net of related expenses consist of the following (dollars in thousands):

	2011	2010	2009
Fixed maturity securities available-for-sale	$757,726	$715,817	$609,917
Mortgage loans on real estate	55,931	51,186	46,652
Policy loans	66,621	72,743	68,213
Funds withheld at interest	388,694	385,762	382,351
Short-term investments	2,378	4,968	4,692
Other invested assets	39,939	33,187	28,777
Investment revenue	1,311,289	1,263,663	1,140,602
Investment expense	(30,092)	(25,003)	(18,140)
Investment income, net of related expenses	$1,281,197	$1,238,660	$1,122,462

Gain (Loss) on Investments [Table Text Block]
Investment Related Gains (Losses), Net

Investment related gains (losses), net consist of the following (dollars in thousands):

	2011	2010	2009
Fixed maturity and equity securities available for sale:
Other-than-temporary impairment losses on fixed maturities	$(30,873)	$(31,920)	$(128,834)
Portion of loss recognized in accumulated other
comprehensive income (before taxes)	3,924	2,045	16,045
Net other-than-temporary impairment losses on fixed
maturity securities recognized in earnings	(26,949)	(29,875)	(112,789)
Impairment losses on equity securities	(4,116)	(32)	(11,058)
Gain on investment activity	132,045	100,957	113,872
Loss on investment activity	(26,996)	(28,730)	(72,987)
Other impairment losses	(10,238)	(5,976)	(8,471)
Derivatives and other, net	(99,802)	175,686	125,581
Net gains (losses)	$(36,056)	$212,030	$34,148

Roll Forward Of Cumulative Credit Loss Component Of Otti Income Loss [Table Text Block]
	2011	2010	2009(1)
Balance, beginning of period	$47,291	$47,905	$17,132
Initial impairments - credit loss OTTI recognized on securities not previously impaired	8,349	7,359	7,853
Additional impairments - credit loss OTTI recognized on securities previously impaired	9,059	9,346	22,920
Credit loss impairments previously recognized on securities which were sold during the period	(752)	(17,319)	--
Balance, end of period	$63,947	$47,291	$47,905

(1) Represents nine month period due to adoption of amended general accounting principles on April 1, 2009.

Available-for-sale Securities [Table Text Block]
						Other-than-
						temporary
December 31, 2011:	Amortized	Unrealized	Unrealized	Estimated	% of	impairments
	Cost	Gains	Losses	Fair Value	Total	in AOCI
Available-for-sale:
Corporate securities	$6,931,958	$654,519	$125,371	$7,461,106	46.0%	$--
Canadian and Canadian provincial
governments	2,507,802	1,362,160	29	3,869,933	23.9	--
Residential mortgage-backed securities	1,167,265	76,393	16,424	1,227,234	7.6	(1,042)
Asset-backed securities	443,974	11,692	53,675	401,991	2.5	(5,256)
Commercial mortgage-backed securities	1,233,958	87,750	79,489	1,242,219	7.7	(12,225)
U.S. government and agencies	341,087	32,976	61	374,002	2.3	--
State and political subdivisions	184,308	24,419	3,341	205,386	1.3	--
Other foreign government, supranational and
foreign government-sponsored enterprises	1,372,528	50,127	3,576	1,419,079	8.7	--
Total fixed maturity securities	$14,182,880	$2,300,036	$281,966	$16,200,950	100.0%	$(18,523)

Non-redeemable preferred stock	$82,488	$4,677	$8,982	$78,183	68.6%
Other equity securities	35,352	1,903	1,538	35,717	31.4
Total equity securities	$117,840	$6,580	$10,520	$113,900	100.0%

						Other-than-
						temporary
December 31, 2010:	Amortized	Unrealized	Unrealized	Estimated	% of	impairments
	Cost	Gains	Losses	Fair Value	Total	in AOCI
Available-for-sale:
Corporate securities	$6,384,262	$426,933	$100,751	$6,710,444	46.9%	$--
Canadian and Canadian provincial
governments	2,386,428	675,132	3,993	3,057,567	21.4	--
Residential mortgage-backed securities	1,443,892	55,765	26,580	1,473,077	10.3	(1,650)
Asset-backed securities	440,752	12,001	61,544	391,209	2.7	(4,963)
Commercial mortgage-backed securities	1,353,279	81,839	97,265	1,337,853	9.4	(10,010)
U.S. government and agencies	199,129	7,795	708	206,216	1.4	--
State and political subdivisions	170,479	2,098	8,117	164,460	1.2	--
Other foreign government, supranational and
foreign government-sponsored enterprises	966,801	11,574	14,604	963,771	6.7	--
Total fixed maturity securities	$13,345,022	$1,273,137	$313,562	$14,304,597	100.0%	$(16,623)

Non-redeemable preferred stock	$100,718	$4,130	$5,298	$99,550	71.0%
Other equity securities	34,832	6,100	271	40,661	29.0
Total equity securities	$135,550	$10,230	$5,569	$140,211	100.0%

Investments Classified By Contractual Maturity Date [Table Text Block]
	Amortized	Fair
	Cost	Value
Available-for-sale:
Due in one year or less	$178,548	$181,033
Due after one year through five years	2,479,316	2,559,352
Due after five year through ten years	3,868,653	4,195,878
Due after ten years	4,811,166	6,393,243
Asset and mortgage-backed securities	2,845,197	2,871,444
Total	$14,182,880	$16,200,950

Fixed Maturity Holdings Industry Types [Table Text Block]
December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Finance	$2,411,175	$2,442,149	32.7%
Industrial	3,402,099	3,760,187	50.4
Utility	1,115,384	1,255,090	16.9
Other	3,300	3,680	--
Total	$6,931,958	$7,461,106	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Finance	$2,447,486	$2,501,158	37.3%
Industrial	3,065,088	3,281,255	48.9
Utility	868,382	924,304	13.7
Other	3,306	3,727	0.1
Total	$6,384,262	$6,710,444	100.0%

Sovereign Fixed Maturity Holdings By Country [Table Text Block]
December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Australia	$437,713	$446,694	39.1%
Japan	214,994	219,276	19.2
United Kingdom	118,618	130,106	11.4
Germany	72,926	75,741	6.6
New Zealand	51,547	51,544	4.5
South Africa	37,624	38,528	3.4
South Korea	30,592	32,025	2.8
Other	139,927	148,792	13.0
Total	$1,103,941	$1,142,706	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Australia	$350,178	$343,716	54.0%
United Kingdom	84,650	86,126	13.5
South Africa	43,173	43,991	6.9
Germany	30,920	30,602	4.8
Qatar	26,464	27,549	4.3
South Korea	22,812	23,378	3.7
United Arab Emirates	14,545	15,067	2.4
Other	62,930	66,205	10.4
Total	$635,672	$636,634	100.0%

Non Sovereign Fixed Maturity And Equity Securities In European Peripheral Region [Table Text Block]
December 31, 2011:		Estimated
	Amortized Cost	Fair Value	% of Total
Financial institutions:
Ireland	$4,084	$4,397	5.9%
Spain	25,565	20,378	27.6
Total financial institutions	29,649	24,775	33.5

Other:
Ireland	12,474	13,149	17.8
Italy	2,898	2,808	3.8
Spain	34,459	33,137	44.9
Total other	49,831	49,094	66.5
Total	$79,480	$73,869	100.0%

December 31, 2010:		Estimated
	Amortized Cost	Fair Value	% of Total
Financial institutions:
Ireland	$12,626	$12,626	15.9%
Spain	27,747	23,448	29.5
Total financial institutions	40,373	36,074	45.4

Other:
Italy	2,745	2,675	3.3
Spain	40,147	40,753	51.3
Total other	42,892	43,428	54.6
Total	$83,265	$79,502	100.0%

Investments In Debt And Equity Securities Gross Unrealized Losses Disclosures [Table Text Block]
	December 31, 2011			December 31, 2010
		Gross			Gross
	Number of	Unrealized		Number of	Unrealized
	Securities	Losses	% of Total	Securities	Losses	% of Total
Less than 20%	833	$131,155	44.8%	908	$146,404	45.9%
20% or more for less than six months	44	51,503	17.6	14	18,114	5.7
20% or more for six months or greater	63	109,828	37.6	106	154,613	48.4
Total	940	$292,486	100.0%	1,028	$319,131	100.0%

Fair Value And Investments In Debt And Equity Securities Disclosures [Table Text Block]
	Less than 12 months		12 months or greater		Total
		Gross		Gross		Gross
December 31, 2011:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Investment grade securities:
Corporate securities	$790,758	$40,180	$286,244	$63,117	$1,077,002	$103,297
Canadian and Canadian provincial
governments	3,094	29	--	--	3,094	29
Residential mortgage-backed securities	128,622	3,549	58,388	10,382	187,010	13,931
Asset-backed securities	101,263	3,592	93,910	29,036	195,173	32,628
Commercial mortgage-backed securities	109,455	3,538	58,979	22,001	168,434	25,539
U.S. government and agencies	1,764	61	--	--	1,764	61
State and political subdivisions	21,045	1,845	12,273	1,268	33,318	3,113
Other foreign government, supranational and
foreign government-sponsored enterprises	148,416	1,085	16,588	2,491	165,004	3,576
Total investment grade securities	1,304,417	53,879	526,382	128,295	1,830,799	182,174

Non-investment grade securities:
Corporate securities	212,795	10,852	47,310	11,222	260,105	22,074
Residential mortgage-backed securities	23,199	712	10,459	1,781	33,658	2,493
Asset-backed securities	2,363	940	21,275	20,107	23,638	21,047
Commercial mortgage-backed securities	34,918	7,220	62,357	46,730	97,275	53,950
State and political subdivisions	4,000	228	--	--	4,000	228
Total non-investment grade securities	277,275	19,952	141,401	79,840	418,676	99,792
Total fixed maturity securities	$1,581,692	$73,831	$667,783	$208,135	$2,249,475	$281,966

Non-redeemable preferred stock	$19,516	$4,478	$15,694	$4,504	$35,210	$8,982
Other equity securities	1,662	602	5,905	936	7,567	1,538
Total equity securities	$21,178	$5,080	$21,599	$5,440	$42,777	$10,520

Total number of securities in an
unrealized loss position	546		394		940

	Less than 12 months		12 months or greater		Total
		Gross		Gross		Gross
December 31, 2010:	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Investment grade securities:
Corporate securities	$1,020,784	$30,438	$329,109	$58,539	$1,349,893	$88,977
Canadian and Canadian provincial
governments	127,908	3,993	--	--	127,908	3,993
Residential mortgage-backed securities	195,406	4,986	105,601	13,607	301,007	18,593
Asset-backed securities	23,065	570	131,172	38,451	154,237	39,021
Commercial mortgage-backed securities	132,526	4,143	109,158	29,059	241,684	33,202
U.S. government and agencies	11,839	708	--	--	11,839	708
State and political subdivisions	68,229	2,890	31,426	5,227	99,655	8,117
Other foreign government, supranational and
foreign government-sponsored enterprises	462,272	6,694	82,815	7,910	545,087	14,604
Total investment grade securities	2,042,029	54,422	789,281	152,793	2,831,310	207,215

Non-investment grade securities:
Corporate securities	58,420	1,832	91,205	9,942	149,625	11,774
Residential mortgage-backed securities	1,162	605	38,206	7,382	39,368	7,987
Asset-backed securities	--	--	23,356	22,523	23,356	22,523
Commercial mortgage-backed securities	--	--	89,170	64,063	89,170	64,063
Total non-investment grade securities	59,582	2,437	241,937	103,910	301,519	106,347
Total fixed maturity securities	$2,101,611	$56,859	$1,031,218	$256,703	$3,132,829	$313,562

Non-redeemable preferred stock	$15,987	$834	$28,549	$4,464	$44,536	$5,298
Other equity securities	6,877	271	318	--	7,195	271
Total equity securities	$22,864	$1,105	$28,867	$4,464	$51,731	$5,569

Total number of securities in an
unrealized loss position	520		508		1,028

Disclosure Of Real Estate Holdings By Property Type [Table Text Block]
	2011		2010
	Recorded	Percentage	Recorded	Percentage
Property type:	Investment	of Total	Investment	of Total
Apartment	$124,674	12.4%	$93,042	10.4%
Retail	335,745	33.5	256,304	28.7
Office building	264,584	26.4	263,063	29.5
Industrial	200,762	20.0	227,868	25.6
Other commercial	77,759	7.7	51,773	5.8
Total	$1,003,524	100.0%	$892,050	100.0%

Disclosure Of Real Estate Holdings By Geographical Region [Table Text Block]
	2011		2010
	Recorded	Percentage	Recorded	Percentage
	Investment	of Total	Investment	of Total
Pacific	$269,922	26.9%	$232,940	26.1%
South Atlantic	233,534	23.3	217,637	24.4
Mountain	116,224	11.6	99,145	11.1
Middle Atlantic	86,590	8.6	83,843	9.4
West North Central	69,789	7.0	70,279	7.9
East North Central	92,861	9.2	58,955	6.6
West South Central	58,506	5.8	51,351	5.7
East South Central	40,767	4.1	41,721	4.7
New England	35,331	3.5	36,179	4.1
Total	$1,003,524	100.0%	$892,050	100.0%

Disclosure of Real Estate Holdings Classified By Contractual Maturity Date [Table Text Block]
The maturities of the mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010
Due one year through five years	$493,027	$412,359
Due after five years	299,252	399,100
Due after ten years	211,245	80,591
Total	$1,003,524	$892,050

Mortgage Loan Internal Credit Risk Grade [Table Text Block]
Internal credit risk grade:	2011	2010
High investment grade	$252,333	$205,127
Investment grade	526,608	585,818
Average	105,177	38,152
Watch list	91,037	44,208
In or near default	28,369	18,745
Total	$1,003,524	$892,050

Schedule Of Analysis Of Past Due Financing Receivables [Table Text Block]
The age analysis of the Company's past due recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010
31-60 days past due	$21,800	$--
61-90 days past due	--	--
Greater than 90 days	20,316	15,555
Total past due	42,116	15,555
Current	961,408	876,495
Total	$1,003,524	$892,050

Recorded Investment And Allowance For Credit Losses [Table Text Block]
The following table presents the recorded investment in mortgage loans, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at (dollars in thousands):

	December 31,
	2011	2010
Mortgage loans:
Evaluated individually for credit losses	$60,904	$35,646
Evaluated collectively for credit losses	942,620	856,404
Mortgage loans, gross of valuation allowances	1,003,524	892,050

Valuation allowances:
Specific for credit losses	8,188	6,239
Non-specifically identified credit losses	3,605	--
Total valuation allowances	11,793	6,239

Mortgage loans, net of valuation allowances	$991,731	$885,811

Allowance For Loan And Lease Losses Provision For Loss Net [Table Text Block]
Information regarding the Company's loan valuation allowances for mortgage loans as of December 31, 2011, 2010 and 2009 are as follows (dollars in thousands):

	2011	2010	2009
Balance, beginning of period	$6,239	$5,784	$526
Charge-offs	(3,947)	--	(2,371)
Provision	9,501	455	7,629
Balance, end of period	$11,793	$6,239	$5,784

Impaired Financing Receivables [Table Text Block]
	Unpaid Principal Balance	Recorded Investment	Related Allowance	Carrying Value
December 31, 2011:
Impaired mortgage loans with no valuation allowance recorded	$32,088	$31,496	$--	$31,496
Impaired mortgage loans with valuation allowance recorded	29,724	29,408	8,188	21,220
Total impaired mortgage loans	$61,812	$60,904	$8,188	$52,716

December 31, 2010:
Impaired mortgage loans with no valuation allowance recorded	$16,901	$16,901	$--	$16,901
Impaired mortgage loans with valuation allowance recorded	18,745	18,745	6,239	12,506
Total impaired mortgage loans	$35,646	$35,646	$6,239	$29,407

The Company's average investment balance of impaired mortgage loans and the related interest income are reflected in the table below for the years ended December 31, 2011 and 2010 (dollars in thousands):

	2011		2010
	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income
Impaired mortgage loans with no valuation allowance recorded	$14,877	$630	$19,253	$525
Impaired mortgage loans with valuation allowance recorded	27,712	418	21,925	295
Total	$42,589	$1,048	$41,178	$820

(1)	Average recorded investment represents the average loan balances as of the beginning of period and all subsequent quarterly end of period balances.

Schedule Of Other Invested Assets [Table Text Block]
	December 31,
	2011	2010
Equity securities	$113,900	$140,211
Limited partnerships	251,315	214,105
Structured loans	281,022	229,583
Derivatives	257,050	34,929
Other	109,254	88,575
Total other invested assets	$1,012,541	$707,403

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Derivative Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	December 31, 2011			December 31, 2010
	Notional	Carrying Value/Fair Value		Notional	Carrying Value/Fair Value
	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Derivatives not designated as
hedging instruments:
Interest rate swaps(1)	$2,748,317	$184,842	$18,702	$2,302,853	$20,042	$17,132
Financial futures(1)	277,814	--	--	210,295	--	--
Foreign currency forwards(1)	24,400	4,560	--	39,700	5,924	--
Consumer Price index (“CPI”) swaps(1)	101,069	766	--	120,340	1,491	--
Credit default swaps(1)	649,500	1,313	10,949	392,500	2,429	131
Equity options(1)	510,073	90,106	--	33,041	5,043	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements(2)	--	--	361,456	--	--	274,220
Indexed annuity products(3)	--	4,945	751,523	--	75,431	668,951
Variable annuity products(3)	--	--	276,718	--	--	52,534
Total non-hedging derivatives	4,311,173	286,532	1,419,348	3,098,729	110,360	1,012,968

Derivatives designated as
hedging instruments:
Interest rate swaps(1)	56,250	133	960	21,783	--	1,718
Foreign currency swaps(1)	621,578	286	23,996	615,323	--	45,749
Total hedging derivatives	677,828	419	24,956	637,106	--	47,467
Total derivatives	$4,989,001	$286,951	$1,444,304	$3,735,835	$110,360	$1,060,435

(1)	Carried on the Company’s consolidated balance sheets in other invested assets or other liabilities, at fair value.
(2)	Embedded liability is included on the consolidated balance sheets with the host contract in funds withheld at interest, at fair value.
(3)	Embedded liability is included on the consolidated balance sheets with the host contract in interest-sensitive contract liabilities, at fair value. Embedded asset is included on the consolidated balance sheets in reinsurance ceded receivables.

Net Derivatives Gains Losses Recognized On Fair Value Derivatives And Related Hedged Items [Table Text Block]
Type of Fair Value Hedge	Hedged Item	Gains (Losses) Recognized for Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Investment Related Gains (Losses)

For the year ended December 31, 2011:
Interest rate swaps	Fixed rate fixed maturities	$(785)	$1,402	$617

For the year ended December 31, 2010:
Interest rate swaps	Fixed rate fixed maturities	$(1,041)	$1,599	$558

For the year ended December 31, 2009:
Interest rate swaps	Fixed rate fixed maturities	$1,566	$(1,350)	$216

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
2011
Accumulated other comprehensive income (loss), balance beginning of year	$--
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	(628)
Amounts reclassified to investment related gains (losses), net	--
Amounts reclassified to investment income	(200)
Accumulated other comprehensive income (loss), balance end of period	$(828)

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion and Amounts Excluded from Effectiveness Testing)
		Investment Related Gains (Losses)	Investment Income	Investment Related Gains (Losses)	Investment Income
Interest rate swaps	$(628)	$--	$200	$--	$--

Derivatives Hedging Instruments In Net Investment Hedging Relationships [Table Text Block]
	Derivative Gains (Losses) Deferred in AOCI
	For the year ended
Type of NIFO Hedge (1) (2)	2011	2010	2009

Foreign currency swaps	$4,858	$(41,302)	$(8,102)

(1)	There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.
(2)	There was no ineffectiveness recognized for the Company's hedges of net investments in foreign operations.

Changes In Estimated Fair Value Related To Embedded Derivatives [Table Text Block]
	2011	2010	2009
Embedded derivatives in modified coinsurance or funds withheld arrangements and variable annuity contracts included in investment
related gains (losses)	$(311,420)	$131,488	$331,091
After the associated amortization of DAC and taxes, the related
amounts included in net income	(37,829)	23,786	(15,659)
Amounts related to embedded derivatives in equity-indexed annuities
included in benefits and expenses	(114,921)	(44,988)	(71,222)
After the associated amortization of DAC and taxes, the related
amounts included in net income	(55,915)	(26,265)	(51,806)

Derivative Instruments Gain Loss By Income Statement Location [Table Text Block]
Non-hedging Derivatives

A summary of the effect of non-hedging derivatives, including embedded derivatives, on the Company’s consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 is as follows (dollars in thousands):

		Gain (Loss) for the Years Ended December 31,
Type of Non-hedging Derivative	Income Statement Location of Gain (Loss)	2011	2010	2009
Interest rate swaps	Investment related gains (losses), net	$178,338	$68,736	$(160,716)
Financial futures	Investment related gains (losses), net	(945)	(44,959)	(72,641)
Foreign currency forwards	Investment related gains (losses), net	1,675	3,387	2
CPI swaps	Investment related gains (losses), net	1,821	962	2,234
Credit default swaps	Investment related gains (losses), net	(63)	4,786	13,654
Equity options	Investment related gains (losses), net	7,818	(3,006)	--
Embedded derivatives in:
Modified coinsurance or funds
withheld arrangements	Investment related gains (losses), net	(87,236)	160,274	78,394
Indexed annuity products	Policy acquisition costs and other insurance
	expenses	(24,551)	6,457	7,137
Indexed annuity products	Interest credited	(90,370)	(51,445)	(78,359)
Variable annuity products	Investment related gains (losses), net	(224,184)	(28,786)	252,697
Total non-hedging derivatives		$(237,697)	$116,406	$42,402

Credit Risk [Table Text Block]
	December 31, 2011	December 31, 2010
Estimated fair value of derivatives in net asset (liability) position	$227,399	$(29,801)
Securities pledged to counterparties as collateral(1)	27,052	48,223
Cash pledged from counterparties as collateral(2)	(241,480)	(10,300)
Securities pledged from counterparties as collateral(3)	(997)	(1,781)
Net credit exposure	$11,974	$6,341

Margin account related to exchange-traded futures(2)	$18,153	$16,285

(1)	Consists of U.S. Treasury securities, included in other invested assets.
(2)	Included in cash and cash equivalents.
(3)	Consists of U.S. Treasury securities.

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Financial Instruments Carrying Amounts And Estimated Fair Value [Table Text Block]
	December 31, 2011		December 31, 2010
		Estimated Fair		Estimated Fair
	Carrying Value	Value	Carrying Value	Value
Assets:
Fixed maturity securities	$16,200,950	$16,200,950	$14,304,597	$14,304,597
Mortgage loans on real estate	991,731	1,081,924	885,811	933,513
Policy loans	1,260,400	1,260,400	1,228,418	1,228,418
Funds withheld at interest	5,410,424	6,041,984	5,421,952	5,838,064
Short-term investments	88,566	88,566	118,387	118,387
Other invested assets	963,626	966,237	683,307	681,242
Cash and cash equivalents	962,870	962,870	463,661	463,661
Accrued investment income	144,334	144,334	127,874	127,874
Reinsurance ceded receivables	3,643	1,248	95,557	91,893
Liabilities:
Interest-sensitive contract liabilities	$6,203,001	$6,307,779	$5,856,945	$5,866,088
Long-term and short-term debt	1,414,688	1,462,329	1,216,410	1,226,517
Collateral finance facility	652,032	390,900	850,039	514,250
Company-obligated mandatorily
redeemable preferred securities	--	--	159,421	221,341

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
December 31, 2011:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$7,461,106	$76,097	$6,410,840	$974,169
Canadian and Canadian provincial governments	3,869,933	--	3,869,933	--
Residential mortgage-backed securities	1,227,234	--	1,145,579	81,655
Asset-backed securities	401,991	--	208,499	193,492
Commercial mortgage-backed securities	1,242,219	--	1,126,243	115,976
U.S. government and agencies securities	374,002	300,514	73,488	--
State and political subdivision securities	205,386	12,894	182,119	10,373
Other foreign government, supranational and foreign
government-sponsored enterprises	1,419,079	223,440	1,195,639	--
Total fixed maturity securities – available-for-sale	16,200,950	612,945	14,212,340	1,375,665
Funds withheld at interest – embedded derivatives	(361,456)	--	--	(361,456)
Cash equivalents	563,895	563,895	--	--
Short-term investments	46,671	37,155	9,516	--
Other invested assets:
Non-redeemable preferred stock	78,183	58,906	19,277	--
Other equity securities	35,717	5,308	18,920	11,489
Derivatives:
Interest rate swaps	168,484	--	168,484	--
Foreign currency forwards	4,560	--	4,560	--
CPI swaps	766	--	766	--
Credit default swaps	(4,003)	--	(4,003)	--
Equity options	87,243	--	87,243	--
Collateral	32,622	27,052	5,570	--
Total other invested assets	403,572	91,266	300,817	11,489
Reinsurance ceded receivable – embedded derivatives	4,945	--	--	4,945
Total	$16,858,577	$1,305,261	$14,522,673	$1,030,643

Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$1,028,241	$--	$--	$1,028,241
Other liabilities:
Derivatives:
Interest rate swaps	3,171	--	3,171	--
Credit default swaps	5,633	--	5,633	--
Equity options	(2,864)	--	(2,864)	--
Foreign currency swaps	23,710	--	23,710	--
Total	$1,057,891	$--	$29,650	$1,028,241

December 31, 2010:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$6,710,443	$15,089	$5,823,175	$872,179
Canadian and Canadian provincial governments	3,057,567	--	3,057,567	--
Residential mortgage-backed securities	1,473,077	--	1,289,786	183,291
Asset-backed securities	391,209	--	162,651	228,558
Commercial mortgage-backed securities	1,337,853	--	1,190,297	147,556
U.S. government and agencies securities	206,216	166,861	39,355	--
State and political subdivision securities	164,460	6,865	150,612	6,983
Other foreign government, supranational and foreign
government-sponsored enterprises	963,772	5,130	951,906	6,736
Total fixed maturity securities – available-for-sale	14,304,597	193,945	12,665,349	1,445,303
Funds withheld at interest – embedded derivatives	(274,220)	--	--	(274,220)
Cash equivalents(1)	253,746	253,746	--	--
Short-term investments	7,310	5,257	2,053	--
Other invested assets:
Non-redeemable preferred stock	99,550	72,393	26,737	420
Other equity securities	40,661	5,126	19,119	16,416
Derivatives:
Interest rate swaps	20,042	--	20,042	--
Foreign currency forwards	5,924	--	5,924	--
CPI swaps	1,491	--	1,491	--
Credit default swaps	2,429	--	2,429	--
Equity options	5,043	--	5,043	--
Collateral	48,223	48,223	--	--
Total other invested assets	223,363	125,742	80,785	16,836
Reinsurance ceded receivable – embedded derivatives	75,431	--	--	75,431
Total	$14,590,227	$578,690	$12,748,187	$1,263,350

Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$721,485	$--	$--	$721,485
Other liabilities:
Derivatives:(2)
Interest rate swaps	18,850	--	18,850	--
Credit default swaps	131	--	131	--
Foreign currency swaps	45,749	--	45,749	--
Total	$786,215	$--	$64,730	$721,485

(1)	Information as of December 31, 2010 was recast to reflect the disclosure of fair value information for certain cash equivalents during 2011.
(2)	Balances have been adjusted due to typographical errors in the 2010 Annual Report on Form 10-K.

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Table Text Block]
For the year ended December 31, 2011:	Fixed maturity securities - available-for-sale
		Residential		Commercial
	Corporate	mortgage-backed	Asset-backed	mortgage-backed
	securities	securities	securities	securities
Balance January 1, 2011	$872,336	$183,291	$228,558	$147,556
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	218	836	1,686	2,321
Investment related gains (losses), net	1,863	(2,032)	(10,236)	(12,354)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	21,011	4,580	3,902	8,060
Purchases(1)	305,401	6,478	65,467	7,683
Sales(1)	(48,653)	(21,178)	(27,844)	--
Settlements(1)	(125,797)	(16,672)	(24,092)	(3,548)
Transfers into Level 3	80,302	30,159	45,984	76,955
Transfers out of Level 3	(132,512)	(103,807)	(89,933)	(110,697)
Balance December 31, 2011	$974,169	$81,655	$193,492	$115,976

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$162	$816	$1,595	$2,307
Investment related gains (losses), net	(1,223)	(594)	(5,058)	(12,366)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2011 (continued):	Fixed maturity securities - available-for-sale
		Other foreign
	State	government,	Funds withheld
	and political	supranational and	at interest-
	subdivision	foreign government-	embedded
	securities	sponsored enterprises	derivative
Balance January 1, 2011	$6,983	$6,579	$(274,220)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	361	2	--
Investment related gains (losses), net	(15)	--	(87,236)
Claims & other policy benefits	--	--	--
Interest credited	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--
Included in other comprehensive income	3,390	4	--
Purchases(1)	2,334	--	--
Sales(1)	--	--	--
Settlements(1)	(88)	--	--
Transfers into Level 3	48,469	20	--
Transfers out of Level 3	(51,061)	(6,605)	--
Balance December 31, 2011	$10,373	$--	$(361,456)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$361	$(36)	$--
Investment related gains (losses), net	--	--	(87,236)
Claims & other policy benefits	--	--	--
Interest credited	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--

For the year ended December 31, 2011 (continued):	Other invested		Reinsurance	Interest sensitive
	assets- non-	Other invested	ceded receivable-	contract liabilities
	redeemable	assets- other	embedded	embedded
	preferred stock	equity securities	derivative	derivative
Balance January 1, 2011	$420	$16,416	$75,430	$(721,485)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	--	--	--	--
Investment related gains (losses), net	--	3,504	--	(224,184)
Claims & other policy benefits	--	--	--	(2,230)
Interest credited	--	--	--	(88,255)
Policy acquisition costs and other insurance expenses	--	--	9,421	--
Included in other comprehensive income	--	(4,663)	--	--
Purchases(1)	--	797	6,201	(71,505)
Sales(1)	(420)	(4,565)	--	--
Settlements(1)	--	--	(86,107)	79,418
Transfers into Level 3	--	--	--	--
Transfers out of Level 3	--	--	--	--
Balance December 31, 2011	$--	$11,489	$4,945	$(1,028,241)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$--	$--	$--	$--
Investment related gains (losses), net	--	--	--	(228,910)
Claims & other policy benefits	--	--	--	(2,346)
Interest credited	--	--	--	(167,673)
Policy acquisition costs and other insurance expenses	--	--	18,589	--

(1)	The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

For the year ended December 31, 2010:	Fixed maturity securities - available-for-sale
		Residential		Commercial
	Corporate	mortgage-backed	Asset-backed	mortgage-backed
	securities	securities	securities	securities
Balance January 1, 2010	$994,219	$144,457	$262,767	$329,559
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	657	1,763	2,843	3,467
Investment related gains (losses), net	839	(7,479)	(7,494)	(6,369)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	34,319	26,808	31,340	22,907
Purchases, issuances, sales and settlements(1)	71,695	(43,236)	(45,677)	37,476
Transfers into Level 3	126,133	102,939	78,880	73,653
Transfers out of Level 3	(355,683)	(41,961)	(94,101)	(313,137)
Balance December 31, 2010	$872,179	$183,291	$228,558	$147,556

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$548	$1,592	$2,731	$3,449
Investment related gains (losses), net	(594)	(4,637)	(4,052)	(6,563)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2010 (continued):	Fixed maturity securities - available-for-sale
		Other foreign
	State	government,	Funds withheld
	and political	supranational and	at interest-
	subdivision	foreign government-	embedded	Short-term
	securities	sponsored enterprises	derivative	investments
Balance January 1, 2010	$12,080	$59,975	$(434,494)	$443
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	118	2	--	--
Investment related gains (losses), net	(14)	(10)	160,274	--
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	961	304	--	--
Purchases, issuances, sales and settlements(1)	34,841	1,416	--	381
Transfers into Level 3	1,820	2,178	--	--
Transfers out of Level 3	(42,823)	(57,129)	--	(824)
Balance December 31, 2010	$6,983	$6,736	$(274,220)	$--

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$118	$6	$--	$--
Investment related gains (losses), net	--	--	160,274	--
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2010 (continued):	Other invested		Reinsurance	Interest sensitive
	assets- non-	Other invested	ceded receivable-	contract liabilities
	redeemable	assets- other	embedded	embedded
	preferred stock	equity securities	derivative	derivative
Balance January 1, 2010	$6,775	$10,436	$68,873	$(608,654)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	--	--	--	--
Investment related gains (losses), net	550	--	--	(28,786)
Claims & other policy benefits	--	--	--	(872)
Interest credited	--	--	--	(52,569)
Policy acquisition costs and other insurance expenses	--	--	7,621	--
Included in other comprehensive income	160	4,848	--	--
Purchases, issuances, sales and settlements(1)	(5,146)	1,132	(1,063)	(30,604)
Transfers into Level 3	--	--	--	--
Transfers out of Level 3	(1,919)	--	--	--
Balance December 31, 2010	$420	$16,416	$75,431	$(721,485)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$(1)	$--	$--	$--
Investment related gains (losses), net	(32)	--	--	(28,786)
Claims & other policy benefits	--	--	--	(2,824)
Interest credited	--	--	--	(101,970)
Policy acquisition costs and other insurance expenses	--	--	7,621	--

(1)	The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance Premium And Effect On Claims And Other Policy Benefits [Table Text Block]
The effect of reinsurance on net premiums is as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$2,590	$2,669	$2,259
Reinsurance assumed	7,701,594	7,198,219	6,241,952
Reinsurance ceded	(368,497)	(541,208)	(519,050)
Net premiums	$7,335,687	$6,659,680	$5,725,161

The effect of reinsurance on claims and other policy benefits as follows (dollars in thousands):

Years ended December 31,	2011	2010	2009

Direct	$4,179	$4,062	$4,098
Reinsurance assumed	6,472,041	5,877,153	5,025,383
Reinsurance ceded	(251,037)	(334,060)	(210,055)
Net claims and other policy benefits	$6,225,183	$5,547,155	$4,819,426

Reinsurance Information [Table Text Block]
The effect of reinsurance on life insurance in force is shown in the following schedule (dollars in millions):

Life Insurance In Force:	Direct	Assumed	Ceded	Net	Assumed/Net %

December 31, 2011	$76	$2,664,353	$39,987	$2,624,442	101.52%
December 31, 2010	74	2,540,317	42,582	2,497,809	101.70
December 31, 2009	72	2,325,041	46,897	2,278,216	102.06

Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Type Of Deferred Policy Acquisition Costs [Table Text Block]
As of December 31,	2011	2010
Deferred policy acquisition costs:
Assumed	$3,605,611	$3,377,073
Retroceded	(61,686)	(62,358)
Net	$3,543,925	$3,314,715

Movement Analysis Of Deferred Policy Acquisition Costs Rollforward [Table Text Block]
Years ended December 31,	2011	2010	2009
Balance, beginning of year	$3,314,715	$3,355,275	$3,336,699
Capitalized
Assumed	947,014	885,450	802,213
Retroceded	(13,411)	(13,838)	(9,192)
Amortized (including interest):
Assumed	(820,084)	(831,979)	(578,367)
Allocated to change in value of embedded derivatives	114,877	(108,515)	(287,164)
Retroceded	14,084	12,390	16,951
Attributed to unrealized investment gains (losses)	(7,448)	(15,671)	(45,839)
Foreign currency changes	(5,822)	31,603	119,974
Balance, end of year	$3,543,925	$3,314,715	$3,355,275

Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2011	2010	2009
Pre-tax income - U.S.	$400,278	$500,938	$295,105
Pre-tax income - foreign	363,293	305,243	245,454
Total pre-tax income	$763,571	$806,181	$540,559

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income tax expense for the years ended December 31, 2011, 2010 and 2009 consists of the following (dollars in thousands):
	2011	2010	2009
Current income tax expense (benefit):
U.S.	$(1,605)	$(217,970)	$203,758
Foreign	50,138	63,233	62,696
Total current	48,533	(154,737)	266,454

Deferred income tax expense (benefit):
U.S.	155,895	392,905	(106,321)
Foreign	13,098	32,271	7,430
Total deferred	168,993	425,176	(98,891)

Total provision for income taxes	$217,526	$270,439	$167,563

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Provision for income tax expense differed from the amounts computed by applying the U.S. federal income tax statutory rate of 35% to pre-tax income as a result of the following for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):
	2011	2010	2009

Tax provision at U.S. statutory rate	$267,250	$282,163	$189,196
Increase (decrease) in income taxes resulting from:
Foreign tax rate differing from U.S. tax rate	(9,681)	(7,544)	(7,207)
Differences in tax basis in foreign jurisdictions	(11,584)	(5,210)	(4,222)
Deferred tax valuation allowance	4,147	(11)	(4,450)
Amounts related to tax audit contingencies	5,562	3,942	(10,774)
Corporate rate changes - Canada	(40,593)	--	--
Corporate rate changes - other	(1,933)	--	--
Subpart F	9,340	--	--
Foreign tax credits	(3,546)	--	--
Prior year tax adjustment	(1,863)	(2,322)	4,552
Other, net	427	(579)	468
Total provision for income taxes	$217,526	$270,439	$167,563

Effective tax rate	28.5%	33.5%	31.0%

Schedule Of Income Tax Expense Benefit Intraperiod Tax Allocation [Table Text Block]
Total income taxes for the years ended December 31, 2011, 2010 and 2009 were as follows (dollars in thousands):

	2011	2010	2009
Provision for income taxes	$217,526	$270,439	$167,563
Income tax from OCI:
Net unrealized holding gain (loss) on debt and equity securities
recognized for financial reporting purposes	275,975	267,445	355,088
Exercise of stock options	(4,934)	2,255	(2,605)
Foreign currency translation	1,579	(19,633)	1,136
Unrealized pension and post retirement	(8,581)	911	(754)
Total income taxes provided	$481,565	$521,417	$520,428

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred income tax asset and liabilities at December 31, 2011 and 2010, are presented in the following tables (dollars in thousands):

	2011	2010
Deferred income tax assets:
Nondeductible accruals	$51,101		$18,961
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		17,097		16,036
Investment income differences	98,496		110,446
Deferred acquisition costs capitalized for tax	67,006		66,246
Net operating loss carryforward	174,503		348,450
Capital loss and tax credit carryforwards	41,737		55,215
Deferred acquisition costs capitalized for financial reporting	--		16,581
Subtotal	449,940		631,935
Valuation allowance	(8,630)		(3,910)
Total deferred income tax assets	441,310		628,025

Deferred income tax liabilities:
Deferred acquisition costs capitalized for financial reporting	1,047,748		1,039,972
Differences between tax and financial reporting amounts concerning certain reinsurance transactions
		473,767		497,740
Differences in the tax basis of cash and invested assets	574,738		274,891
Investment income differences	13,499		14,050
Differences in foreign currency translation	8,604		61,552
Total deferred income tax liabilities	2,118,356		1,888,205

Net deferred income tax liabilities	$1,677,046		$1,260,180

Balance sheet presentation of net deferred income tax liabilities:
Included in other assets	2,788		--
Included in deferred income taxes	1,679,834		1,260,180
Net deferred income tax liabilities	$1,677,046		$1,260,180

Summary of Income Tax Contingencies [Table Text Block]
	Total Unrecognized Tax Benefits
	2011	2010	2009
Beginning balance, January 1	$182,354	$221,040	$206,665
Additions for tax positions of prior years	7,968	17,255	25,148
Reductions for tax positions of prior years	--	(59,879)	(14,711)
Additions for tax positions of current year	3,938	3,938	3,938
Ending balance, December 31	$194,260	$182,354	$221,040

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$69,626	$63,998	$18,395	$14,321
Service cost	5,985	4,762	1,116	847
Interest Cost	3,916	3,420	1,035	882
Participant contributions	--	--	176	127
Actuarial (gains) losses	16,164	(1,938)	8,348	2,326
Benefits paid	(2,100)	(1,280)	(216)	(108)
Foreign currency rate change effect	(490)	663	--	--
Benefit obligation at end of year	$93,101	$69,625	$28,854	$18,395

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$35,888	$30,923	$--	$--
Actual return on plan assets	540	4,383	--	--
Employer contributions	6,972	1,862	40	70
Participant contributions	--	--	176	127
Benefits paid and expenses	(2,100)	(1,280)	(216)	(108)
Administrative expense	--	--	--	(89)
Fair value of plan assets at end of year	$41,300	$35,888	$--	$--

Funded status at end of year	$(51,801)	$(33,737)	$(28,854)	$(18,395)

Schedule of Net Funded Status [Table Text Block]
	December 31,
	Qualified Plans		Non-Qualified Plans(1)		Total
	2011	2010	2011	2010	2011	2010
Aggregate fair value of plan assets	$41,300	$35,888	$--	$--	$41,300	$35,888
Aggregate projected benefit obligations	51,980	40,687	41,121	28,938	93,101	69,625
Under funded	$(10,680)	$(4,799)	$(41,121)	$(28,938)	$(51,801)	$(33,737)

(1) For non-qualified plans, there are no required funding levels.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other
comprehensive income:
Net actuarial loss	$30,565	$13,118	$13,875	$5,880
Net prior service cost	2,804	3,264	--	--
Total	$33,369	$16,382	$13,875	$5,880

Schedule Of Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets [Table Text Block]
	2011	2010
Projected benefit obligation	$93,101	$69,625
Fair value of plan assets	41,300	35,888

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The accumulated benefit obligations for all defined benefit pension plans were $89.5 million and $66.7 million at December 31, 2011 and 2010, respectively. The following table presents information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Accumulated benefit obligation	$89,531	$66,597
Fair value of plan assets	41,300	35,888

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows (dollars in thousands):

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Net periodic benefit cost:
Service cost	$5,985	$4,762	$3,821	$1,116	$847	$597
Interest cost	3,916	3,420	3,443	1,035	882	674
Expected return on plan assets	(2,937)	(2,577)	(1,945)	--	--	--
Amortization of prior actuarial losses	980	688	1,593	353	236	20
Amortization of prior service cost	399	(171)	558	--	--	--
Net periodic benefit cost	8,343	6,122	7,470	2,504	1,965	1,291

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

Net actuarial (gains) losses	18,561	(3,743)	2,009	8,348	2,326	2,094
Prior service cost	--	--	--	--	--	--
Amortization of actuarial (gains) losses	(980)	(688)	(1,593)	(353)	(236)	(20)
Amortization of prior service cost (credit)	(399)	171	(558)	--	--	--
Foreign exchange translations and other
adjustments	(196)	(307)	290	--	--	--
Total recognized in other comprehensive
income	16,986	(4,567)	148	7,995	2,090	2,074
Total recognized in net periodic benefit
cost and other comprehensive income	$25,329	$1,555	$7,618	$10,499	$4,055	$3,365

Schedule of Expected Benefit Payments [Table Text Block]
	Pension Benefits	Other Benefits
2012	$4,705	$247
2013	5,031	302
2014	5,226	361
2015	5,511	420
2016	7,434	480
2017-2021	38,945	3,495

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Discount rate used to determine benefit
obligation	4.48%	5.47%	6.01%	4.50%	5.40%	5.50%
Discount rate used to determine net benefit
cost or income	5.22%	5.96%	6.37%	5.40%	5.75%	6.30%
Expected long-term rate of return on plan
assets	7.75%	8.50%	8.50%	--%	--%	--%
Rate of compensation increases	4.20%	4.20%	4.21%	--%	--%	--%

Schedule of Health Care Cost Trend Rates [Table Text Block]
	December 31,
	2011	2010
Pre-Medicare eligible claims	9% down to 5% in 2015	8% down to 5% in 2013
Medicare eligible claims	8% down to 5% in 2013	8% down to 5% in 2013

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	One Percent Increase	One Percent Decrease
Effect on total of service and interest cost components	$659	$(441)
Effect on accumulated postretirement benefit obligation	$7,010	$(5,244)

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31, 2011
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(1)	$41,250	$41,250	$--	$--
Cash	50	50	--	--
Total	$41,300	$41,300	$--	$--

(1)	Mutual funds were invested 43% in bond index funds, 25% in S&P 500 index funds, 12% in mid-cap stock funds, 13% in foreign large blend funds and 7% in small-cap funds.

	December 31, 2010
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(2)	$35,845	$35,845	$--	$--
Cash	43	43	--	--
Total	$35,888	$35,888	$--	$--

(2)	Mutual funds were invested 38% in bond index funds, 26% in S&P 500 index funds, 13% in mid-cap stock funds, 15% in foreign large blend funds and 8% in small-cap funds.

Financial Condition and Net Income on a Statutory Basis - Significant Subs (Tables)	12 Months Ended
Dec. 31, 2011
Statutory Basis [Abstract]
Statutory Accounting Practices Disclosure [Table Text Block]
(dollars in thousands)	Statutory Capital & Surplus		Statutory Net Income (Loss)
	2011	2010	2011	2010	2009
RGA Reinsurance	$1,515,934	$1,528,887	$129,717	$68,010	$63,189
RCM	1,478,864	1,486,928	37,142	53,690	(16,800)
RGA Canada	610,142	522,756	102,229	68,561	(2,620)
RGA Barbados(1)	493,637	409,147	149,676	98,688	33,220
RGA Australia	382,395	339,297	44,403	31,897	37,515
RGA Atlantic(1)	345,247	287,386	74,506	81,390	47,369
RGA Americas(1)	267,871	259,589	55,639	50,314	15,433
Other reinsurance subsidiaries(1)	644,918	454,738	(420,206)	80,286	(315,713)

(1)	The statutory basis for these subsidiaries is GAAP. However, the Company has not yet filed statutory financial statements, for periods beginning after January 1, 2012, including the retrospective adjustments associated with the adoption of new accounting guidance for deferred acquisition costs. Therefore, these balances have not been adjusted. It is expected that the impact on the statutory capital and surplus and statutory pre-tax income (loss) associated with the adoption of the new accounting guidance for deferred acquisition costs on January 1, 2012 will be:

	Statutory Capital
	& Surplus		Statutory Pre-tax Income
	2011		2011	2010
RGA Barbados	$(1,181)		$(1,275)	$--
RGA Atlantic	(16,913)		(4,502)	(3,163)
RGA Americas	(28,528)		(9,651)	(7,743)
Other reinsurance subsidiaries	(1,487)		(1,295)	(192)

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2012	$16.4	million
2013	13.2	million
2014	11.4	million
2015	6.5	million
2016	6.1	million
Thereafter	21.9	million

Debt and Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Trust Preferred Securities [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2011	2010
$400 million 6.75% Junior Subordinated Debentures due 2065	$318,725	$318,723
$400 million 5.00% Senior Notes due 2021	397,920	--
$400 million 6.45% Senior Notes due 2019	399,466	399,398
$300 million 5.625% Senior Notes due 2017	298,577	298,304
$200 million 6.75% Senior Notes due 2011	--	199,985
Total Debt	1,414,688	1,216,410
Less portion due in less than one year (short-term debt)	-	(199,985)
Long-term Debt	$1,414,688	$1,016,425

$225 million 5.75% Preferred Securities due 2051	$--	$159,421

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Revenues:
U.S.	$4,915,055	$4,966,353	$4,260,177
Canada	1,056,031	980,170	781,071
Europe & South Africa	1,249,859	960,235	828,816
Asia Pacific	1,430,414	1,243,464	1,086,187
Corporate and Other	178,179	111,508	110,571
Total	$8,829,538	$8,261,730	$7,066,822

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Income before income taxes:
U.S.	$425,637	$526,127	$296,079
Canada	164,953	121,738	106,239
Europe & South Africa	83,102	72,125	38,612
Asia Pacific	42,234	73,882	72,214
Corporate and Other	47,645	12,309	27,415
Total	$763,571	$806,181	$540,559

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Assets:
U.S.	$17,965,559	$17,301,434	$15,418,841
Canada	3,347,771	3,341,062	2,936,072
Europe & South Africa	1,846,751	1,513,323	1,346,816
Asia Pacific	2,902,101	2,369,435	2,011,357
Corporate and Other	5,571,791	4,144,926	3,192,718
Total	$31,633,973	$28,670,180	$24,905,804

Reconciliation Of Interest Expense From Segment To Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Interest expense:
Corporate and Other	$102,638	$90,996	$69,940
Total	$102,638	$90,996	$69,940

Reconciliation Of Depreciation And Amortization From Segment To Consolidated [Table Text Block]
For the years ended December 31,	2011	2010	2009
Depreciation and amortization:
U.S.	$467,266	$753,130	$726,670
Canada	168,874	164,120	144,368
Europe & South Africa	58,714	60,121	53,481
Asia Pacific	191,957	141,001	110,227
Corporate and Other	9,002	8,405	7,446
Total	$895,813	$1,126,777	$1,042,192

The table above includes amortization of deferred acquisition costs, including the effect from investment related gains and losses.

Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Stock Options
		Weighted-Average	Aggregate Intrinsic	Performance
	Options	Exercise Price	Value (in millions)	Contingent Units
Outstanding January 1, 2009	2,787,184	$40.84		383,119
Granted	743,145	$32.20		309,063
Exercised / Lapsed	(226,264)	$26.77		(123,782)
Forfeited	(103,426)	$36.71		(12,184)
Outstanding December 31, 2009	3,200,639	$39.96		556,216
Granted	535,867	$47.10		253,342
Exercised / Lapsed	(314,815)	$30.80		(93,597)
Forfeited	(39,375)	$43.20		(14,419)
Outstanding December 31, 2010	3,382,316	$41.91		701,542
Granted	503,259	$59.74		222,580
Exercised / Lapsed	(736,452)	$35.26		(146,638)
Forfeited	(42,243)	$45.50		(21,818)
Outstanding December 31, 2011	3,106,880	$46.30	$18.5	755,666
Options exercisable	1,897,366	$45.64	$12.5

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-		Weighted-
	Outstanding as	Remaining	Average Exercise	Exercisable as	Average Exercise
Range of Exercise Prices	of 12/31/2011	Contractual Life	Price	of 12/31/2011	Price
$25.00 - $34.99	896,316	5.5	$30.96	541,600	$30.14
$35.00 - $44.99	150,174	2.0	$39.61	150,174	$39.61
$45.00 - $54.99	921,343	6.0	$47.26	535,329	$47.38
$55.00 +	1,139,047	7.1	$58.47	670,263	$58.13
Totals	3,106,880	6.1	$46.30	1,897,366	$45.64

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Table Text Block]
	2011		2010		2009
Earnings:
Net income (numerator for basic and diluted calculations)	$546,045		$535,742		$372,996
Shares:
Weighted average outstanding shares (denominator for basic calculations)
		73,586		73,157		72,790
Equivalent shares from outstanding stock options and warrants	522		1,537		537
Diluted shares (denominator for diluted calculations)	74,108		74,694		73,327
Earnings per share:
Basic	$7.42		$7.32		$5.12
Diluted	$7.37		$7.17		$5.09

Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Comprehensive income
Schedule of Comprehensive Income (Loss) [Table Text Block]
For the year ended December 31, 2011:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$(28,779)	$121	$(28,658)
Foreign currency swap	4,858	(1,700)	3,158
Net foreign currency translation adjustments	(23,921)	(1,579)	(25,500)
Unrealized gains on investments:(1)
Unrealized net holding gains arising during the year	1,118,586	(302,134)	816,452
Less: Reclassification adjustment for net gains realized in net income	72,841	(25,494)	47,347
Net unrealized gains	1,045,745	(276,640)	769,105
Change in unrealized other-than-temporary impairments on fixed
maturity securities	(1,901)	665	(1,236)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	460	(185)	275
Net loss arising during the period	(25,441)	8,766	(16,675)
Unrealized pension and postretirement benefits, net	(24,981)	8,581	(16,400)
Other comprehensive income	$994,942	$(268,973)	$725,969

For the year ended December 31, 2010:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$72,989	$5,177	$78,166
Foreign currency swap	(41,302)	14,456	(26,846)
Net foreign currency translation adjustments	31,687	19,633	51,320
Unrealized gains on investments:
Unrealized net holding gains arising during the year	849,226	(279,620)	569,606
Less: Reclassification adjustment for net gains realized in net income	41,069	(14,374)	26,695
Net unrealized gains	808,157	(265,246)	542,911
Change in unrealized other-than-temporary impairments on fixed
maturity securities	6,279	(2,198)	4,081
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	(321)	108	(213)
Net gain arising during the period	2,798	(1,019)	1,779
Unrealized pension and postretirement benefits, net	2,477	(911)	1,566
Other comprehensive income	$848,600	$(248,722)	$599,878

For the year ended December 31, 2009:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$187,195	$(3,972)	$183,223
Foreign currency swap	(8,102)	2,836	(5,266)
Net foreign currency translation adjustments	179,093	(1,136)	177,957
Unrealized gains (losses) on investments:
Unrealized net holding gains arising during the year	949,091	(331,182)	617,909
Less: Reclassification adjustment for net losses realized in net income	(84,348)	29,522	(54,826)
Net unrealized gains	1,033,439	(360,704)	672,735
Change in unrealized other-than-temporary impairments on fixed
maturity securities	(16,045)	5,616	(10,429)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	(422)	141	(281)
Net loss arising during the period	(1,800)	613	(1,187)
Unrealized pension and postretirement benefits, net	(2,222)	754	(1,468)
Other comprehensive income	$1,194,265	$(355,470)	$838,795

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

Components Of Accumulated Other Comprehensive Income [Table Text Block]
For the years ended December 31,	2011	2010	2009
Change in net unrealized appreciation (depreciation) on:
Fixed maturity securities available-for-sale	$1,058,505	$813,174	$1,004,303
Other investments(1)	(7,213)	16,933	58,930
Effect on unrealized appreciation on:
Deferred policy acquisition costs	(7,448)	(15,671)	(45,839)
Net unrealized appreciation	$1,043,844	$814,436	$1,017,394

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The balance of and changes in each component of AOCI were as follows (dollars in thousands):

	Accumulated	Unrealized		Accumulated
	Currency	Appreciation	Pension and	Other
	Translation	(Depreciation)	Postretirement	Comprehensive
	Adjustments	of Investments	Benefits	Income (Loss)
For the year ended December 31, 2011
Balance, beginning of year	$255,295	$651,449	$(14,560)	$892,184
Change in foreign currency translation adjustments	(25,500)	--	--	(25,500)
Unrealized gain on investments(1)	--	769,105	--	769,105
Change in other-than-temporary impairment losses
on fixed maturity securities	--	(1,236)	--	(1,236)
Changes in pension and other postretirement
plan adjustments	--	--	(16,400)	(16,400)
Balance, end of year	$229,795	$1,419,318	$(30,960)	$1,618,153

For the year ended December 31, 2010
Balance, beginning of year	$203,975	$104,457	$(16,126)	$292,306
Change in foreign currency translation adjustments	51,320	--	--	51,320
Unrealized gain on investments	--	542,911	--	542,911
Change in other-than-temporary impairment losses
on fixed maturity securities	--	4,081	--	4,081
Changes in pension and other postretirement
plan adjustments	--	--	1,566	1,566
Balance, end of year	$255,295	$651,449	$(14,560)	$892,184

For the year ended December 31, 2009
Balance, beginning of year	$26,018	$(553,407)	$(14,658)	$(542,047)
Change in foreign currency translation adjustments	177,957	--	--	177,957
Unrealized gain on investments	--	672,735	--	672,735
Change in other-than-temporary impairment losses
on fixed maturity securities	--	(10,429)	--	(10,429)
Cumulative effect of accounting change	--	(4,442)	--	(4,442)
Changes in pension and other postretirement
plan adjustments	--	--	(1,468)	(1,468)
Balance, end of year	$203,975	$104,457	$(16,126)	$292,306

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Note 19 QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Years Ended December 31,
(in thousands, except per share data)

2011	First	Second	Third	Fourth
Total Revenues	$2,282,435	$2,203,977	$1,994,907	$2,348,219
Total benefits and expenses	2,055,680	2,016,808	1,838,511	2,154,968
Income before income taxes	226,755	187,169	156,396	193,251
Net Income	148,920	123,944	134,602	138,579

Earnings Per Share:
Basic earnings per share	$2.03	$1.68	$1.82	$1.89
Diluted earnings per share	2.02	1.66	1.81	1.88

Dividends declared per share	$0.12	$0.12	$0.18	$0.18

Market price of common stock
Quarter end	$62.78	$60.86	$45.95	$52.25
Common stock price, high	63.14	63.73	64.32	55.51
Common stock price, low	53.92	58.40	44.51	44.67

Total outstanding common shares - end of period	73,797	74,076	73,267	73,368

2010	First	Second	Third	Fourth
Total Revenues	$2,100,185	$1,931,877	$1,955,539	$2,274,129
Total benefits and expenses	1,920,536	1,745,519	1,771,581	2,017,913
Income before income taxes	179,649	186,358	183,958	256,216
Net Income	113,383	119,218	119,457	183,684

Earnings Per Share:
Basic earnings per share	$1.55	$1.63	$1.63	$2.51
Diluted earnings per share	1.52	1.60	1.61	2.45

Dividends declared per share	$0.12	$0.12	$0.12	$0.12

Market price of common stock
Quarter end	$52.52	$45.71	$48.29	$53.71
Common stock price, high	52.64	56.49	51.09	54.89
Common stock price, low	44.89	44.21	42.72	47.30

Total outstanding common shares - end of period	73,103	73,154	73,172	73,363

Reinsurance Group of America, Incorporated common stock is traded on the New York Stock Exchange (NYSE) under the symbol "RGA". There were 82,599 stockholders of record of RGA's common stock on January 31, 2012.

Schedule I Summary of Investments (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary Of Investments Other Than Investments In Related Parties [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN
INVESTMENTS IN RELATED PARTIES
December 31, 2011
(in millions)

Type of Investment	Cost	Fair Value	Amount at Which Shown in the Balance Sheets(1)
Fixed maturity securities:
Bonds:
United States government and government agencies and authorities	$341	$374	$374
State and political subdivisions	184	205	205
Foreign governments(2)	3,880	5,289	5,289
Public utilities	1,116	1,255	1,255
Mortgage-backed and asset-backed securities	2,845	2,872	2,872
All other corporate bonds	5,817	6,206	6,206
Total fixed maturity securities	14,183	16,201	16,201

Equity securities	35	36	36
Non-redeemable preferred stock	83	78	78
Mortgage loans on real estate	992	XXXX	992
Policy loans	1,260	XXXX	1,260
Funds withheld at interest	5,410	XXXX	5,410
Short-term investments	89	XXXX	89
Other invested assets	899	XXXX	899
Total investments	$22,951	XXXX	$24,965

(1)		Fixed maturity securities are classified as available-for-sale and carried at fair value.

(2)		Includes fixed maturities directly issued by foreign governments, supranational and foreign government-sponsored enterprises.

Schedule II Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Supplementary Information Disclosure Statement Of Financial Position [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
December 31,
(dollars in thousands)

	2011	2010	2009
CONDENSED BALANCE SHEETS
Assets:
Fixed maturity securities available-for-sale, at fair value	$467,306	$482,188
Short-term and other investments	44,825	64,135
Cash and cash equivalents	71,506	31,698
Investment in subsidiaries	6,879,608	5,607,406
Loans to subsidiaries	775,000	350,000
Other assets	132,841	100,282
Total assets	$8,371,086	$6,635,709

Liabilities and stockholders' equity:
Short-term and long-term debt - unaffiliated(1)	$1,494,615	$1,296,337
Long-term debt - affiliated(2)	500,000	164,919
Other liabilities	557,773	409,047
Stockholders' equity	5,818,698	4,765,406
Total liabilities and stockholders' equity	$8,371,086	$6,635,709

CONDENSED STATEMENTS OF INCOME
Interest / dividend income(3)	$245,631	$128,448	$44,588
Investment related gains (losses), net	1,723	2,944	(3,417)
Operating expenses	(32,550)	(19,442)	(17,965)
Interest expense	(111,600)	(96,556)	(73,673)
Income (loss) before income tax and undistributed earnings of subsidiaries	103,204	15,394	(50,467)
Income tax expense (benefit)	8,935	6,707	(25,028)
Net income (loss) before undistributed earnings of subsidiaries	94,269	8,687	(25,439)
Equity in undistributed earnings of subsidiaries	451,776	527,055	398,435
Net income	$546,045	$535,742	$372,996

(1)	Short-term and long-term debt - unaffiliated consists of the following:
	2011	2010
$400 million 6.75% Junior Subordinated Debentures due 2065	$398,652	$398,650
$400 million 5.00% Senior Notes due 2021	397,920	--
$400 million 6.45% Senior Notes due 2019	399,466	399,398
$300 million 5.625% Senior Notes due 2017	298,577	298,304
$200 million 6.75% Senior Notes due 2011 (short-term)	--	199,985
Total	$1,494,615	$1,296,337

(2)	Long-term debt - affiliated in 2011 consists of $500,000 of subordinated debt issued to various operating subsidiaries and in 2010 consists of $164,919 of subordinated debt issued to RGA Capital Trust I.

(3)	Interest/Dividend income includes $190,000 and $80,000 of cash dividends received from consolidated subsidiaries in 2011 and 2010, respectively. No cash dividends from consolidated subsidiaries are included in 2009.

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (continued)
December 31,
(dollars in thousands)

	2011	2010	2009
CONDENSED STATEMENTS OF CASH FLOWS
Operating activities:
Net income	$546,045	$535,742	$372,996
Equity in earnings of subsidiaries	(453,806)	(528,228)	(399,235)
Loss on retirement of trust preferred securities	4,391	--	--
Foreign currency gain on repayment of debt	--	--	(4,826)
Other, net	143,716	12,205	31,975
Net cash provided by operating activities	$240,346	$19,719	$910

Investing activities:
Sales of fixed maturity securities available-for-sale	$171,791	$169,910	$217,141
Purchases of fixed maturity securities available-for-sale	(116,010)	(214,025)	(454,504)
Purchases of subsidiary debt securities	(475,000)	(100,000)	(226,550)
Maturities of subsidiary debt securities	50,000	226,550	--
Change in short-term and other invested assets	(2,055)	7,688	(7,526)
Capital contributions to subsidiaries	(105,575)	(73,950)	(91,000)
Net cash provided by (used in) investing activities	(476,849)	16,173	(562,439)

Financing activities:
Dividends to stockholders	(44,229)	(35,170)	(26,212)
Purchases of treasury stock	(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement	4,933	(2,255)	2,605
Exercise of stock options, net	6,449	2,277	6,301
Change in cash collateral for derivative positions	--	6,759	(14,189)
Principal payments on debt	(200,000)	--	(22,539)
Maturity of trust preferred securities	(159,473)	--	--
Proceeds from unaffiliated long-term debt issuance, net	394,388	--	396,344
Proceeds from affiliated long-term debt issuance	500,000	--	--
Proceeds from redemption and remarketing of trust preferred securities	154,588	--	2
Net cash (used in) provided by financing activities	276,311	(29,107)	340,705
Net change in cash and cash equivalents	39,808	6,785	(220,824)
Cash and cash equivalents at beginning of year	31,698	24,913	245,737
Cash and cash equivalents at end of year	$71,506	$31,698	$24,913

Schedule III Supplementary Insurance Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Insurance Information [Abstract]
Supplementary Insurance Information For Insurance Companies Disclosure [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION
(dollars in thousands)

	As of December 31,
	Deferred Policy Acquisition Costs		Future Policy Benefits and Interest-Sensitive Contract Liabilities		Other Policy Claims and Benefits Payable
	Assumed	Ceded	Assumed	Ceded	Assumed	Ceded
2011
U.S. operations	$2,563,919	$(35,292)	$13,236,919	$(221,872)	$1,094,172	$(71,323)
Canada operations	250,262	(524)	2,762,175	(215,176)	192,187	(20,364)
Europe & South Africa operations	347,112	(12,092)	718,167	(32,945)	573,019	(22,166)
Asia Pacific operations	444,318	(13,778)	1,567,628	(68,533)	970,756	(40,964)
Corporate and Other	--	--	13,465	--	11,239	(217)
Total	$3,605,611	$(61,686)	$18,298,354	$(538,526)	$2,841,373	$(155,034)

2010
U.S. operations	$2,331,081	$(34,550)	$12,457,977	$(206,375)	$1,075,515	$(104,039)
Canada operations	245,645	(776)	2,703,322	(217,174)	181,326	(42,924)
Europe & South Africa operations	377,620	(13,348)	604,696	(31,366)	482,033	(22,120)
Asia Pacific operations	422,536	(13,684)	1,270,075	(64,455)	842,893	(34,726)
Corporate and Other	191	--	13,200	--	16,174	(508)
Total	$3,377,073	$(62,358)	$17,049,270	$(519,370)	$2,597,941	$(204,317)

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION (continued)
(dollars in thousands)

	Year ended December 31,
	Premium Income	Net Investment Income	Policyholder Benefits and Interest Credited	Amortization of DAC	Other Operating Expenses
2011
U.S. operations	$3,992,678	$858,536	$(3,787,801)	$(345,426)	$(356,191)
Canada operations	835,298	188,304	(673,105)	(146,680)	(71,293)
Europe & South Africa operations	1,194,477	44,351	(1,001,921)	(35,833)	(129,003)
Asia Pacific operations	1,304,490	84,837	(1,077,982)	(162,926)	(147,272)
Corporate and Other	8,744	105,169	(768)	(258)	(129,508)
Total	$7,335,687	$1,281,197	$(6,541,577)	$(691,123)	$(833,267)

2010
U.S. operations	$3,797,081	$865,798	$(3,539,577)	$(631,945)	$(268,704)
Canada operations	797,206	169,136	(656,358)	(144,680)	(57,394)
Europe & South Africa operations	918,513	37,039	(734,392)	(35,154)	(118,564)
Asia Pacific operations	1,139,065	71,827	(926,383)	(115,496)	(127,703)
Corporate and Other	7,815	94,860	(427)	(830)	(97,942)
Total	$6,659,680	$1,238,660	$(5,857,137)	$(928,105)	$(670,307)

2009
U.S. operations	$3,320,723	$819,540	$(3,168,321)	$(599,329)	$(196,448)
Canada operations	614,831	141,586	(501,136)	(127,828)	(45,868)
Europe & South Africa operations	781,952	34,176	(656,485)	(30,815)	(102,904)
Asia Pacific operations	998,927	62,434	(817,052)	(89,750)	(107,171)
Corporate and Other	8,728	64,726	(170)	(858)	(82,128)
Total	$5,725,161	$1,122,462	$(5,143,164)	$(848,580)	$(534,519)

Schedule IV Reinsurance (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule Of Reinsurance Premiums For Insurance Companies [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE IV—REINSURANCE
(in millions)

	As of or for the Year ended December 31,
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amounts	Percentage of Amount Assumed to Net
2011
Life insurance in force	$76	$39,987	$2,664,353	$2,624,442	101.52%
Premiums
U.S. operations	$2.6	$197.0	$4,187.1	$3,992.7	104.87%
Canada operations	--	104.7	940.1	835.3	112.55
Europe & South Africa operations	--	30.0	1,224.4	1,194.5	102.50
Asia Pacific operations	--	36.8	1,341.3	1,304.5	102.82
Corporate and Other	--	--	8.7	8.7	100.00
Total	$2.6	$368.5	$7,701.6	$7,335.7	104.99%

2010
Life insurance in force	$74	$42,582	$2,540,317	$2,497,809	101.70%
Premiums
U.S. operations	$2.7	$196.6	$3,991.0	$3,797.1	105.11%
Canada operations	--	280.6	1,077.8	797.2	135.20
Europe & South Africa operations	--	32.4	950.9	918.5	103.53
Asia Pacific operations	--	31.6	1,170.7	1,139.1	102.77
Corporate and Other	--	--	7.8	7.8	100.00
Total	$2.7	$541.2	$7,198.2	$6,659.7	108.09%

2009
Life insurance in force	$72	$46,897	$2,325,041	$2,278,216	102.06%
Premiums
U.S. operations	$2.3	$193.2	$3,511.6	$3,320.7	105.75%
Canada operations	--	268.0	882.9	614.9	143.58
Europe & South Africa operations	--	28.9	810.9	782.0	103.70
Asia Pacific operations	--	28.9	1,027.8	998.9	102.89
Corporate and Other	--	--	8.7	8.7	100.00
Total	$2.3	$519.0	$6,241.9	$5,725.2	109.03%

Schedule V Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS
(in millions)

Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
2011
Allowance on income taxes	$3.9	$--	$5.4	$0.7	$8.6
Valuation allowance for mortgage loans	6.2	9.5	--	3.9	11.8

2010
Allowance on income taxes	$3.5	$--	$3.2	$2.8	$3.9
Valuation allowance for mortgage loans	5.8	7.4	--	7.0	6.2

2009
Allowance on income taxes	$7.9	$--	$--	$4.4	$3.5
Valuation allowance for mortgage loans	0.5	8.4	--	3.1	5.8

Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Traditional Individual Fixed Annuities [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	2.47%	3.79%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	0.50 – 4.50%	2.50 – 4.50%
Equity Indexed Annuities [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	4.07%	3.69%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	1.00 – 3.00%	1.00 – 3.00%
Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	4.02%	5.12%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	1.50 – 5.42%	1.50 – 5.71%
Guaranteed Investment Contracts [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	3.79%	3.79%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	0.00 – 4.50%	0.00 – 4.50%
Universal Life [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount At Risk By Product And Weighted Average Credit Rate Of Guaranteed Contracts	4.69%	5.00%
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	3.00 – 6.00%	3.00 – 6.00%
Non-variable Annuity and Universal Life policies [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	6.00%	6.00%
Non-variable Annuity and Universal Life policies [Member] | Minimum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	0.50%	1.00%
Non-variable Annuity and Universal Life policies [Member] | Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Range of Guaranteed Minimum Return Rates	2.7%	2.8%

Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Policy Acquisition Costs [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	$ 4,013,984,000	$ 3,726,443,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(470,059,000)	(411,728,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	3,543,925,000	3,314,715,000
Future Policy Benefits [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	9,903,503,000	9,274,789,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	383,000	0
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	9,903,886,000	9,274,789,000
Deferred Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	1,831,869,000	1,396,747,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(152,035,000)	(136,567,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	1,679,834,000	1,260,180,000
Retained Earnings Member
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	3,131,934,000	2,587,403,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(313,505,000)	(259,930,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	2,818,429,000	2,327,473,000
Accumulated Other Comprehensive Income Member
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	1,623,055,000	907,415,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(4,902,000)	(15,231,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	1,618,153,000	892,184,000
Claims And Other Policy Benefits [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	6,224,800,000	5,547,155,000	4,819,426,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	383,000	0	0
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	6,225,183,000	5,547,155,000	4,819,426,000
Policy Acquisition Costs And Other Insurance Expenses [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	919,595,000	1,079,953,000	958,326,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	70,426,000	57,636,000	51,786,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	990,021,000	1,137,589,000	1,010,112,000
Income Before Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	834,380,000	863,817,000	592,345,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(70,809,000)	(57,636,000)	(51,786,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	763,571,000	806,181,000	540,559,000
Provision For Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	234,760,000	289,415,000	185,259,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(17,234,000)	(18,976,000)	(17,696,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	217,526,000	270,439,000	167,563,000
Net Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	599,620,000	574,402,000	407,086,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(53,575,000)	(38,660,000)	(34,090,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	546,045,000	535,742,000	372,996,000
Basic Earnings Per Share [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	8.15	7.85	5.59
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(0.73)	(0.53)	(0.47)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	7.42	7.32	5.12
Diluted Earnings Per Share [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	8.09	7.69	5.55
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(0.72)	(0.52)	(0.46)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	7.37	7.17	5.09
Change In Foreign Currency Translation Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	(35,829,000)	59,648,000	191,084,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	10,329,000	(8,328,000)	(13,127,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	(25,500,000)	51,320,000	177,957,000
Total Comprehensive Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	1,315,260,000	1,182,608,000	1,259,008,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(43,246,000)	(46,988,000)	(47,217,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	1,272,014,000	1,135,620,000	1,211,791,000
Change In Operating Assets And Liabilities Deferred Policy Acquisition Costs [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	(312,329,000)	4,192,000	3,357,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	70,426,000	57,636,000	51,786,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	(241,903,000)	61,828,000	55,143,000
Change In Operating Assets And Liabilities Future Policy Benefits Other Policy Claims And Benefits And Other Reinsurance Balances [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	970,302,000	1,580,458,000	907,732,000
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	383,000	0	0
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	970,685,000	1,580,458,000	907,732,000
Change In Operating Assets And Liabilities Deferred Income Taxes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount before Application	186,228,000	444,150,000	(81,195,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount of Application Adjustment	(17,234,000)	(18,976,000)	(17,696,000)
Retrospective Effect of Change in Accounting Principle, Tabular Presentation by Financial Statement Line Item, Amount after Application	$ 168,994,000	$ 425,174,000	$ (98,891,000)

Summary of Significant Accounting Policies (Narrative) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Impairment of Intangible Assets, Finite-lived				$ 7,700,000
Goodwill	7,000,000	7,000,000	7,000,000
Value of Business Acquired (VOBA)	1,000,000	800,000	1,000,000
Accumulated Amortization Of Value Of Business Acquired VOBA		24,600,000	24,400,000
Amortization of Value of Business Acquired (VOBA)		200,000	12,300,000	400,000
Values Of Business Acquired Distribution Agreements And Customer Relationships	117,300,000	106,300,000	117,300,000
Accumulated Amortization Of Values Of Business Acquired Distribution Agreements And Customer Relationships		14,300,000	3,400,000
Amortization Of Values Of Business Acquired Distribution Agreements And Customer Relationships		10,900,000	3,400,000
Future Amortization Expense, Year One		10,500,000
Future Amortization Expense, Year Two		10,100,000
Future Amortization Expense, Year Three		9,500,000
Future Amortization Expense, Year Four		9,400,000
Future Amortization Expense, Year Five		9,000,000
Capitalized Computer Software, Net	14,600,000	33,000,000	14,600,000
Capitalized Computer Software, Amortization		4,300,000	4,000,000	3,500,000
Traditional Life, Interest Rate, Low End		3.00%
Traditional Life, Interest Rate, High End		6.00%
Warrant Conversion Value In Common Shares	1.2508	1.2508
Number Of Trust Preferred Securites		4,500,000
Value Of Trust Preferred Securites At Issue Date		158,100,000
Trust Preferred Securities Fixed Annual Distribution Rate		5.75%
Face Value Of Trust Preferred Securites		225,000,000
Warrants Excercised		4,402,078
Price Per Warrant		35.44
Stock Issued During Period Shares Conversion Of Units		5,506,088
Unexercised Warrant Cash Redemption Value		14.56
Maximum Life Insurance Retention Per Individual Life		8,000,000
Retrocession Pool Participants Minimum AM Best Rating		"A-(excellent)"
Claims Recoverable From Retrocessionaires Past Due	16,000,000	11,400,000	16,000,000
Annuities With Crediting Rates Not Subject To Surrender Changes	860,400,000	804,300,000	860,400,000
Annuities With Crediting Rates Not Subject To Surrender Charges At Their Minimum Guaranteed Rates		95.00%	76.10%
Reinsurance Claims Recoverables	162,400,000	151,900,000	162,400,000
New Accounting Pronouncement Or Change In Accounting Principle Cumulative Effect Of Change On Equity				$ 4,400,000

Stock Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Treasury Stock Value Acquired Cost Method	$ (380,345,000)	$ (718,000)	$ (1,607,000)
Treasury Stock Value Acquired Cost Method Repurchase Agreement	43,100,000
Accelerated Share Repurchases [Line Items]
Shares Granted To Non Employee Directors	14,200
Warrants Excercised	4,402,078
Price Per Warrant	35.44
Stock Issued During Period Shares Conversion Of Units	5,506,088
Incentive Award Tax Settlement [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued	141,405
Treasury Stock, Shares, Acquired	49,669
Treasury Stock Acquired, Average Cost Per Share	$ 59.55
Met Life Inc [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	3,000,000
Treasury Stock Acquired, Average Cost Per Share	$ 61.14
Repurchase Program 2002 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	838,362
Treasury Stock Acquired, Average Cost Per Share	$ 51.39
Stock Repurchase Program, Remaining Authorized Repurchase Amount	300,000	43,400,000
Accelerated Share Repurchase [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	2,500,000
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Initial Price Paid Per Share	$ 59.76
Accelerated Share Repurchases, Settlement Payment or Receipt	149,400,000
Accelerated Share Repurchases, Adjustment to Recorded Amount	$ 4,300,000
Accelerated Share Repurchases, Final Price Paid Per Share	$ 61.47

Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments [Abstract]
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Mortgage loans on real estate	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661	512,027	875,403
Investments and Cash, Total	$ 25,927,482	$ 23,130,229

Investments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	$ 1,311,289	$ 1,263,663	$ 1,140,602
Investment Income, Investment Expense	(30,092)	(25,003)	(18,140)
Investment income, net of related expenses	1,281,197	1,238,660	1,122,462
Available-for-sale Securities [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	757,726	715,817	609,917
Mortgage Loans on Real Estate [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	55,931	51,186	46,652
Policy Loans [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	66,621	72,743	68,213
Funds Withheld At Interest [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	388,694	385,762	382,351
Short-term Investments [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	2,378	4,968	4,692
Other Aggregated Investments [Member]
Major Categories Of Investment Income Net Of Expenses [Line Items]
Investment Revenue	$ 39,939	$ 33,187	$ 28,777

Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities [Abstract]
Other-than-temporary impairments on fixed maturity securities	$ (30,873)	$ (31,920)	$ (128,834)
Other Than Temporary Impairments On Fixed Maturity Securities Transferred To Other Comprehensive Loss	3,924	2,045	16,045
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(26,949)	(29,875)	(112,789)
Impairment Losses On Equity Securities	(4,116)	(32)	(11,058)
Available-for-sale Securities, Gross Realized Gains	132,045	100,957	113,872
Available-for-sale Securities, Gross Realized Losses	(26,996)	(28,730)	(72,987)
Other Impairment Losses And Change In Mortgage Loan Provision	(10,238)	(5,976)	(8,471)
Deriviatives And Other Investments Net	(99,802)	175,686	125,581
Realized Investment Gains (Losses)	$ (36,056)	$ 212,030	$ 34,148

Investments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	$ 47,291	$ 47,905	$ 17,132
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	8,349	7,359	7,853
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, Additional Credit Losses	9,059	9,346	22,920
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	(752)	(17,319)	0
Balance, end of period	$ 63,947	$ 47,291	$ 47,905

Investments (Details 4) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	$ 292,486,000	$ 319,131,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,236,000)	4,081,000	(10,429,000)
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	14,182,880,000	13,345,022,000
Available-for-sale Securities, Gross Unrealized Gains	2,300,036,000	1,273,137,000
Available-for-sale Securities, Gross Unrealized Losses	281,966,000	313,562,000
Available-for-sale Securities, Fair Value Disclosure	16,200,950,000	14,304,597,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(18,523,000)	(16,623,000)
Percentage Of Total Available For Sales Securities	100.00%	100.00%
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	117,840,000	135,550,000
Available-for-sale Securities, Gross Unrealized Gains	6,580,000	10,230,000
Available-for-sale Securities, Gross Unrealized Losses	10,520,000	5,569,000
Available-for-sale Securities, Fair Value Disclosure	113,900,000	140,211,000
Percentage Of Total Available For Sales Securities	100.00%	100.00%
Corporate Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,931,958,000	6,384,262,000
Available-for-sale Securities, Gross Unrealized Gains	654,519,000	426,933,000
Available-for-sale Securities, Gross Unrealized Losses	125,371,000	100,751,000
Available-for-sale Securities, Fair Value Disclosure	7,461,106,000	6,710,444,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	46.00%	46.90%
Canadian Provincial Governments [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,507,802,000	2,386,428,000
Available-for-sale Securities, Gross Unrealized Gains	1,362,160,000	675,132,000
Available-for-sale Securities, Gross Unrealized Losses	29,000	3,993,000
Available-for-sale Securities, Fair Value Disclosure	3,869,933,000	3,057,567,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	23.90%	21.40%
Residential Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,167,265,000	1,443,892,000
Available-for-sale Securities, Gross Unrealized Gains	76,393,000	55,765,000
Available-for-sale Securities, Gross Unrealized Losses	16,424,000	26,580,000
Available-for-sale Securities, Fair Value Disclosure	1,227,234,000	1,473,077,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,042,000)	(1,650,000)
Percentage Of Total Available For Sales Securities	7.60%	10.30%
Asset-backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	443,974,000	440,752,000
Available-for-sale Securities, Gross Unrealized Gains	11,692,000	12,001,000
Available-for-sale Securities, Gross Unrealized Losses	53,675,000	61,544,000
Available-for-sale Securities, Fair Value Disclosure	401,991,000	391,209,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(5,256,000)	(4,963,000)
Percentage Of Total Available For Sales Securities	2.50%	2.70%
Commercial Mortgage Backed Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,233,958,000	1,353,279,000
Available-for-sale Securities, Gross Unrealized Gains	87,750,000	81,839,000
Available-for-sale Securities, Gross Unrealized Losses	79,489,000	97,265,000
Available-for-sale Securities, Fair Value Disclosure	1,242,219,000	1,337,853,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(12,225,000)	(10,010,000)
Percentage Of Total Available For Sales Securities	7.70%	9.40%
US Government and Government Agencies and Authorities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	341,087,000	199,129,000
Available-for-sale Securities, Gross Unrealized Gains	32,976,000	7,795,000
Available-for-sale Securities, Gross Unrealized Losses	61,000	708,000
Available-for-sale Securities, Fair Value Disclosure	374,002,000	206,216,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	2.30%	1.40%
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	184,308,000	170,479,000
Available-for-sale Securities, Gross Unrealized Gains	24,419,000	2,098,000
Available-for-sale Securities, Gross Unrealized Losses	3,341,000	8,117,000
Available-for-sale Securities, Fair Value Disclosure	205,386,000	164,460,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	1.30%	1.20%
Foreign Government Debt Securities [Member] | Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,372,528,000	966,801,000
Available-for-sale Securities, Gross Unrealized Gains	50,127,000	11,574,000
Available-for-sale Securities, Gross Unrealized Losses	3,576,000	14,604,000
Available-for-sale Securities, Fair Value Disclosure	1,419,079,000	963,771,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0
Percentage Of Total Available For Sales Securities	8.70%	6.70%
Nonredeemable Preferred Stock [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	82,488,000	100,718,000
Available-for-sale Securities, Gross Unrealized Gains	4,677,000	4,130,000
Available-for-sale Securities, Gross Unrealized Losses	8,982,000	5,298,000
Available-for-sale Securities, Fair Value Disclosure	78,183,000	99,550,000
Percentage Of Total Available For Sales Securities	68.60%	71.00%
Equity Securities, Other [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	35,352,000	34,832,000
Available-for-sale Securities, Gross Unrealized Gains	1,903,000	6,100,000
Available-for-sale Securities, Gross Unrealized Losses	1,538,000	271,000
Available-for-sale Securities, Fair Value Disclosure	$ 35,717,000	$ 40,661,000
Percentage Of Total Available For Sales Securities	31.40%	29.00%

Investments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	$ 178,548
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	2,479,316
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	3,868,653
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	4,811,166
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	2,845,197
Available for Sale at Fair value - Amortized cost	14,182,880	13,345,022
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	181,033
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	2,559,352
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	4,195,878
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	6,393,243
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	2,871,444
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597

Investments (Details 6) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finance Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 2,411,175,000	$ 2,447,486,000
Available-for-sale Securities, Fair Value Disclosure	2,442,149,000	2,501,158,000
Percentage Of Total Available For Sales Securities	32.70%	37.30%
Industrial [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,402,099,000	3,065,088,000
Available-for-sale Securities, Fair Value Disclosure	3,760,187,000	3,281,255,000
Percentage Of Total Available For Sales Securities	50.40%	48.90%
Utility Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,115,384,000	868,382,000
Available-for-sale Securities, Fair Value Disclosure	1,255,090,000	924,304,000
Percentage Of Total Available For Sales Securities	16.90%	13.70%
Other Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,300,000	3,306,000
Available-for-sale Securities, Fair Value Disclosure	$ 3,680,000	$ 3,727,000
Percentage Of Total Available For Sales Securities	0.00%	0.10%

Investments (Details 7) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Australia [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 437,713,000	$ 350,178,000
Available-for-sale Securities, Fair Value Disclosure	446,694,000	343,716,000
Percentage Of Total Available For Sales Securities	39.10%	54.00%
Japan [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	214,994,000
Available-for-sale Securities, Fair Value Disclosure	219,276,000
Percentage Of Total Available For Sales Securities	19.20%
United Kingdom [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	118,618,000	84,650,000
Available-for-sale Securities, Fair Value Disclosure	130,106,000	86,126,000
Percentage Of Total Available For Sales Securities	11.40%	13.50%
Germany [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	72,926,000	30,920,000
Available-for-sale Securities, Fair Value Disclosure	75,741,000	30,602,000
Percentage Of Total Available For Sales Securities	6.60%	4.80%
New Zealand [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	51,547,000
Available-for-sale Securities, Fair Value Disclosure	51,544,000
Percentage Of Total Available For Sales Securities	4.50%
South Africa [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	37,624,000	43,173,000
Available-for-sale Securities, Fair Value Disclosure	38,528,000	43,991,000
Percentage Of Total Available For Sales Securities	3.40%	6.90%
South Korea [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	30,592,000	22,812,000
Available-for-sale Securities, Fair Value Disclosure	32,025,000	23,378,000
Percentage Of Total Available For Sales Securities	2.80%	3.70%
Qatar [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis		26,464,000
Available-for-sale Securities, Fair Value Disclosure		27,549,000
Percentage Of Total Available For Sales Securities		4.30%
United Arab Emirates [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis		14,545,000
Available-for-sale Securities, Fair Value Disclosure		15,067,000
Percentage Of Total Available For Sales Securities		2.40%
Other Countries [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	139,927,000	62,930,000
Available-for-sale Securities, Fair Value Disclosure	148,792,000	66,205,000
Percentage Of Total Available For Sales Securities	13.00%	10.40%
Combined Sovereign Debt [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,103,941,000	635,672,000
Available-for-sale Securities, Fair Value Disclosure	$ 1,142,706,000	$ 636,634,000
Percentage Of Total Available For Sales Securities	100.00%	100.00%

Investments (Details 8) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finance Industry [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 29,649,000	$ 40,373,000
Available-for-sale Securities, Fair Value Disclosure	24,775,000	36,074,000
Percentage Of Total Available For Sales Securities	33.50%	45.40%
Finance Industry [Member] | Ireland [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,084,000	12,626,000
Available-for-sale Securities, Fair Value Disclosure	4,397,000	12,626,000
Percentage Of Total Available For Sales Securities	5.90%	15.90%
Finance Industry [Member] | Spain [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	25,565,000	27,747,000
Available-for-sale Securities, Fair Value Disclosure	20,378,000	23,448,000
Percentage Of Total Available For Sales Securities	27.60%	29.50%
Other Industry [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	49,831,000	42,892,000
Available-for-sale Securities, Fair Value Disclosure	49,094,000	43,428,000
Percentage Of Total Available For Sales Securities	66.50%	54.60%
Other Industry [Member] | Ireland [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	12,474,000
Available-for-sale Securities, Fair Value Disclosure	13,149,000
Percentage Of Total Available For Sales Securities	17.80%
Other Industry [Member] | Italy [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,898,000	2,745,000
Available-for-sale Securities, Fair Value Disclosure	2,808,000	2,675,000
Percentage Of Total Available For Sales Securities	3.80%	3.30%
Other Industry [Member] | Spain [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	34,459,000	40,147,000
Available-for-sale Securities, Fair Value Disclosure	33,137,000	40,753,000
Percentage Of Total Available For Sales Securities	44.90%	51.30%
Combined European Peripheral Region [Member]
Non-Sovereign Fixed Maturity and Equity Securities in European Peripheral Region [Line Items]
Available-for-sale Securities, Amortized Cost Basis	79,480,000	83,265,000
Available-for-sale Securities, Fair Value Disclosure	$ 73,869,000	$ 79,502,000
Percentage Of Total Available For Sales Securities	100.00%	100.00%

Investments (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	940	1,028
Available-for-sale Securities, Gross Unrealized Losses	$ 292,486	$ 319,131
Percentage Of Total Gross Unrealized Losses	100.00%	100.00%
Less Than 20 Percent [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	833	908
Available-for-sale Securities, Gross Unrealized Losses	131,155	146,404
Percentage Of Total Gross Unrealized Losses	44.80%	45.90%
More Than Or Equal To 20 Percent For Less Than Six Months [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	44	14
Available-for-sale Securities, Gross Unrealized Losses	51,503	18,114
Percentage Of Total Gross Unrealized Losses	17.60%	5.70%
More Than Or Equal To 20 Percent For Six Months Or Greater [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	63	106
Available-for-sale Securities, Gross Unrealized Losses	$ 109,828	$ 154,613
Percentage Of Total Gross Unrealized Losses	37.60%	48.40%

Investments (Details 10) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	940	1,028
Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,581,692,000	2,101,611,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	73,831,000	56,859,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	667,783,000	1,031,218,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	208,135,000	256,703,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,249,475,000	3,132,829,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	281,966,000	313,562,000
Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	21,178,000	22,864,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	5,080,000	1,105,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	21,599,000	28,867,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5,440,000	4,464,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	42,777,000	51,731,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	10,520,000	5,569,000
Less Than 12 Months [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	546	520
Greater Than Or Equal To 12 Months [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	394	508
External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,304,417,000	2,042,029,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	53,879,000	54,422,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	526,382,000	789,281,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	128,295,000	152,793,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,830,799,000	2,831,310,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	182,174,000	207,215,000
External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	277,275,000	59,582,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	19,952,000	2,437,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	141,401,000	241,937,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	79,840,000	103,910,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	418,676,000	301,519,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	99,792,000	106,347,000
Corporate Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	790,758,000	1,020,784,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	40,180,000	30,438,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	286,244,000	329,109,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	63,117,000	58,539,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,077,002,000	1,349,893,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	103,297,000	88,977,000
Corporate Debt Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	212,795,000	58,420,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	10,852,000	1,832,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	47,310,000	91,205,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	11,222,000	9,942,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	260,105,000	149,625,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	22,074,000	11,774,000
US Government Agencies Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,764,000	11,839,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	61,000	708,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,764,000	11,839,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	61,000	708,000
US States and Political Subdivisions Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	21,045,000	68,229,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,845,000	2,890,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,273,000	31,426,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,268,000	5,227,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	33,318,000	99,655,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3,113,000	8,117,000
US States and Political Subdivisions Debt Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,000,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	228,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,000,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	228,000	0
Foreign Government Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	148,416,000	462,272,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,085,000	6,694,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	16,588,000	82,815,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2,491,000	7,910,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	165,004,000	545,087,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3,576,000	14,604,000
Commercial Mortgage Backed Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	109,455,000	132,526,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,538,000	4,143,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	58,979,000	109,158,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	22,001,000	29,059,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	168,434,000	241,684,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	25,539,000	33,202,000
Commercial Mortgage Backed Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	34,918,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	7,220,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	62,357,000	89,170,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	46,730,000	64,063,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	97,275,000	89,170,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	53,950,000	64,063,000
Residential Mortgage Backed Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	128,622,000	195,406,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,549,000	4,986,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	58,388,000	105,601,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	10,382,000	13,607,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	187,010,000	301,007,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	13,931,000	18,593,000
Residential Mortgage Backed Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	23,199,000	1,162,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	712,000	605,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,459,000	38,206,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,781,000	7,382,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	33,658,000	39,368,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2,493,000	7,987,000
Asset-backed Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	101,263,000	23,065,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,592,000	570,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	93,910,000	131,172,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	29,036,000	38,451,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	195,173,000	154,237,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	32,628,000	39,021,000
Asset-backed Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,363,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	940,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	21,275,000	23,356,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	20,107,000	22,523,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	23,638,000	23,356,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	21,047,000	22,523,000
Canadian Provincial Governments [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,094,000	127,908,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	29,000	3,993,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,094,000	127,908,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	29,000	3,993,000
Nonredeemable Preferred Stock [Member] | Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	19,516,000	15,987,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	4,478,000	834,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	15,694,000	28,549,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	4,504,000	4,464,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	35,210,000	44,536,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	8,982,000	5,298,000
Equity Securities, Other [Member] | Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,662,000	6,877,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	602,000	271,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,905,000	318,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	936,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	7,567,000	7,195,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,538,000	271,000

Investments (Details 11) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	100.00%	100.00%
Apartment [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	124,674	93,042
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	12.40%	10.40%
Retail [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	335,745	256,304
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	33.50%	28.70%
Office Building [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	264,584	263,063
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	26.40%	29.50%
Industrial [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	200,762	227,868
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	20.00%	25.60%
Other Commercial [Member]
Mortgage Loans Property Type Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 77,759	$ 51,773
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	7.70%	5.80%

Investments (Details 12) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	100.00%	100.00%
Pacific [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	269,922	232,940
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	26.90%	26.10%
South Atlantic [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	233,534	217,637
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	23.30%	24.40%
Mountain [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	116,224	99,145
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	11.60%	11.10%
Middle Atlantic [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	86,590	83,843
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	8.60%	9.40%
West North Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	69,789	70,279
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	7.00%	7.90%
East North Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	92,861	58,955
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	9.20%	6.60%
West South Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	58,506	51,351
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	5.80%	5.70%
East South Central [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	40,767	41,721
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	4.10%	4.70%
New England [Member]
Mortgage Loans On Real Estate Geographic Location Of Property [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 35,331	$ 36,179
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	3.50%	4.10%

Investments (Details 13) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
Mortgage Loans On Real Estate Due One Year Through Five Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	493,027	412,359
Mortgage Loans On Real Estate Due After Five Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	299,252	399,100
Mortgage Loans On Real Estate Due After Ten Years [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 211,245	$ 80,591

Investments (Details 14) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050
High Investment Grade [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	252,333	205,127
Investment Grade [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	526,608	585,818
Average [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	105,177	38,152
Watch List [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	91,037	44,208
In Or Near Default [Member]
Credit Quality Indicators [Line Items]
Mortgage Loans On Real Estate Commercial And Consumer	$ 28,369	$ 18,745

Investments (Details 15) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Aging [Abstract]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 21,800	$ 0
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	0	0
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	20,316	15,555
Financing Receivable, Recorded Investment, Past Due	42,116	15,555
Financing Receivable, Recorded Investment, Current	961,408	876,495
Mortgage Loans On Real Estate Commercial And Consumer	$ 1,003,524	$ 892,050

Investments (Details 16) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans [Abstract]
Financing Receivable, Individually Evaluated for Impairment	$ 60,904	$ 35,646
Financing Receivable, Collectively Evaluated for Impairment	942,620	856,404
Loans Receivable, Gross, Commercial, Real Estate	1,003,524	892,050
Valuation Allowances [Abstract]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	8,188	6,239
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	3,605	0
Financing Receivable Allowance For Credit Losses Total	11,793	6,239
Mortgage Loans Net Of Valuation Allowance [Abstract]
Mortgage loans on real estate	$ 991,731	$ 885,811

Investments (Details 17) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses [Roll Forward]
Balance beginning	$ 6,239	$ 5,784	$ 526
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(3,947)	0	(2,371)
Allowance for Loan and Lease Losses, Provision for Loss, Net	9,501	455	7,629
Balance ending	$ 11,793	$ 6,239	$ 5,784

Investments (Details 18) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	$ 61,812	$ 35,646
Impaired Financing Receivable, Recorded Investment	60,904	35,646
Impaired Financing Receivable, Related Allowance	8,188	6,239
Loans And Leases Receivable Impaired At Carrying Value 1	52,716	29,407
Impaired Financing Receivable, Average Recorded Investment	42,589	41,178
Impaired Financing Receivable, Interest Income, Accrual Method	1,048	820
Commercial Real Estate Other Receivable With No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	32,088	16,901
Impaired Financing Receivable, Recorded Investment	31,496	16,901
Impaired Financing Receivable, Related Allowance	0	0
Loans And Leases Receivable Impaired At Carrying Value 1	31,496	16,901
Impaired Financing Receivable, Average Recorded Investment	14,877	19,253
Impaired Financing Receivable, Interest Income, Accrual Method	630	525
Commercial Real Estate Other Receivable With Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Unpaid Principal Balance	29,724	18,745
Impaired Financing Receivable, Recorded Investment	29,408	18,745
Impaired Financing Receivable, Related Allowance	8,188	6,239
Loans And Leases Receivable Impaired At Carrying Value 1	21,220	12,506
Impaired Financing Receivable, Average Recorded Investment	27,712	21,925
Impaired Financing Receivable, Interest Income, Accrual Method	$ 418	$ 295

Investments (Details 19) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Investments [Abstract]
Other invested assets	$ 1,012,541	$ 707,403
Equity Securities [Member]
Other Investments [Abstract]
Other invested assets	113,900	140,211
Limited Partner [Member]
Other Investments [Abstract]
Other invested assets	251,315	214,105
Secured Debt [Member]
Other Investments [Abstract]
Other invested assets	281,022	229,583
Gain (Loss) on Derivatives [Member]
Other Investments [Abstract]
Other invested assets	257,050	34,929
Other [Member]
Other Investments [Abstract]
Other invested assets	$ 109,254	$ 88,575

Investments (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment Narrative [Line Items]
Proceeds From Sale Of Available For Sale Securities Sold At Loss	$ 476,600,000	$ 622,400,000	$ 687,800,000
Percentage Of Total Gross Unrealized Losses	100.00%	100.00%
Mortgage Loan Percent Of Cash And Invested Assets	3.80%	3.80%
Impaired Financing Receivable, Interest Income, Accrual Method	1,048,000	820,000
Loans and Leases Receivable, Impaired, Nonperforming, Nonaccrual of Interest	20,300,000	15,600,000
Policy Loans Percent Of Cash And Invested Assets	4.90%	5.30%
Funds Withheld At Interest Percent Of Cash And Invested Assets	20.90%	23.40%
Other Invested Assets Percent Of Cash And Invested Assets	3.90%	3.10%
Funds Held Under Reinsurance Agreements Asset Specific Client	3,700,000,000
Funds Withheld At Interest Investment Yield	6.87%	7.20%	7.69%
Equity Securities Continuous Unrealized Loss Position Greater Than 20 Percent Greater Than 12 Months Aggregate Losses	500,000	1,800,000
Non-Income Producing Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	86,200,000	45,300,000
Available-for-sale Securities, Fair Value Disclosure	79,700,000	41,200,000
Collateral Fixed Maturity Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	29,000,000	46,900,000
Available-for-sale Securities, Fair Value Disclosure	32,600,000	48,200,000
Canadian Province Of Onatio Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,171,200,000	959,500,000
Canadian Province Of Quebec Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,107,700,000	871,600,000
Investment Grade Securities [Member]
Investment Narrative [Line Items]
Percentage Of Total Gross Unrealized Losses	65.30%	66.10%
Below Investment Grade Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Amortized Cost Basis	811,300,000	786,900,000
Available-for-sale Securities, Fair Value Disclosure	734,900,000	712,100,000
Asset And Mortgage Backed Securities [Member]
Investment Narrative [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	$ 68,600,000	$ 94,000,000

Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments [Line Items]
Notional Amount of Derivatives	$ 4,989,001	$ 3,735,835
Derivative Asset, Fair Value, Gross Asset	286,951	110,360
Derivative Liability, Fair Value, Gross Liability	1,444,304	1,060,435
Designated As Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	677,828	637,106
Derivative Asset, Fair Value, Gross Asset	419	0
Derivative Liability, Fair Value, Gross Liability	24,956	47,467
Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	4,311,173	3,098,729
Derivative Asset, Fair Value, Gross Asset	286,532	110,360
Derivative Liability, Fair Value, Gross Liability	1,419,348	1,012,968
Interest Rate Swap [Member] | Designated As Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	56,250	21,783
Derivative Asset, Fair Value, Gross Asset	133	0
Derivative Liability, Fair Value, Gross Liability	960	1,718
Interest Rate Swap [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	2,748,317	2,302,853
Derivative Asset, Fair Value, Gross Asset	184,842	20,042
Derivative Liability, Fair Value, Gross Liability	18,702	17,132
Future [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	277,814	210,295
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	0	0
Foreign Exchange Forward [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	24,400	39,700
Derivative Asset, Fair Value, Gross Asset	4,560	5,924
Derivative Liability, Fair Value, Gross Liability	0	0
Consumer Price Index Swap [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	101,069	120,340
Derivative Asset, Fair Value, Gross Asset	766	1,491
Derivative Liability, Fair Value, Gross Liability	0	0
Credit Default Swap [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	649,500	392,500
Derivative Asset, Fair Value, Gross Asset	1,313	2,429
Derivative Liability, Fair Value, Gross Liability	10,949	131
Equity [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	510,073	33,041
Derivative Asset, Fair Value, Gross Asset	90,106	5,043
Derivative Liability, Fair Value, Gross Liability	0	0
Currency Swap [Member] | Designated As Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	621,578	615,323
Derivative Asset, Fair Value, Gross Asset	286	0
Derivative Liability, Fair Value, Gross Liability	23,996	45,749
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	361,456	274,220
Embedded Derivatives In Indexed Annuity [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	4,945	75,431
Derivative Liability, Fair Value, Gross Liability	751,523	668,951
Embedded Derivatives In Variable Annuity [Member] | Designated As Non Hedging [Member]
Derivative Instruments [Line Items]
Notional Amount of Derivatives	0	0
Derivative Asset, Fair Value, Gross Asset	0	0
Derivative Liability, Fair Value, Gross Liability	$ 276,718	$ 52,534

Derivative Instruments (Details 1) (Interest Rate Swap [Member], Available-for-sale Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap [Member] | Available-for-sale Securities [Member]
Net Derivatives Gains Losses Recognized On Fair Value Derivatives And Related Hedged Items [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (785)	$ (1,041)	$ 1,566
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	1,402	1,599	(1,350)
Gain (Loss) on Fair Value Hedge Ineffectiveness, Net	$ 617	$ 558	$ 216

Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Investments in Foreign Operations [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ (628)
Currency Swap [Member]
Net Investments in Foreign Operations [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ 4,858	$ (41,302)	$ (8,102)

Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									$ (36,056)	$ 212,030	$ 34,148
Total benefits and expenses	2,154,968	1,838,511	2,016,808	2,055,680	2,017,913	1,771,581	1,745,519	1,920,536	8,065,967	7,455,549	6,526,263
Net income	138,579	134,602	123,944	148,920	183,684	119,457	119,218	113,383	546,045	535,742	372,996
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements And Variable Annuity Contracts [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total investment related gains (losses), net									(311,420)	131,488	331,091
Net income									(37,829)	23,786	(15,659)
Embedded Derivatives In Equity Indexed Annuities [Member]
Changes In Estimated Fair Value Related To Embedded Derivatives [Line Items]
Total benefits and expenses									(114,921)	(44,988)	(71,222)
Net income									$ (55,915)	$ (26,265)	$ (51,806)

Derivative Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	$ (36,056)	$ 212,030	$ 34,148
Policy Acquisition Costs And Other Insurance Expenses	990,021	1,137,589	1,010,112
Interest credited	316,394	309,982	323,738
Interest Rate Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	178,338	68,736	(160,716)
Future [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(945)	(44,959)	(72,641)
Foreign Exchange Forward [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	1,675	3,387	2
Consumer Price Index Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	1,821	962	2,234
Credit Default Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(63)	4,786	13,654
Equity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	7,818	(3,006)	0
Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(87,236)	160,274	78,394
Embedded Derivatives In Indexed Annuity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Policy Acquisition Costs And Other Insurance Expenses	(24,551)	6,457	7,137
Interest credited	(90,370)	(51,445)	(78,359)
Embedded Derivatives In Variable Annuity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	$ (224,184)	$ (28,786)	$ 252,697

Derivative Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Exposure of Derivative Contracts [Abstract]
Estimated fair value of derivatives in net asset (liability) position	$ 227,399	$ (29,801)
Estimated Fair Value Of Collateral Provided Included In Cash	0	0
Estimated Fair Value Of Collateral Provided Included In Other Invested Assets	(27,052)	(48,223)
Cash received as collateral	(241,480)	(10,300)
Securities received as collateral	(997)	(1,781)
Net Credit Exposure On Derivative Contracts	11,974	6,341
Margin Account For Exchange Traded Futures	$ 18,153	$ 16,285

Derivative Instruments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest Rate Cash Flow Hedges [Abstract]
Accumulated Other Comprehensive Income Loss Related To Cash Flow Hedge	$ 0
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	(628)
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	0
Cash Flow Hedge Gain (Loss) Reclassified to Investment Income, Net	(200)
Accumulated Other Comprehensive Income Loss Related To Cash Flow Hedge	$ (828)

Derivative Instruments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivatives In Cash Flow Hedging Relationships [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ (628)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income, Effective Portion	200
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0

Derivative Instruments (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments [Abstract]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 900,000
Cumulative Foreign Currency Translation Gain Loss Recorded In Accumulated Other Comprehensive Income Loss For Net Investment In Foreign Operations Hedges	4,100,000	(800,000)
Gain Loss On Investments Related To Change In Fair Value Of Derivatives Excluding Embedded Derivatives	188,600,000	29,900,000	(217,500,000)
Maximum Potential Future Exposure on Credit Risk Derivatives	614,000,000	375,000,000
Embedded Derivative Gain Loss In Financial Statements From Use Of Own Credit Risk	$ 23,100,000	$ (32,200,000)	$ (301,700,000)

Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661	512,027	875,403
Accrued investment income	144,334	127,874
Reinsurance ceded receivables	626,194	769,699
Liabilities [Abstract]
Interest-sensitive contract liabilities	8,394,468	7,774,481
Collateral finance facility	652,032	850,039
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Carrying Value [Member]
Assets
Fixed maturity securities available-for-sale	16,200,950	14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	963,626	683,307
Cash and cash equivalents	962,870	463,661
Accrued investment income	144,334	127,874
Reinsurance ceded receivables	3,643	95,557
Liabilities [Abstract]
Interest-sensitive contract liabilities	6,203,001	5,856,945
Long And Short Term Debt	1,414,688	1,216,410
Collateral finance facility	652,032	850,039
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Estimated Fair Value [Member]
Assets
Fixed maturity securities available-for-sale	16,200,950	14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	1,081,924	933,513
Funds withheld at interest	6,041,984	5,838,064
Short-term investments	88,566	118,387
Other invested assets	966,237	681,242
Cash and cash equivalents	962,870	463,661
Accrued investment income	144,334	127,874
Reinsurance ceded receivables	1,248	91,893
Liabilities [Abstract]
Interest-sensitive contract liabilities	6,307,779	5,866,088
Long And Short Term Debt	1,462,329	1,226,517
Collateral finance facility	390,900	514,250
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	$ 0	$ 221,341

Fair Value Disclosures (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Funds withheld at interest - embedded derivatives	(361,456)	(274,220)
Fair Value Assets Measured On Recurring Basis Short Term Investments	46,671	7,310
Fair Value Assets Measured On Recurring Basis Other Invested Assets	403,572	223,363
Cash and Cash Equivalents, Fair Value Disclosure	563,895	253,746
Reinsurance ceded receivable - embedded derivatives	4,945	75,431
Total	16,858,577	14,590,227
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	1,028,241	721,485
Total	1,057,891	786,215
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	612,945	193,945
Funds withheld at interest - embedded derivatives	0	0
Fair Value Assets Measured On Recurring Basis Short Term Investments	37,155	5,257
Fair Value Assets Measured On Recurring Basis Other Invested Assets	91,266	125,742
Cash and Cash Equivalents, Fair Value Disclosure	563,895	253,746
Reinsurance ceded receivable - embedded derivatives	0	0
Total	1,305,261	578,690
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	14,212,340	12,665,349
Funds withheld at interest - embedded derivatives	0	0
Fair Value Assets Measured On Recurring Basis Short Term Investments	9,516	2,053
Fair Value Assets Measured On Recurring Basis Other Invested Assets	300,817	80,785
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Reinsurance ceded receivable - embedded derivatives	0	0
Total	14,522,673	12,748,187
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	0	0
Total	29,650	64,730
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,375,665	1,445,303
Funds withheld at interest - embedded derivatives	(361,456)	(274,220)
Fair Value Assets Measured On Recurring Basis Short Term Investments	0	0
Fair Value Assets Measured On Recurring Basis Other Invested Assets	11,489	16,836
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Reinsurance ceded receivable - embedded derivatives	4,945	75,431
Total	1,030,643	1,263,350
Liabilities, Fair Value Disclosure [Abstract]
Interest-sensitive contract liabilities - embedded derivatives	1,028,241	721,485
Total	1,028,241	721,485
Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	3,171	18,850
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	3,171	18,850
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Credit Default Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	5,633	131
Credit Default Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Credit Default Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	5,633	131
Credit Default Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Currency Swap [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	23,710	45,749
Currency Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	23,710	45,749
Currency Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0	0
Nonredeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	78,183	99,550
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	58,906	72,393
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	19,277	26,737
Nonredeemable Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	420
Equity Securities, Other [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	35,717	40,661
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	5,308	5,126
Equity Securities, Other [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	18,920	19,119
Equity Securities, Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	11,489	16,416
Interest Rate Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	168,484	20,042
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	168,484	20,042
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Future [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Foreign Exchange Forward [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	4,560	5,924
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	4,560	5,924
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Consumer Price Index Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	766	1,491
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	766	1,491
Consumer Price Index Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Credit Default Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	(4,003)	2,429
Credit Default Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Credit Default Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	(4,003)	2,429
Credit Default Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Equity Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	87,243	5,043
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	(2,864)
Equity Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0
Equity Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	87,243	5,043
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	(2,864)
Equity Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Other Liabilities	0
Currency Swap [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Currency Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Securities Pledged as Collateral [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	32,622	48,223
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	27,052	48,223
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	5,570	0
Securities Pledged as Collateral [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fair Value Assets Measured On Recurring Basis Other Invested Assets	0	0
Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	7,461,106	6,710,443
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	76,097	15,089
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	6,410,840	5,823,175
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	974,169	872,179
Canadian Provincial Governments [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	3,869,933	3,057,567
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	3,869,933	3,057,567
Canadian Provincial Governments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,227,234	1,473,077
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,145,579	1,289,786
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	81,655	183,291
Asset-backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	401,991	391,209
Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	208,499	162,651
Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	193,492	228,558
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,242,219	1,337,853
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,126,243	1,190,297
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	115,976	147,556
US Treasury and Government [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	374,002	206,216
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	300,514	166,861
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	73,488	39,355
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	0	0
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	205,386	164,460
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	12,894	6,865
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	182,119	150,612
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	10,373	6,983
Foreign Government Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,419,079	963,772
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	223,440	5,130
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	1,195,639	951,906
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Fixed maturity securities available-for-sale	$ 0	$ 6,736

Fair Value Disclosures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	$ 872,179	$ 994,219
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	218	657
Investment related gains (losses), net	1,863	839
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	21,011	34,319
Purchases, sales and settlements		71,695
Purchases	305,401
Sales	(48,653)
Settlements	(125,797)
Transfers into Level 3	80,302	126,133
Transfers out of Level 3	(132,512)	(355,683)
Balance ending	974,169	872,179
Included in Earnings [Abstract]
Investment income, net of related expenses	162	548
Investment related gains (losses), net	(1,223)	(594)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	183,291	144,457
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	836	1,763
Investment related gains (losses), net	(2,032)	(7,479)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	4,580	26,808
Purchases, sales and settlements		(43,236)
Purchases	6,478
Sales	(21,178)
Settlements	(16,672)
Transfers into Level 3	30,159	102,939
Transfers out of Level 3	(103,807)	(41,961)
Balance ending	81,655	183,291
Included in Earnings [Abstract]
Investment income, net of related expenses	816	1,592
Investment related gains (losses), net	(594)	(4,637)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	228,558	262,767
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	1,686	2,843
Investment related gains (losses), net	(10,236)	(7,494)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	3,902	31,340
Purchases, sales and settlements		(45,677)
Purchases	65,467
Sales	(27,844)
Settlements	(24,092)
Transfers into Level 3	45,984	78,880
Transfers out of Level 3	(89,933)	(94,101)
Balance ending	193,492	228,558
Included in Earnings [Abstract]
Investment income, net of related expenses	1,595	2,731
Investment related gains (losses), net	(5,058)	(4,052)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	147,556	329,559
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	2,321	3,467
Investment related gains (losses), net	(12,354)	(6,369)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	8,060	22,907
Purchases, sales and settlements		37,476
Purchases	7,683
Sales	0
Settlements	(3,548)
Transfers into Level 3	76,955	73,653
Transfers out of Level 3	(110,697)	(313,137)
Balance ending	115,976	147,556
Included in Earnings [Abstract]
Investment income, net of related expenses	2,307	3,449
Investment related gains (losses), net	(12,366)	(6,563)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	6,983	12,080
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	361	118
Investment related gains (losses), net	(15)	(14)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	3,390	961
Purchases, sales and settlements		34,841
Purchases	2,334
Sales	0
Settlements	(88)
Transfers into Level 3	48,469	1,820
Transfers out of Level 3	(51,061)	(42,823)
Balance ending	10,373	6,983
Included in Earnings [Abstract]
Investment income, net of related expenses	361	118
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	6,736	59,975
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	2	2
Investment related gains (losses), net	0	(10)
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	4	304
Purchases, sales and settlements		1,416
Purchases	0
Sales	0
Settlements	0
Transfers into Level 3	20	2,178
Transfers out of Level 3	(6,605)	(57,129)
Balance ending	0	6,736
Included in Earnings [Abstract]
Investment income, net of related expenses	(36)	6
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	(274,220)	(434,494)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(87,236)	160,274
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	0	0
Purchases, sales and settlements		0
Purchases	0
Sales	0
Settlements	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	(361,456)	(274,220)
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(87,236)	160,274
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	420	6,775
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	550
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	0	160
Purchases, sales and settlements		(5,146)
Purchases	0
Sales	(420)
Settlements	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(1,919)
Balance ending	0	420
Included in Earnings [Abstract]
Investment income, net of related expenses	0	(1)
Investment related gains (losses), net	0	(32)
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Equity Securities, Other [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	16,416	10,436
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	3,504	0
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	(4,663)	4,848
Purchases, sales and settlements		1,132
Purchases	797
Sales	(4,565)
Settlements	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	11,489	16,416
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	75,431	68,873
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Interest credited	0	0
Policy acquisition costs and other insurance expenses	9,421	7,621
Included in other comprehensive income	0	0
Purchases, sales and settlements		(1,063)
Purchases	6,201
Sales	0
Settlements	(86,107)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	4,945	75,431
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	0	0
Claims and other policy benefits	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	0	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	18,589	7,621
Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning	(721,485)	(608,654)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(224,184)	(28,786)
Claims and other policy benefits	(2,230)	(872)
Interest credited	(88,255)	(52,569)
Policy acquisition costs and other insurance expenses	0	0
Included in other comprehensive income	0	0
Purchases, sales and settlements		(30,604)
Purchases	(71,505)
Sales	0
Settlements	79,418
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance ending	(1,028,241)	(721,485)
Included in Earnings [Abstract]
Investment income, net of related expenses	0	0
Investment related gains (losses), net	(228,910)	(28,786)
Claims and other policy benefits	(2,346)	(2,824)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited	(167,673)	(101,970)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses	0	0
Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Line Items]
Balance beginning		443
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Liabilities Gain Loss Included In Earnings [Abstract]
Investment income, net of related expenses		0
Investment related gains (losses), net		0
Claims and other policy benefits		0
Interest credited		0
Policy acquisition costs and other insurance expenses		0
Included in other comprehensive income		0
Purchases, sales and settlements		381
Transfers into Level 3		0
Transfers out of Level 3		(824)
Balance ending		0
Included in Earnings [Abstract]
Investment income, net of related expenses		0
Investment related gains (losses), net		0
Claims and other policy benefits		0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Interest Credited		0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset And Liabilities Unrealized Gain Loss Still Held Included In Earnings In Policy Acquisition Costs And Other Insurance Expenses		$ 0

Fair Value Disclosures (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Line Items]
Percentage Of Fixed Maturity Securities Classified As Level 3	8.50%	10.10%
Fair Value Measured On Nonrecurring Basis Gains Losses	$ 1,200,000	$ 0
Equity Securities, Other [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value, Level 1 to level 2 Transfers, Amount	2,300,000
Fair Value, Level 2 to level 1 Transfers, Amount	3,300,000
Debt Securities [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value, Level 1 to level 2 Transfers, Amount	77,300,000
Fair Value, Level 2 to level 1 Transfers, Amount	55,700,000
Foreclosed Commercial Mortgages [Member]
Fair Value Of Financial Instruments [Line Items]
Commercial Mortgage Loans Carrying Value Non Recurring	4,600,000
Impaired Commercial Mortgages [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value Measured On Nonrecurring Basis Gains Losses	6,100,000
Commercial Mortgage Loans Carrying Value Non Recurring	$ 33,000,000

Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance [Line Items]
Net premiums	$ 7,335,687	$ 6,659,680	$ 5,725,161
Claims and other policy benefits	6,225,183	5,547,155	4,819,426
Direct Life Insurance [Member]
Reinsurance [Line Items]
Net premiums	2,590	2,669	2,259
Claims and other policy benefits	4,179	4,062	4,098
Reinsurance Assumed [Member]
Reinsurance [Line Items]
Net premiums	7,701,594	7,198,219	6,241,952
Claims and other policy benefits	6,472,041	5,877,153	5,025,383
Reinsurance Ceded [Member]
Reinsurance [Line Items]
Net premiums	(368,497)	(541,208)	(519,050)
Claims and other policy benefits	$ (251,037)	$ (334,060)	$ (210,055)

Reinsurance (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance [Abstract]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	$ 76,000,000	$ 74,000,000	$ 72,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,664,353,000,000	2,540,317,000,000	2,325,041,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	39,987,000,000	42,582,000,000	46,897,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	$ 2,624,442,000,000	$ 2,497,809,000,000	$ 2,278,216,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.52%	101.70%	102.06%

Reinsurance (Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Statutory Financial Reinsurance	$ 2,200,000,000	$ 2,100,000,000
Statutory Reserves Related To Financial Requirements	1,277,200,000	1,138,500,000
Assets held in trust and held in custody	896,100,000	885,300,000
Benefit Of RGA Subsidiaries [Member]
Reinsurance [Line Items]
Assets held in trust and held in custody	1,534,000,000	1,419,300,000
Benefit Of Third Parties [Member]
Reinsurance [Line Items]
Assets held in trust and held in custody	$ 2,144,600,000	$ 1,851,100,000

Deferred Policy Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	$ 3,543,925	$ 3,314,715
Deferred Policy Acquisition Costs Assumed [Member]
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	3,605,611	3,377,073
Deferred Policy Acquisition Costs Retroceded [Member]
Deferred Policy Acquisition Costs Disclosures [Line Items]
Deferred policy acquisition costs	$ (61,686)	$ (62,358)

Deferred Policy Acquisition Costs (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs	$ 3,314,715	$ 3,355,275	$ 3,336,699
Deferred Policy Acquisition Cost, Amortization Expense, Unrealized Investment Gains (Losses)	(7,448)	(15,671)	(45,839)
Deferred Policy Acquisition Costs Foreign Currency	(5,822)	31,603	119,974
Deferred Policy Acquisition Costs	3,543,925	3,314,715	3,355,275
Deferred Policy Acquisition Costs Assumed [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Additions	947,014	885,450	802,213
Deferred Policy Acquisition Cost, Amortization Expense	(820,084)	(831,979)	(578,367)
Deferred Policy Acquisition Costs Allocated to Change In Value Of Embedded Derivatives [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Amortization Expense	114,877	(108,515)	(287,164)
Deferred Policy Acquisition Costs Retroceded [Member]
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs, Additions	(13,411)	(13,838)	(9,192)
Deferred Policy Acquisition Cost, Amortization Expense	$ 14,084	$ 12,390	$ 16,951

Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Before Income Tax Domestic And Foreign [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ 400,278	$ 500,938	$ 295,105
Income (Loss) from Continuing Operations before Income Taxes, Foreign									363,293	305,243	245,454
Income Loss From Continuing Operations Before Provision For Income Tax	$ 193,251	$ 156,396	$ 187,169	$ 226,755	$ 256,216	$ 183,958	$ 186,358	$ 179,649	$ 763,571	$ 806,181	$ 540,559

Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)	$ (1,605)	$ (217,970)	$ 203,758
Current Foreign Tax Expense (Benefit)	50,138	63,233	62,696
Current Income Tax Expense (Benefit)	48,533	(154,737)	266,454
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	155,895	392,905	(106,321)
Deferred Foreign Income Tax Expense (Benefit)	13,098	32,271	7,430
Deferred income taxes cash flow	168,994	425,174	(98,891)
Provision for income taxes	$ 217,526	$ 270,439	$ 167,563

Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 267,250	$ 282,163	$ 189,196
Income Tax Reconciliation, Foreign Income Tax Rate Differential	(9,681)	(7,544)	(7,207)
Income Tax Reconciliation Foreign Income Tax Basis Differential	(11,584)	(5,210)	(4,222)
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance	4,147	(11)	(4,450)
Income Tax Reconciliation, Tax Contingencies, Domestic	5,562	3,942	(10,774)
Income Tax Reconciliation Change In Canadian Enacted Tax Rate	(40,593)	0	0
Income Tax Reconciliation Change In Foreign Enacted Tax Rate	(1,933)	0	0
Income Tax Reconciliation Subpart F	9,340	0	0
Income Tax Reconciliation, Tax Credits, Foreign	3,546	0	0
Income Tax Reconciliation, Prior Year Income Taxes	(1,863)	(2,322)	4,552
Income Tax Reconciliation, Other Adjustments	427	(579)	468
Provision for income taxes	$ 217,526	$ 270,439	$ 167,563
Effective Income Tax Rate, Continuing Operations	2850.00%	3350.00%	3100.00%

Income Tax (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit), Intraperiod Tax Allocation [Abstract]
Provision for income taxes	$ 217,526	$ 270,439	$ 167,563
Income Tax Effects Allocated Directly to Equity [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	275,975	267,445	355,088
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	(4,934)	2,255	(2,605)
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	1,579	(19,633)	1,136
Income Tax Effects Allocated Directly To Equity Employee Unrealized Pension And Post Retirement	8,581	(911)	754
Income Tax Expense (Benefit), Intraperiod Tax Allocation	$ 481,565	$ 521,417	$ 520,428

Income Tax (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	$ 51,101	$ 18,961
Deferred Tax Assets Reinsurance Transactions	17,097	16,036
Deferred Tax Assets Cash And Invested Assets	0	0
Deferred Tax Assets Investment Income	98,496	110,446
Deferred Tax Assets Deferred Acquisition Costs Capitalized For Tax	67,006	66,246
Deferred Tax Assets, Operating Loss Carryforwards	174,503	348,450
Deferred Tax Assets Capital Loss And Foreign Tax Credit Carryforwards	41,737	55,215
Deferred Tax Assets Deferred Acquisition Costs Capitalized For Financial Reporting	0	16,581
Deferred Tax Assets, Gross	449,940	631,935
Deferred Tax Assets, Valuation Allowance	8,630	3,910
Deferred Tax Assets, Net	441,310	628,025
Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	1,047,748	1,039,972
Deferred Tax Liabilities Reinsurance Transactions	473,767	497,740
Deferred Tax Liabilities Cash And Invested Assets	574,738	274,891
Deferred Tax Liabilities Investment Income	13,499	14,050
Deferred Tax Liabilities, Unrealized Currency Transaction Gains	8,604	61,552
Deferred Tax Liabilities	2,118,356	1,888,205
Deferred Tax Assets (Liabilities), Net	(1,677,046)	(1,260,180)
Balance Sheet Presentation Of Deferred Tax Liabilities [Abstract]
Deferred Tax Assets, Other	2,788	0
Deferred income taxes	$ 1,679,834	$ 1,260,180

Income Tax (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits	$ 182,354	$ 221,040	$ 206,665
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	7,968	17,255	25,148
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	(59,879)	(14,711)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3,938	3,938	3,938
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	0	0	0
Unrecognized Tax Benefits	$ 194,260	$ 182,354	$ 221,040

Income Tax (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Tax [Abstract]
Cumulative Tax Benefit Adjustment	$ 30,700,000
Unrecorded Tax Benefit Adjustment Impact By Year		12,000,000	9,000,000	6,000,000	3,000,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	777,300,000	630,600,000
Proceeds from Income Tax Refunds	11,100,000	37,500,000	300,000
Cash paid for income taxes	140,100,000	48,000,000	25,900,000
Operating Loss Carryforwards	562,700,000	1,075,500,000
Operating Loss Carryforwards With Expiration Dates	427,100,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		26,800,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	7,100,000	1,400,000	2,100,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 39,800,000	$ 32,700,000

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Ending Balance	$ 93,101	$ 69,625	$ 63,998
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	69,625
Defined Benefit Plan, Service Cost	5,985	4,762	3,821
Defined Benefit Plan, Interest Cost	3,916	3,420	3,443
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actuarial Net (Gains) Losses	16,164	(1,938)
Defined Benefit Plan, Benefits Paid	(2,100)	(1,280)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(490)	663
Defined Benefit Plan, Benefit Obligation, Ending Balance	93,101	69,625
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	18,395	14,321
Defined Benefit Plan, Service Cost	1,116	847	597
Defined Benefit Plan, Interest Cost	1,035	882	674
Defined Benefit Plan, Contributions by Plan Participants	176	127
Defined Benefit Plan, Actuarial Net (Gains) Losses	8,348	2,326
Defined Benefit Plan, Benefits Paid	(216)	(108)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	0	0
Defined Benefit Plan, Benefit Obligation, Ending Balance	$ 28,854	$ 18,395	$ 14,321

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	$ 41,300	$ 35,888
Defined Benefit Plan, Funded Status of Plan	(51,801)	(33,737)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	35,888	30,923
Defined Benefit Plan, Actual Return on Plan Assets	540	4,383
Defined Benefit Plan, Contributions by Employer	6,972	1,862
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(2,100)	(1,280)
Defined Benefit Plan Administrative Expense	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	41,300	35,888
Defined Benefit Plan, Funded Status of Plan	(51,801)	(33,737)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	40	70
Defined Benefit Plan, Contributions by Plan Participants	176	127
Defined Benefit Plan, Benefits Paid	(216)	(108)
Defined Benefit Plan Administrative Expense	0	(89)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	0
Defined Benefit Plan, Funded Status of Plan	$ (28,854)	$ (18,395)

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 41,300	$ 35,888
Defined Benefit Plan, Benefit Obligation	93,101	69,625	63,998
Defined Benefit Plan, Funded Status of Plan, Total	(51,801)	(33,737)
Qualified Pension Plans Defined Benefit [Member]
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,300	35,888
Defined Benefit Plan, Benefit Obligation	51,980	40,687
Defined Benefit Plan, Funded Status of Plan, Total	(10,680)	(4,799)
Non Qualified Pension Plans Defined Benefit [Member]
Funded Status [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Benefit Obligation	41,121	28,938
Defined Benefit Plan, Funded Status of Plan, Total	$ (41,121)	$ (28,938)

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Amounts In AOCI [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ 30,565	$ 13,118
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Costs (Credit) Arising During Period, Net of Tax	2,804	3,264
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	33,369	16,382
Other Postretirement Benefit Plans, Defined Benefit [Member]
Amounts In AOCI [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	13,875	5,880
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Costs (Credit) Arising During Period, Net of Tax	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ 13,875	$ 5,880

Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 93,101	$ 69,625
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets Fair Value Of Plan Assets	$ 41,300	$ 35,888

Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	$ 89,531	$ 66,597
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 41,300	$ 35,888

Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	$ 5,985	$ 4,762	$ 3,821
Defined Benefit Plan, Interest Cost	3,916	3,420	3,443
Defined Benefit Plan, Expected Return on Plan Assets	2,937	2,577	1,945
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	399	(171)	558
Defined Benefit Plan, Amortization of Gains (Losses)	(980)	(688)	(1,593)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	8,343	6,122	7,470
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	1,116	847	597
Defined Benefit Plan, Interest Cost	1,035	882	674
Defined Benefit Plan, Expected Return on Plan Assets	0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	(353)	(236)	(20)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	$ 2,504	$ 1,965	$ 1,291

Employee Benefit Plans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	$ 18,561	$ (3,743)	$ 2,009
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(980)	(688)	(1,593)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax	(399)	171	(558)
Other Comprehensive Income Defined Benefit Plan Net Foreign Exchange Translations And Other Adjustments	(196)	(307)	290
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	16,986	(4,567)	148
Total recognized in net periodic benefit cost and other comprehensive income	25,329	1,555	7,618
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	8,348	2,326	2,094
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(353)	(236)	(20)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Recognized in Net Periodic Benefit Cost, before Tax	0	0	0
Other Comprehensive Income Defined Benefit Plan Net Foreign Exchange Translations And Other Adjustments	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	7,995	2,090	2,074
Total recognized in net periodic benefit cost and other comprehensive income	$ 10,499	$ 4,055	$ 3,365

Employee Benefit Plans (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 4,705
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	5,031
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	5,226
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	5,511
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	7,434
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	38,945
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	247
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	302
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	361
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	420
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	480
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 3,495

Employee Benefit Plans (Details 9)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.48%	5.47%	6.01%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.22%	5.96%	6.37%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.75%	8.50%	8.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.20%	4.20%	4.21%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	5.40%	5.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.40%	5.75%	6.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	0.00%	0.00%	0.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%	0.00%

Employee Benefit Plans (Details 10)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pre Medicare Eligible Claims [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	9.00%	8.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	9% down to 5% in 2015	8% down to 5% in 2013
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2015	2013
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Medicare Eligible Claims [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.00%	8.00%
Defined Benefit Plan, Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate	8% down to 5% in 2013	8% down to 5% in 2013
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2013	2013
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%

Employee Benefit Plans (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 659
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(441)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	7,010
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (5,244)

Employee Benefit Plans (Details 12) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 41,300	$ 35,888
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,250	35,845
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50	43
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,300	35,888
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	41,250	35,845
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50	43
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0

Employee Benefit Plans (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 89,500,000	$ 66,700,000
Defined Benefit Plan, Amortization of Net Gains (Losses)	3,400,000
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	300,000
Defined Benefit Plan, Target Allocation Percentage of Assets, Equity Securities	60.00%
Defined Benefit Plan, Target Allocation Percentage of Assets, Debt Securities	40.00%
Defined Contribution Plan, Cost Recognized	5,100,000	3,900,000	2,700,000
Pension Plans, Defined Benefit [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	4,700,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Employee Benefit Plans [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 200,000

Financial Condition and Net Income on a Statutory Basis - Significant Subs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Number Of Preceeding Months To Accumulate Dividend Paid For Approval	12
Future Dividend Payment Restricted To Such Percent Of Surplus To Policy Holders	10.00%
RCM [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 1,478,864	$ 1,486,928
Statutory Accounting Practices, Statutory Net Income Amount	37,142	53,690	(16,800)
RGA Reinsurance [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	1,515,934	1,528,887
Statutory Accounting Practices, Statutory Net Income Amount	129,717	68,010	63,189
RGA Canada [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	610,142	522,756
Statutory Accounting Practices, Statutory Net Income Amount	102,229	68,561	(2,620)
RGA Barbados [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	493,637	409,147
Statutory Accounting Practices, Statutory Net Income Amount	149,676	98,688	33,220
RGA Barbados [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(1,181)
Statutory Accounting Practices, Statutory Net Income Amount	(1,275)	0
RGA Australia [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	382,395	339,297
Statutory Accounting Practices, Statutory Net Income Amount	44,403	31,897	37,515
RGA Atlantic [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	345,247	287,386
Statutory Accounting Practices, Statutory Net Income Amount	74,506	81,390	47,369
RGA Atlantic [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(16,913)
Statutory Accounting Practices, Statutory Net Income Amount	(4,502)	(3,163)
RGA Americas [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	267,871	259,589
Statutory Accounting Practices, Statutory Net Income Amount	55,639	50,314	15,433
RGA Americas [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(28,528)
Statutory Accounting Practices, Statutory Net Income Amount	(9,651)	(7,743)
Other Reinsurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	644,918	454,738
Statutory Accounting Practices, Statutory Net Income Amount	(420,206)	80,286	(315,713)
Other Reinsurance Subsidiaries [Member] | Retrospective Effect Of Change In Accounting Principle Amount Of Application Adjustment [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	(1,487)
Statutory Accounting Practices, Statutory Net Income Amount	$ (1,295)	$ (192)

Financial Condition and Net Income on a Statutory Basis - Significant Subs (Narrative) (USD $)	12 Months Ended
Dec. 31, 2011
Statutory Basis [Abstract]
Number Of Preceeding Months To Accumulate Dividend Paid For Approval	12
Future Dividend Payment Restricted To Such Percent Of Surplus To Policy Holders	10.00%
Day As Of Max Dividends Payable For RCM And RGA Reinsurance	January 1, 2012
RCM Max Dividend Payments Without Approval	$ 147,900,000
RGA Reinsurance Max Dividend Payments Without Approval	$ 151,600,000

Commitments and Contingent Liabilities (Details) (USD $)	Dec. 31, 2011
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	$ 16,400,000
Operating Leases, Future Minimum Payments, Due in Two Years	13,200,000
Operating Leases, Future Minimum Payments, Due in Three Years	11,400,000
Operating Leases, Future Minimum Payments, Due in Four Years	6,500,000
Operating Leases, Future Minimum Payments, Due in Five Years	6,100,000
Operating Leases, Future Minimum Payments, Due Thereafter	$ 21,900,000

Commitments and Contingent Liabilities (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingent Liabilities [Line Items]
Undrawn Outstanding Letters Of Credit In Favor Of Third Parties	$ 15,800,000	$ 16,000,000
Undrawn Outstanding Letters Of Credit Between Subsidiaries	582,900,000	518,400,000
Syndicated Revolving Credit Facility Capacity	850,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	183,500,000
Other Long Term Credit Facility Capacity 200 Million Dollar	200,000,000
Other Long Term Credit Facility Undrawn Outstanding 200 Million Dollar	200,000,000
Other Long Term Credit Facility Capacity 120 Million Dollar	120,000,000
Operating Leases, Rent Expense	18,800,000	17,100,000	13,900,000
Syndicated Credit Facility $850 Million [Member]
Commitments And Contingent Liabilities [Line Items]
Syndicated Revolving Credit Facility Capacity	850,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	183,500,000
Syndicated Credit Facility $750 Million [Member]
Commitments And Contingent Liabilities [Line Items]
Syndicated Revolving Credit Facility Capacity	750,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	113,300,000
Insurance Treaty Guarantee [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	697,500,000	600,800,000
Insurance Treaty Guarantee Net Of Assets Held In Trust [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	467,500,000	352,000,000
Guarantee Of Borrowed Securities [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	150,000,000
Guarantee Of Lease Obligations [Member]
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	11,700,000
Guarantee Of Subsidiary Collateral Financing [Member]
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	300,000,000
Limited Partnerships [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	156,600,000	147,200,000
Commercial Mortgage Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	33,600,000	6,700,000
Private Placement Investments [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	$ 100,000,000	$ 7,500,000

Debt and Trust Preferred Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Short Term Debt	$ 0	$ 199,985
Long-term debt	1,414,688	1,016,425
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Junior Subordinated Debentures Due 2065 [Member]
Debt Instrument [Line Items]
Borrowed Funds	318,725	318,723
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Borrowed Funds	399,466	399,398
Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Borrowed Funds	298,577	298,304
Senior Notes Due 2011 [Member]
Debt Instrument [Line Items]
Borrowed Funds	0	199,985
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Borrowed Funds	$ 397,920	$ 0

Debt and Trust Preferred Securities (Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt And Trust Preferred Securities [Abstract]
Number Of Trust Preferred Securites			4,500,000
Warrants Excercised			4,402,078
Price Per Warrant			$ 35.44
Trust Preferred Securities Fixed Annual Distribution Rate			5.75%
Warrant Conversion Value In Common Shares		1.2508	1.2508
Loss On Unamortized Issuance Costs	4,400,000
Unexercised Warrant Cash Redemption Value			14.56
Extinguishment of Debt, Amount			80,200,000
Early Repayment of Subordinated Debt					39,960,000
Gain on repurchase of long-term debt			65,565,000	0	38,875,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Face Amount			400,000,000
Proceeds from Issuance of Senior Long-term Debt			394,400,000
Debt Issuance Costs Incurred And Capitalized			3,400,000
Early Repayment Of Junior Subordinated Debt			39,200,000
Gains Losses On Extinguishment Of Junior Subordinated Debentures					38,900,000
Line of Credit Facility [Line Items]
Syndicated Revolving Credit Facility Capacity			850,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding			183,500,000
Debt, Weighted Average Interest Rate		6.38%	5.94%	6.38%
Remarketed on March 4 2011 [Member]
Debt And Trust Preferred Securities [Abstract]
Number Of Trust Preferred Securites			4,500,000
Aggregate Value Of Trust Preferred Securites			158,200,000
Trust Preferred Security Value			35.44
Price Per Warrant			35.44
Number Of Common Shares Issued			5,500,000
Trust Preferred Securities Fixed Annual Distribution Rate			2.38%
Unexercised Warrant Cash Redemption Value			$ 14.56
Issued December 18 2001 Original Maturity Date March 18 2051 [Member]
Debt And Trust Preferred Securities [Abstract]
Trust Preferred Securities Fixed Annual Distribution Rate			5.75%

Collateral Finance Facility (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Collateral Finance Facility [Line Items]
Debt Instrument, Face Amount	$ 400,000,000
Direct investment in subsidiary	112,800,000
Assets held in trust and held in custody	896,100,000	885,300,000
Collateral Financing Expense	12,391,000	7,856,000	8,268,000
Amount Held In Debt Service Coverage Account	33,500,000	34,600,000
Repurchased Subsidiary Debt	198,500,000
Repayments of Secured Debt	130,798,000	0	0
Gain on repurchase of long-term debt	65,565,000	0	38,875,000
Timerberlake Financial [Member]
Collateral Finance Facility [Line Items]
Collateral Financing Expense	7,100,000	7,900,000	8,300,000
Repayments of Secured Debt	130,800,000
Gain on repurchase of long-term debt	65,600,000
Manor Reinsurance [Member]
Collateral Finance Facility [Line Items]
Collateral Financing Expense	$ 5,300,000

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Total Revenues [Line Items]
Total revenues	$ 2,348,219	$ 1,994,907	$ 2,203,977	$ 2,282,435	$ 2,274,129	$ 1,955,539	$ 1,931,877	$ 2,100,185	$ 8,829,538	$ 8,261,730	$ 7,066,822
US Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									4,915,055	4,966,353	4,260,177
Canada Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									1,056,031	980,170	781,071
Europe And South Africa Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									1,249,859	960,235	828,816
Asia Pacific Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									1,430,414	1,243,464	1,086,187
Corporate And Other Segment Reporting Information [Member]
Segment Total Revenues [Line Items]
Total revenues									$ 178,179	$ 111,508	$ 110,571

Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes	$ 193,251	$ 156,396	$ 187,169	$ 226,755	$ 256,216	$ 183,958	$ 186,358	$ 179,649	$ 763,571	$ 806,181	$ 540,559
US Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									425,637	526,127	296,079
Canada Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									164,953	121,738	106,239
Europe And South Africa Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									83,102	72,125	38,612
Asia Pacific Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									42,234	73,882	72,214
Corporate And Other Segment Reporting Information [Member]
Segment Income Loss From Continuing Operations Before Provision For Income Tax [Line Items]
Income before income taxes									$ 47,645	$ 12,309	$ 27,415

Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Total Assets [Line Items]
Total assets	$ 31,633,973	$ 28,670,180
US Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	17,965,559	17,301,434	15,418,841
Canada Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	3,347,771	3,341,062	2,936,072
Europe And South Africa Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	1,846,751	1,513,323	1,346,816
Asia Pacific Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	2,902,101	2,369,435	2,011,357
Corporate And Other Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	$ 5,571,791	$ 4,144,926	$ 3,192,718

Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Interest Expense [Line Items]
Interest expense	$ 102,638	$ 90,996	$ 69,940
Corporate And Other Segment Reporting Information [Member]
Segment Interest Expense [Line Items]
Interest expense	$ 102,638	$ 90,996	$ 69,940

Segment Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 895,813	$ 1,126,777	$ 1,042,192
US Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	467,266	753,130	726,670
Canada Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	168,874	164,120	144,368
Europe And South Africa Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	58,714	60,121	53,481
Asia Pacific Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	191,957	141,001	110,227
Corporate And Other Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 9,002	$ 8,405	$ 7,446

Segment Information (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	$ 1,887,100,000	$ 1,921,500,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	24.50%	26.70%
US Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	1,401,500,000	1,423,600,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	33.50%	35.60%
Canada Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	503,500,000	624,900,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	53.60%	58.00%
Europe And South Africa Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	634,200,000	450,900,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	51.80%	47.40%
Asia Pacific Segment Reporting Information [Member]
Segment Reporting Disclosure Of Major Customers [Line Items]
Segment Reporting Disclosure Of Major Customers Gross Premiums From Five Largest Clients	$ 603,500,000	$ 489,200,000
Segment Reporting Disclosure Of Major Customers Percentage Of Gross Premiums From Five Largest Clients	45.00%	41.80%

Equity Based Compensation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance					3,382,316	3,200,639	2,787,184	701,542	556,216	383,119
Granted					503,259	535,867	743,145	222,580	253,342	309,063
Exercised / Lapsed					(736,452)	(314,815)	(226,264)	(146,638)	(93,597)	(123,782)
Forfeited					(42,243)	(39,375)	(103,426)	(21,818)	(14,419)	(12,184)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance					3,106,880	3,382,316	3,200,639	755,666	701,542	556,216
Options exercisable					1,897,366
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 46.3	$ 41.91	$ 39.96	$ 40.84
Granted	$ 59.74	$ 47.1	$ 32.2
Exercised / Lapsed	$ 35.26	$ 30.8	$ 26.77
Forfeited	$ 45.5	$ 43.2	$ 36.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 46.3	$ 41.91	$ 39.96	$ 40.84
Options exercisable	$ 45.64
Options, Outstanding, Intrinsic Value	$ 18,500,000
Options, Exercisable, Intrinsic Value	$ 12,500,000

Equity Based Compensation (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,106,880
Options Outstanding, Weighted-Average Remaining Contractual Life	6.1
Options Oustanding, Weighted Average Exercise Price	$ 46.3
Options Exercisable	1,897,366
Options Exercisable, Weighted-Average Exercise Price	$ 45.64
$25.00 - $34.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	896,316
Options Outstanding, Weighted-Average Remaining Contractual Life	5.5
Options Oustanding, Weighted Average Exercise Price	$ 30.96
Options Exercisable	541,600
Options Exercisable, Weighted-Average Exercise Price	$ 30.14
$35.00 - $44.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	150,174
Options Outstanding, Weighted-Average Remaining Contractual Life	2
Options Oustanding, Weighted Average Exercise Price	$ 39.61
Options Exercisable	150,174
Options Exercisable, Weighted-Average Exercise Price	$ 39.61
$45.00 - $54.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	921,343
Options Outstanding, Weighted-Average Remaining Contractual Life	6
Options Oustanding, Weighted Average Exercise Price	$ 47.26
Options Exercisable	535,329
Options Exercisable, Weighted-Average Exercise Price	$ 47.38
$55.00 - +
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,139,047
Options Outstanding, Weighted-Average Remaining Contractual Life	7.1
Options Oustanding, Weighted Average Exercise Price	$ 58.47
Options Exercisable	670,263
Options Exercisable, Weighted-Average Exercise Price	$ 58.13

Equity Based Compensation (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Based Compensation [Abstract]
Allocated Share-based Compensation Expense	$ 23,100,000	$ 18,100,000	$ 10,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	12,500,000	7,200,000	4,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 22.73	$ 15.9	$ 8.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.80%	1.02%	1.12%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.81%	2.82%	2.03%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6.7	6	6
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	35.00%	33.90%	29.10%
Performance Contingent Units Issued	222,580	253,342	309,063
Weighted Average Fair Value Per Performance Contingent Unit	59.74	47.1	32.2
Performance Contingent Units Outstanding	217,865	242,790	295,011
Performance Contingent Units Maximum Shares of Common Stock Per PCU	2
Performance Contingent Units Measurement Period	3 years
Performance Contingent Unit Share Payout	1.31	0.96	0.68
Performance Contingent Units Shares of Common Stock Issued	362,642	141,405	63,409
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 22,200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2.1

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings [Abstract]
Net income	$ 138,579	$ 134,602	$ 123,944	$ 148,920	$ 183,684	$ 119,457	$ 119,218	$ 113,383	$ 546,045	$ 535,742	$ 372,996
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic									73,586	73,157	72,790
Equivalent shares from outstanding stock options									522	1,537	537
Weighted Average Number of Shares Outstanding, Diluted									74,108	74,694	73,327
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic	$ 1.89	$ 1.82	$ 1.68	$ 2.03	$ 2.51	$ 1.63	$ 1.63	$ 1.55	$ 7.42	$ 7.32	$ 5.12
Earnings Per Share, Diluted	$ 1.88	$ 1.81	$ 1.66	$ 2.02	$ 2.45	$ 1.61	$ 1.6	$ 1.52	$ 7.37	$ 7.17	$ 5.09

Earnings Per Share (Narrative)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,100,000	700,000	1,200,000
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	800,000	700,000	600,000

Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Change in foreign currency translation adjustments	$ (25,500)	$ 51,320	$ 177,957
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Change in unrealized gain (loss) on securities	769,105	542,911	672,735
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,236)	4,081	(10,429)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Changes in pension and other postretirement plan adjustments	(16,400)	1,566	(1,468)
Total other comprehensive income (loss)	725,969	599,878	838,795
Before Tax Amount [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	(28,779)	72,989	187,195
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	4,858	(41,302)	(8,102)
Change in foreign currency translation adjustments	(23,921)	31,687	179,093
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	1,118,586	849,226	949,091
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	72,841	41,069	(84,348)
Change in unrealized gain (loss) on securities	1,045,745	808,157	1,033,439
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,901)	6,279	(16,045)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	460	(321)	(422)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	(25,441)	2,798	(1,800)
Changes in pension and other postretirement plan adjustments	(24,981)	2,477	(2,222)
Total other comprehensive income (loss)	994,942	848,600	1,194,265
Tax Expense Benefit [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	121	5,177	(3,972)
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	(1,700)	14,456	2,836
Change in foreign currency translation adjustments	(1,579)	19,633	(1,136)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	(302,134)	(279,620)	(331,182)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	(25,494)	(14,374)	29,522
Change in unrealized gain (loss) on securities	(276,640)	(265,246)	(360,704)
Change in other-than-temporary impairment losses recognized in other comprehensive income	665	(2,198)	5,616
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	(185)	108	141
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	8,766	(1,019)	613
Changes in pension and other postretirement plan adjustments	8,581	(911)	754
Total other comprehensive income (loss)	(268,973)	(248,722)	(355,470)
After Tax Amount [Member]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Change Arising During Year	(28,658)	78,166	183,223
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Foreign Currency Swap	3,158	(26,846)	(5,266)
Change in foreign currency translation adjustments	(25,500)	51,320	177,957
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Unrealized Net Holding Gains Arising During The Year	816,452	569,606	617,909
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Reclassification Adjustment For Net Gains Realized	47,347	26,695	(54,826)
Change in unrealized gain (loss) on securities	769,105	542,911	672,735
Change in other-than-temporary impairment losses recognized in other comprehensive income	(1,236)	4,081	(10,429)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax [Abstract]
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Prior Service Cost Arising During The Year	275	(213)	(281)
Other Comprehensive Income Amortization Of Defined Benefit Plan Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Gain Arising During The Period	(16,675)	1,779	(1,187)
Changes in pension and other postretirement plan adjustments	(16,400)	1,566	(1,468)
Total other comprehensive income (loss)	$ 725,969	$ 599,878	$ 838,795

Comprehensive Income (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Other invested assets	1,012,541	707,403
Deferred policy acquisition costs	3,543,925	3,314,715
Accumulated Other Comprehensive Income Loss Change In Component During Period	1,043,844	814,436	1,017,394
Change In Net Unrealized Appreciation Depreciation [Member]
Comprehensive income
Fixed maturity securities available-for-sale	1,058,505	813,174	1,004,303
Other invested assets	(7,213)	16,933	58,930
Effect On Unrealized Appreciation Depreciation [Member]
Comprehensive income
Deferred policy acquisition costs	$ (7,448)	$ (15,671)	$ (45,839)

Comprehensive Income (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	$ 1,618,153	$ 892,184
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(25,500)	51,320	177,957
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	769,105	542,911	672,735
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,236)	4,081	(10,429)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(16,400)	1,566	(1,468)
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			(4,442)
Accumulated other comprehensive income (loss)	1,618,153	892,184
Accumulated Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	229,795	255,295	203,975	26,018
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(25,500)	51,320	177,957
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			0
Accumulated other comprehensive income (loss)	229,795	255,295	203,975	26,018
Unrealized Appreciation Of Securities [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	1,419,318	651,449	104,457	(553,407)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	769,105	542,911	672,735
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	(1,236)	4,081	(10,429)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			(4,442)
Accumulated other comprehensive income (loss)	1,419,318	651,449	104,457	(553,407)
Pension And Postretirement Benefits [Member]
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Accumulated other comprehensive income (loss)	(30,960)	(14,560)	(16,126)	(14,658)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	0	0	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities	0	0	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(16,400)	1,566	(1,468)
Accumulated Other Comprehensive Income Loss Defined Benefit Cumulative Effect of Accounting Change			0
Accumulated other comprehensive income (loss)	$ (30,960)	$ (14,560)	$ (16,126)	$ (14,658)

Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012
Quarterly Financial Data [Abstract]
Total revenues	$ 2,348,219	$ 1,994,907	$ 2,203,977	$ 2,282,435	$ 2,274,129	$ 1,955,539	$ 1,931,877	$ 2,100,185	$ 8,829,538	$ 8,261,730	$ 7,066,822
Total benefits and expenses	2,154,968	1,838,511	2,016,808	2,055,680	2,017,913	1,771,581	1,745,519	1,920,536	8,065,967	7,455,549	6,526,263
Income Loss From Continuing Operations Before Provision For Income Tax	193,251	156,396	187,169	226,755	256,216	183,958	186,358	179,649	763,571	806,181	540,559
Net income	$ 138,579	$ 134,602	$ 123,944	$ 148,920	$ 183,684	$ 119,457	$ 119,218	$ 113,383	$ 546,045	$ 535,742	$ 372,996
Basic earnings per share:
Earnings Per Share, Basic	$ 1.89	$ 1.82	$ 1.68	$ 2.03	$ 2.51	$ 1.63	$ 1.63	$ 1.55	$ 7.42	$ 7.32	$ 5.12
Earnings Per Share, Diluted	$ 1.88	$ 1.81	$ 1.66	$ 2.02	$ 2.45	$ 1.61	$ 1.6	$ 1.52	$ 7.37	$ 7.17	$ 5.09
Dividends declared per share	$ 0.18	$ 0.18	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.6	$ 0.48	$ 0.36
Common Stock Value [Abstract]
Common Stock Price Per Share	$ 52.25	$ 45.95	$ 60.86	$ 62.78	$ 53.71	$ 48.29	$ 45.71	$ 52.52	$ 52.25	$ 53.71
Common Stock Value High	$ 55.51	$ 64.32	$ 63.73	$ 63.14	$ 54.89	$ 51.09	$ 56.49	$ 52.64	$ 55.51	$ 54.89
Common Stock Value Low	$ 44.67	$ 44.51	$ 58.4	$ 53.92	$ 47.3	$ 42.72	$ 44.21	$ 44.89	$ 44.67	$ 47.3
Common stock shares outstanding	73,368	73,267	74,076	73,797	73,363	73,172	73,154	73,103	73,368	73,363
Common Stockholders Of Record												82,599

Schedule I Summary of Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	$ 22,951
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	24,965
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	14,183
Summary of Investments, Other than Investments in Related Parties, Fair Value	16,201
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	16,201
US Government and Government Agencies and Authorities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	341
Summary of Investments, Other than Investments in Related Parties, Fair Value	374
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	374
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	184
Summary of Investments, Other than Investments in Related Parties, Fair Value	205
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	205
Foreign Government Debt [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,880
Summary of Investments, Other than Investments in Related Parties, Fair Value	5,289
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,289
Public Utility, Bonds [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,116
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,255
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,255
Asset-backed Securities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2,845
Summary of Investments, Other than Investments in Related Parties, Fair Value	2,872
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2,872
All Other Corporate Bonds [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	5,817
Summary of Investments, Other than Investments in Related Parties, Fair Value	6,206
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	6,206
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	35
Summary of Investments, Other than Investments in Related Parties, Fair Value	36
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	36
Nonredeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	83
Summary of Investments, Other than Investments in Related Parties, Fair Value	78
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	78
Mortgage Loans on Real Estate [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	992
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	992
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,260
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,260
Funds Withheld At Interest [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	5,410
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,410
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	89
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	89
Other Invested Assets [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	899
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	$ 899

Schedule II Condensed Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Fixed maturity securities available-for-sale	$ 16,200,950				$ 14,304,597				$ 16,200,950	$ 14,304,597
Short-term investments	88,566				118,387				88,566	118,387
Cash and cash equivalents	962,870				463,661				962,870	463,661	512,027
Other assets	332,466				289,984				332,466	289,984
Total assets	31,633,973				28,670,180				31,633,973	28,670,180
Liabilities and Stockholders Equity
Other liabilities	810,775				637,923				810,775	637,923
Total stockholders equity	5,818,698				4,765,406				5,818,698	4,765,406	3,639,754	2,435,852	2,616,808
Total liabilities and stockholders equity	31,633,973				28,670,180				31,633,973	28,670,180
CONSOLIDATED STATEMENTS OF INCOME
Total investment related gains (losses), net									(36,056)	212,030	34,148
Provision for income taxes									217,526	270,439	167,563
Net income	138,579	134,602	123,944	148,920	183,684	119,457	119,218	113,383	546,045	535,742	372,996
Cash Flows from Operating Activities:
Other, net									134,835	30,359	70,480
Net cash provided by operating activities									1,309,532	1,842,740	1,364,236
Cash Flows from Investing Activities:
Sales of fixed maturity securities available-for-sale									3,165,479	3,319,453	2,952,773
Purchases of fixed maturity securities available-for-sale									4,011,985	4,854,416	4,693,875
Change in short-term investments and other invested assets									91,880	37,395	114,473
Net cash used in investing activities									(905,781)	(1,720,482)	(1,939,058)
Cash Flows from Financing Activities:
Dividends to stockholders									44,229	35,170	26,212
Purchases of treasury stock									380,345	718	1,607
Excess tax benefits from share-based payment arrangement cash flow									4,933	(2,255)	2,605
Exercise of stock options, net									6,449	2,277	6,304
Change in cash collateral for derivative positions									231,180	26,324	(175,776)
Principal payments on debt									0	0	22,539
Maturity of trust preferred securities									159,473	0	0
Proceeds from affiliated long-term debt issuance									394,388	0	396,344
Proceeds from redemption and remarketing of trust preferred securities									154,588	0	0
Net cash used in financing activities									101,995	(193,429)	194,999
Change in cash and cash equivalents									499,209	(48,366)	(363,376)
Cash and cash equivalents, beginning of period				463,661				512,027	463,661	512,027	875,403
Cash and cash equivalents, end of period	962,870				463,661				962,870	463,661	512,027
Parent Company [Member]
Assets
Fixed maturity securities available-for-sale	467,306				482,188				467,306	482,188
Short-term investments	44,825				64,135				44,825	64,135
Cash and cash equivalents	71,506				31,698				71,506	31,698	24,913
Investments In Subsidiary	6,879,608				5,607,406				6,879,608	5,607,406
Loans and Leases Receivable, Related Parties	775,000				350,000				775,000	350,000
Other assets	132,841				100,282				132,841	100,282
Total assets	8,371,086				6,635,709				8,371,086	6,635,709
Liabilities and Stockholders Equity
Short-term and long-term debt - unaffiliated	1,494,615				1,296,337				1,494,615	1,296,337
Long-term debt - affiliated	500,000				164,919				500,000	164,919
Other liabilities	557,773				409,047				557,773	409,047
Total stockholders equity	5,818,698				4,765,406				5,818,698	4,765,406
Total liabilities and stockholders equity	8,371,086				6,635,709				8,371,086	6,635,709
CONSOLIDATED STATEMENTS OF INCOME
Interest and Dividend Income, Operating									245,631	128,448	44,588
Total investment related gains (losses), net									1,723	2,944	(3,417)
Operating Expenses									(32,550)	(19,442)	(17,965)
Interest and Debt Expense									(111,600)	(96,556)	(73,673)
Income (loss) before income tax and undistributed earnings of subsidiaries									103,204	15,394	(50,467)
Provision for income taxes									8,935	6,707	(25,028)
Net income (loss) before undistributed earnings of subsidiaries									94,269	8,687	(25,439)
Equity In Undistributed Eanings Of Subsidiaries									451,776	527,055	398,435
Net income									546,045	535,742	372,996
Cash Flows from Operating Activities:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									546,045	535,742	372,996
Equity Net Earnings Subsidiaries									(453,806)	(528,228)	(399,235)
Loss On Retirement Of Trust Preferred Securities									4,391	0	0
Effect Of Exchange Rate On Cash And Cash Equivalents Repayment Of Debt									0	0	(4,826)
Other, net									143,716	12,205	31,975
Net cash provided by operating activities									240,346	19,719	910
Cash Flows from Investing Activities:
Sales of fixed maturity securities available-for-sale									171,791	169,910	217,141
Purchases of fixed maturity securities available-for-sale									(116,010)	(214,025)	(454,504)
Purchases Of Subsidiary Debt Securities									(475,000)	(100,000)	(226,550)
Maturity Of Subsidiary Debt Securities									50,000	226,550	0
Change in short-term investments and other invested assets									(2,055)	7,688	(7,526)
Captial Contributions To Subsidiaries									(105,575)	(73,950)	(91,000)
Net cash used in investing activities									(476,849)	16,173	(562,439)
Cash Flows from Financing Activities:
Dividends to stockholders									(44,229)	(35,170)	(26,212)
Purchases of treasury stock									(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement cash flow									4,933	(2,255)	2,605
Exercise of stock options, net									6,449	2,277	6,301
Change in cash collateral for derivative positions									0	6,759	(14,189)
Principal payments on debt									(200,000)	0	(22,539)
Maturity of trust preferred securities									(159,473)	0	0
Proceeds from affiliated long-term debt issuance									500,000	0	0
Proceeds from unaffiliated long-term debt issuance									394,388	0	396,344
Proceeds from redemption and remarketing of trust preferred securities									154,588	0	2
Net cash used in financing activities									276,311	(29,107)	340,705
Change in cash and cash equivalents									39,808	6,785	(220,824)
Cash and cash equivalents, beginning of period				31,698				24,913	31,698	24,913	245,737
Cash and cash equivalents, end of period	$ 71,506				$ 31,698				$ 71,506	$ 31,698	$ 24,913

Schedule III Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	$ 7,335,687	$ 6,659,680	$ 5,725,161
Supplementary Insurance Information, Net Investment Income	1,281,197	1,238,660	1,122,462
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(6,541,577)	(5,857,137)	(5,143,164)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(691,123)	(928,105)	(848,580)
Supplementary Insurance Information, Other Operating Expense	(833,267)	(670,307)	(534,519)
Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	3,605,611	3,377,073
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	18,298,354	17,049,270
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	2,841,373	2,597,941
Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(61,686)	(62,358)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(538,526)	(519,370)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(155,034)	(204,317)
US Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	3,992,678	3,797,081	3,320,723
Supplementary Insurance Information, Net Investment Income	858,536	865,798	819,540
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(3,787,801)	(3,539,577)	(3,168,321)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(345,426)	(631,945)	(599,329)
Supplementary Insurance Information, Other Operating Expense	(356,191)	(268,704)	(196,448)
US Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	2,563,919	2,331,081
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	13,236,919	12,457,977
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	1,094,172	1,075,515
US Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(35,292)	(34,550)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(221,872)	(206,375)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(71,323)	(104,039)
Canada Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	835,298	797,206	614,831
Supplementary Insurance Information, Net Investment Income	188,304	169,136	141,586
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(673,105)	(656,358)	(501,136)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(146,680)	(144,680)	(127,828)
Supplementary Insurance Information, Other Operating Expense	(71,293)	(57,394)	(45,868)
Canada Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	250,262	245,645
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	2,762,175	2,703,322
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	192,187	181,326
Canada Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(524)	(776)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(215,176)	(217,174)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(20,364)	(42,924)
Europe And South Africa Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	1,194,477	918,513	781,952
Supplementary Insurance Information, Net Investment Income	44,351	37,039	34,176
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(1,001,921)	(734,392)	(656,485)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(35,833)	(35,154)	(30,815)
Supplementary Insurance Information, Other Operating Expense	(129,003)	(118,564)	(102,904)
Europe And South Africa Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	347,112	377,620
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	718,167	604,696
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	573,019	482,033
Europe And South Africa Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(12,092)	(13,348)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(32,945)	(31,366)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(22,166)	(22,120)
Asia Pacific Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	1,304,490	1,139,065	998,927
Supplementary Insurance Information, Net Investment Income	84,837	71,827	62,434
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(1,077,982)	(926,383)	(817,052)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(162,926)	(115,496)	(89,750)
Supplementary Insurance Information, Other Operating Expense	(147,272)	(127,703)	(107,171)
Asia Pacific Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	444,318	422,536
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,567,628	1,270,075
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	970,756	842,893
Asia Pacific Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(13,778)	(13,684)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(68,533)	(64,455)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(40,964)	(34,726)
Corporate And Other Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	8,744	7,815	8,728
Supplementary Insurance Information, Net Investment Income	105,169	94,860	64,726
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(768)	(427)	(170)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(258)	(830)	(858)
Supplementary Insurance Information, Other Operating Expense	(129,508)	(97,942)	(82,128)
Corporate And Other Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	191
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	13,465	13,200
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	11,239	16,174
Corporate And Other Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	0	0
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	$ (217)	$ (508)

Schedule IV Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	$ 76,000,000	$ 74,000,000	$ 72,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	39,987,000,000	42,582,000,000	46,897,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,664,353,000,000	2,540,317,000,000	2,325,041,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	2,624,442,000,000	2,497,809,000,000	2,278,216,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.52%	101.70%	102.06%
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	76,000,000	74,000,000	72,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	39,987,000,000	42,582,000,000	46,897,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	2,664,353,000,000	2,540,317,000,000	2,325,041,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	2,624,442,000,000	2,497,809,000,000	2,278,216,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	101.52%	101.70%	102.06%
US Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	2,600,000	2,700,000	2,300,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	197,000,000	196,600,000	193,200,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	4,187,100,000	3,991,000,000	3,511,600,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	3,992,700,000	3,797,100,000	3,320,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	104.87%	105.11%	105.75%
Canada Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	104,700,000	280,600,000	268,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	940,100,000	1,077,800,000	882,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	835,300,000	797,200,000	614,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	112.55%	135.20%	143.58%
Europe And South Africa Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	30,000,000	32,400,000	28,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,224,400,000	950,900,000	810,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	1,194,500,000	918,500,000	782,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	102.50%	103.53%	103.70%
Asia Pacific Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	36,800,000	31,600,000	28,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,341,300,000	1,170,700,000	1,027,800,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	1,304,500,000	1,139,100,000	998,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	102.82%	102.77%	102.89%
Corporate And Other Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	8,700,000	7,800,000	8,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	8,700,000	7,800,000	8,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	100.00%	100.00%	100.00%
Total Premiums [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	2,600,000	2,700,000	2,300,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	368,500,000	541,200,000	519,000,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	7,701,600,000	7,198,200,000	6,241,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	$ 7,335,700,000	$ 6,659,700,000	$ 5,725,200,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	104.99%	108.09%	109.03%

Schedule V Valuation and Qualifying Accounts (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses, Real Estate [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 6,200,000	$ 5,800,000	$ 500,000
Valuation Allowances and Reserves, Charged to Cost and Expense	9,500,000	7,400,000	8,400,000
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	3,900,000	7,000,000	3,100,000
Valuation Allowances and Reserves, Balance, Ending Balance	11,800,000	6,200,000	5,800,000
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance, Beginning Balance	3,900,000	3,500,000	7,900,000
Valuation Allowances and Reserves, Charged to Cost and Expense	0	0	0
Valuation Allowances and Reserves, Charged to Other Accounts	5,400,000	3,200,000	0
Valuation Allowances and Reserves, Deductions	700,000	2,800,000	4,400,000
Valuation Allowances and Reserves, Balance, Ending Balance	$ 8,600,000	$ 3,900,000	$ 3,500,000